UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06161

Allianz Funds

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY	10019
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna

1633 Broadway New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: June 30, 2014

Date of reporting period: March 31, 2014

Allianz Funds:
AllianzGI Emerging Markets Opportunities Fund
AllianzGI Focused Growth Fund
AllianzGI Global Commodity Equity Fund
AllianzGI Global Small-Cap Fund
AllianzGI Income & Growth Fund
AllianzGI International Managed Volatility Fund
AllianzGI Large-Cap Growth Fund
AllianzGI Mid-Cap Fund
AllianzGI NFJ All-Cap Value Fund
AllianzGI NFJ Dividend Value Fund
AllianzGI NFJ International Value Fund
AllianzGI NFJ Large-Cap Value Fund
AllianzGI NFJ Mid-Cap Value Fund
AllianzGI NFJ Small-Cap Value Fund
AllianzGI Opportunity Fund
AllianzGI Small-Cap Blend Fund
AllianzGI Technology Fund
AllianzGI U.S. Managed Volatility Fund
AllianzGI Wellness Fund

Item 1.	Schedules of Investments

Schedule of Investments

AllianzGI Emerging Markets Opportunities Fund

March 31, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—94.4%

Brazil—9.0%
Arteris S.A.	32,613	$261,881
Cia de Saneamento de Minas Gerais	16,921	270,930
Cia Energetica de Minas Gerais ADR	185,847	1,263,760
Cielo S.A.	129,119	4,114,850
Energias do Brasil S.A.	111,377	505,590
Itau Unibanco Holding S.A. ADR	139,375	2,071,112
JBS S.A.	168,091	574,873
Porto Seguro S.A.	83,276	1,168,947

		10,231,943

China—14.7%
Agricultural Bank of China Ltd., Class H	3,495,000	1,527,838
Bank of China Ltd., Class H	7,143,000	3,173,441
China Citic Bank Corp. Ltd., Class H	1,019,000	588,596
China Railway Construction Corp. Ltd., Class H	1,317,500	1,117,072
China Railway Group Ltd., Class H	962,000	449,507
China Resources Cement Holdings Ltd.	866,000	684,180
GOME Electrical Appliances Holding Ltd.	4,825,000	816,523
Guangzhou Automobile Group Co., Ltd., Class H	178,000	187,652
Industrial & Commercial Bank of China Ltd., Class H	1,419,300	874,970
Mindray Medical International Ltd. ADR	13,742	444,691
NetEase, Inc. ADR	7,384	496,943
New Oriental Education & Technology Group, Inc. ADR	74,764	2,194,323
PetroChina Co., Ltd., Class H	586,000	636,532
Sihuan Pharmaceutical Holdings Group Ltd.	1,274,000	1,537,419
Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,026,000	263,714
Skyworth Digital Holdings Ltd.	1,026,000	566,285
Tencent Holdings Ltd.	15,500	1,081,903

		16,641,589

Colombia—0.4%
Bancolombia S.A. ADR	8,307	469,179

Hong Kong—5.2%
Bank of East Asia Ltd.	282,200	1,105,022
Galaxy Entertainment Group Ltd. (c)	45,000	393,058
Hysan Development Co., Ltd.	41,000	178,647
Johnson Electric Holdings Ltd.	256,000	236,459
MGM China Holdings Ltd.	254,800	900,219
SJM Holdings Ltd.	252,000	709,943
Wynn Macau Ltd.	441,200	1,827,801
Yue Yuen Industrial Holdings Ltd.	165,000	538,733

		5,889,882

	Shares	Value*

India—9.4%
Apollo Tyres Ltd.	981,474	$2,623,088
Dr Reddy’s Laboratories Ltd.	9,191	395,672
HCL Technologies Ltd.	55,478	1,295,805
Infosys Ltd.	42,397	2,323,363
Tata Consultancy Services Ltd.	64,555	2,312,928
Tata Motors Ltd.	208,978	1,411,568
Wipro Ltd. ADR	21,742	291,343

		10,653,767

Indonesia—0.8%
Indofood Sukses Makmur Tbk PT	756,500	489,482
Perusahaan Gas Negara Persero Tbk PT	1,039,500	471,761

		961,243

Korea (Republic of)—18.1%
Daesang Corp.	22,110	850,093
Hyosung Corp.	23,699	1,714,448
Hyundai Home Shopping Network Corp.	1,742	256,095
Interpark Corp.	55,922	642,422
KCC Corp.	680	349,074
Kia Motors Corp.	66,723	3,728,615
LG Uplus Corp.	197,070	1,935,821
LS Corp.	8,838	634,908
Mando Corp.	6,159	783,849
Samsung Electronics Co., Ltd.	3,249	4,107,296
SK Holdings Co., Ltd.	5,615	1,019,772
SK Hynix, Inc. (c)	53,910	1,829,213
SK Telecom Co., Ltd.	12,927	2,623,386

		20,474,992

Malaysia—3.2%
AMMB Holdings Bhd.	89,800	197,580
Maxis Bhd.	78,600	167,591
Public Bank Bhd.	446,100	2,619,568
Telekom Malaysia Bhd.	181,800	327,954
UMW Holdings Bhd.	92,900	312,796

		3,625,489

Mexico—1.3%
Gruma SAB De C.V., Class B (c)	139,273	1,152,118
Ternium S.A. ADR	9,127	269,977

		1,422,095

Peru—0.5%
Credicorp Ltd.	4,102	565,748

Philippines—0.2%
Universal Robina Corp.	56,950	180,716

Poland—0.5%
Orange Polska S.A.	152,340	521,436

Russian Federation—4.6%
Lukoil OAO ADR	74,227	4,151,145
Sistema JSFC (b)	1,041,822	1,062,658

		5,213,803

Schedule of Investments

AllianzGI Emerging Markets Opportunities Fund

March 31, 2014 (unaudited) (continued)

	Shares	Value*

South Africa—2.5%
AVI Ltd.	60,298	$323,657
Standard Bank Group Ltd.	66,826	880,413
Vodacom Group Ltd.	132,062	1,629,696

		2,833,766

Switzerland—1.0%
Novartis AG ADR	7,076	601,601
Sonova Holding AG (c)	3,971	580,945

		1,182,546

Taiwan—14.3%
AcBel Polytech, Inc.	486,000	672,321
Asustek Computer, Inc.	98,000	971,067
Catcher Technology Co., Ltd.	522,000	3,790,171
Cheng Uei Precision Industry Co., Ltd.	76,000	161,314
Chunghwa Telecom Co., Ltd.	110,000	338,486
Compal Electronics, Inc.	786,000	557,688
Delta Electronics, Inc.	87,000	538,812
Faraday Technology Corp.	163,000	236,758
Grand Pacific Petrochemical	391,000	238,022
Hon Hai Precision Industry Co., Ltd.	696,000	1,976,463
Inventec Corp.	529,000	522,180
Kinsus Interconnect Technology Corp.	151,000	561,079
Lite-On Technology Corp.	229,270	342,766
Merida Industry Co., Ltd.	26,000	172,895
Merry Electronics Co., Ltd.	30,000	164,531
Micro-Star International Co., Ltd.	204,000	202,258
Pegatron Corp.	192,000	286,433
Pou Chen Corp.	1,434,000	2,029,320
Radiant Opto-Electronics Corp.	165,000	668,126
Siliconware Precision Industries Co.	231,000	306,948
SinoPac Financial Holdings Co., Ltd.	419,000	202,106
Synnex Technology International Corp.	465,000	749,459
Taiwan Semiconductor Manufacturing Co., Ltd.	56,000	220,334
Teco Electric and Machinery Co., Ltd.	227,000	254,037

		16,163,574

Thailand—1.1%
PTT Global Chemical PCL NVDR	230,100	513,025
Thai Oil PCL NVDR	412,800	675,718

		1,188,743

Turkey—2.1%
Eregli Demir ve Celik Fabrikalari TAS	1,840,242	2,373,686

United Kingdom—2.5%
Mondi PLC	164,270	2,878,612

United States—3.0%
Intel Corp.	26,767	690,856
Lear Corp.	11,999	1,004,557
Marvell Technology Group Ltd.	104,711	1,649,198

		3,344,611

	Shares	Value*

Total Common Stock (cost-$94,971,876)		$106,817,420

PREFERRED STOCK—2.1%

Russian Federation—2.1%
Surgutneftegas OAO (b) (cost-$2,234,654)	3,300,122	2,376,088

	Principal Amount (000s)

Repurchase Agreements—3.2%
State Street Bank and Trust Co., dated 3/31/14, 0.00%, due 4/1/14, proceeds $3,668,000; collateralized by Fannie Mae, 1.02%, due 10/17/17, valued at $3,742,200 including accrued interest (cost—$3,668,000)	$3,668	3,668,000

Total Investments (cost—$100,874,530) (a)—99.7%		112,861,508

Other assets less liabilities—0.3%		330,960

Net Assets-100.0%		$113,192,468

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $81,019,704, representing 71.6% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Securities with an aggregate value of $3,438,746, representing 3.0% of net assets.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

NVDR—Non-Voting Depository Receipt

Schedule of Investments

AllianzGI Emerging Markets Opportunities Fund

March 31, 2014 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	12.6%
IT Services	9.1%
Semiconductors & Semiconductor Equipment	9.1%
Oil, Gas & Consumable Fuels	7.0%
Technology Hardware, Storage & Peripherals	6.0%
Automobiles	5.0%
Wireless Telecommunication Services	4.7%
Auto Components	3.9%
Hotels, Restaurants & Leisure	3.3%
Food Products	3.2%
Electronic Equipment, Instruments & Components	3.1%
Diversified Telecommunication Services	2.8%
Paper & Forest Products	2.5%
Chemicals	2.4%
Metals & Mining	2.4%
Textiles, Apparel & Luxury Goods	2.3%
Pharmaceuticals	2.3%
Diversified Consumer Services	1.9%
Electrical Equipment	1.6%
Electric Utilities	1.6%
Internet Software & Services	1.4%
Construction & Engineering	1.4%
Insurance	1.0%
Health Care Equipment & Supplies	0.9%
Industrial Conglomerates	0.9%
Internet & Catalog Retail	0.8%
Specialty Retail	0.7%
Construction Materials	0.6%
Household Durables	0.5%
Gas Utilities	0.4%
Building Products	0.3%
Water Utilities	0.3%
Transportation Infrastructure	0.2%
Real Estate Management & Development	0.2%
Leisure Equipment & Products	0.1%
Repurchase Agreements	3.2%
Other assets less liabilities	0.3%

100.0%

Schedule of Investments

AllianzGI Focused Growth Fund

March 31, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—98.4%

Aerospace & Defense—7.9%
Precision Castparts Corp.	114,055	$28,828,542
United Technologies Corp.	140,335	16,396,741

		45,225,283

Auto Components—2.8%
BorgWarner, Inc.	257,555	15,831,906

Automobiles—1.9%
Tesla Motors, Inc. (b)	52,785	11,003,033

Banks—3.3%
Wells Fargo & Co.	374,575	18,631,361

Beverages—2.5%
Coca-Cola Co.	366,255	14,159,418

Biotechnology—9.9%
Biogen Idec, Inc. (b)	119,380	36,514,761
Gilead Sciences, Inc. (b)	277,925	19,693,765

		56,208,526

Building Products—1.6%
Fortune Brands Home & Security, Inc.	214,130	9,010,590

Communications Equipment—2.0%
QUALCOMM, Inc.	147,675	11,645,651

Electrical Equipment—3.0%
Eaton Corp. PLC	229,510	17,240,791

Food & Staples Retailing—2.3%
Costco Wholesale Corp.	115,465	12,895,131

Food Products—3.4%
Hershey Co.	185,870	19,404,828

Internet & Catalog Retail—6.4%
Amazon.com, Inc. (b)	52,570	17,690,857
priceline.com, Inc. (b)	15,590	18,581,565

		36,272,422

Internet Software & Services—9.1%
Facebook, Inc., Class A (b)	382,480	23,040,595
Google, Inc., Class A (b)	15,065	16,790,093
Yelp, Inc. (a)(b)	157,700	12,131,861

		51,962,549

IT Services—3.9%
Visa, Inc., Class A	101,710	21,955,121

Media—3.7%
Comcast Corp., Class A	426,875	21,352,288

Multi-line Retail—1.5%
Dollar Tree, Inc. (b)	166,220	8,673,360

Oil, Gas & Consumable Fuels—6.4%
Pioneer Natural Resources Co.	86,440	16,176,382
Range Resources Corp.	96,555	8,011,168

	Shares	Value*

Valero Energy Corp.	227,785	$12,095,383

		36,282,933

Pharmaceuticals—4.9%
AbbVie, Inc.	197,820	10,167,948
Bristol-Myers Squibb Co.	344,465	17,894,957

		28,062,905

Road & Rail—3.2%
Union Pacific Corp.	96,928	18,189,508

Semiconductors & Semiconductor Equipment—2.0%
Intel Corp.	433,150	11,179,602

Software—6.0%
Microsoft Corp.	455,610	18,675,454
Salesforce.com, Inc. (b)	270,950	15,468,535

		34,143,989

Specialty Retail—2.7%
Tractor Supply Co.	213,775	15,098,928

Technology Hardware, Storage & Peripherals—2.9%
Apple, Inc.	30,650	16,451,081

Textiles, Apparel & Luxury Goods—2.5%
Michael Kors Holdings Ltd. (b)	154,885	14,446,124

Tobacco—2.6%
Philip Morris International, Inc.	179,790	14,719,407

Total Common Stock (cost—$393,699,421)		560,046,735

	Principal Amount (000s)

Repurchase Agreements—2.1%
State Street Bank and Trust Co., dated 3/31/14, 0.00%, due 4/1/14, proceeds $11,765,000; collateralized by Fannie Mae, 1.02%, due 10/17/17, valued at $12,003,750 including accrued interest (cost—$11,765,000)	$11,765	11,765,000

Total Investments (cost—$405,464,421)—100.5%		571,811,735

Liabilities in excess of other assets—(0.5)%		(2,905,587)

Net Assets—100.0%		$568,906,148

Notes to Schedule of Investments:

(a)	Affiliated security.
(b)	Non-income producing.

Schedule of Investments

AllianzGI Global Commodity Equity Fund

March 31, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—99.3%

Australia—2.4%
BHP Billiton Ltd.	18,415	$624,181
Rio Tinto Ltd.	9,650	569,183

		1,193,364

Canada—2.1%
Barrick Gold Corp.	32,987	587,231
Canadian National Railway Co.	8,615	484,014

		1,071,245

China—1.6%
Beijing Enterprises Holdings Ltd.	52,000	466,458
Trina Solar Ltd. ADR (b)	23,700	318,765

		785,223

Denmark—1.7%
Vestas Wind Systems A/S (b)	21,600	866,030

France—4.3%
Arkema S.A.	4,945	559,406
Schneider Electric S.A.	6,405	567,652
Total S.A.	16,115	1,060,762

		2,187,820

Germany—3.5%
BASF SE	8,900	990,327
Lanxess AG	10,600	800,109

		1,790,436

Ireland—1.1%
Smurfit Kappa Group PLC	22,360	542,279

Japan—4.2%
FANUC Corp.	2,900	512,697
Kawasaki Heavy Industries Ltd.	105,000	386,842
Mitsui & Co., Ltd.	23,400	330,725
SMC Corp.	2,000	527,466
Yaskawa Electric Corp.	27,000	373,023

		2,130,753

Mexico—1.0%
Cemex SAB De C.V. ADR (b)	38,790	489,918

Netherlands—2.0%
Core Laboratories NV	5,040	1,000,138

Singapore—2.3%
First Resources Ltd.	171,000	318,465
Golden Agri-Resources Ltd.	862,000	394,367
Keppel Corp. Ltd.	51,000	442,458

		1,155,290

Spain—1.5%
Gamesa Corp. Tecnologica S.A. (b)	68,400	743,664

Switzerland—1.5%
Glencore Xstrata PLC	44,600	230,059
Weatherford International Ltd. (b)	29,815	517,588

		747,647

	Shares	Value*

United Kingdom—4.6%
BHP Billiton PLC	17,485	$539,913
Rio Tinto PLC	14,240	794,132
Royal Dutch Shell PLC, Class A	27,570	1,007,347

		2,341,392

United States—65.5%
Anadarko Petroleum Corp.	3,000	254,280
Antero Resources Corp. (b)	12,465	780,309
Archer-Daniels-Midland Co.	18,075	784,274
Ashland, Inc.	5,100	507,348
Bonanza Creek Energy, Inc. (b)	11,860	526,584
Cabot Oil & Gas Corp.	33,300	1,128,204
Cobalt International Energy, Inc. (b)	25,230	462,214
Concho Resources, Inc. (b)	9,210	1,128,225
CSX Corp.	17,050	493,939
Eagle Materials, Inc.	8,440	748,290
Ecolab, Inc.	16,555	1,787,774
EOG Resources, Inc.	7,910	1,551,705
Halliburton Co.	16,925	996,713
JB Hunt Transport Services, Inc.	7,170	515,666
Kansas City Southern	4,850	494,991
Kirby Corp. (b)	6,350	642,938
Kodiak Oil & Gas Corp. (b)	65,965	800,815
Laredo Petroleum Holdings, Inc. (b)	18,580	480,479
LyondellBasell Industries NV, Class A	11,220	997,907
Marathon Petroleum Corp.	5,740	499,610
Monsanto Co.	8,365	951,686
National Oilwell Varco, Inc.	4,555	354,698
Noble Energy, Inc.	8,700	618,048
Patterson-UTI Energy, Inc.	16,295	516,226
PDC Energy, Inc. (b)	9,780	608,903
Phillips 66	14,700	1,132,782
Pioneer Natural Resources Co.	6,375	1,193,017
PPG Industries, Inc.	4,660	901,524
Praxair, Inc.	3,705	485,244
Range Resources Corp.	14,525	1,205,139
Rock-Tenn Co., Class A	4,585	484,038
RPC, Inc.	40,905	835,280
Schlumberger Ltd.	12,070	1,176,825
Sealed Air Corp.	12,390	407,259
Sherwin-Williams Co.	4,650	916,654
SM Energy Co.	7,885	562,122
SolarCity Corp. (b)	3,850	241,087
Southwestern Energy Co. (b)	27,200	1,251,472
SunEdison, Inc. (b)	17,430	328,381
SunPower Corp. (b)	17,700	571,002
U.S. Silica Holdings, Inc.	16,460	628,278
Union Pacific Corp.	2,745	515,127
Valero Energy Corp.	19,720	1,047,132
Vulcan Materials Co.	8,100	538,245

		33,052,434

Total Common Stock (cost—$41,173,748)		50,097,633

Schedule of Investments

AllianzGI Global Commodity Equity Fund

March 31, 2014 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—0.5%
State Street Bank and Trust Co., dated 3/31/14, 0.00%, due 4/1/14, proceeds $240,000; collateralized by Fannie Mae, 1.02%, due 10/17/17, valued at $247,500 including accrued interest (cost—$240,000)	$240	$240,000

Total Investments (cost—$41,413,748) (a)—99.8%		50,337,633

Other assets less liabilities—0.2%		87,174

Net Assets—100.0%		$50,424,807

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $13,647,545, representing 27.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI Global Commodity Equity Fund

March 31, 2014 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Oil, Gas & Consumable Fuels	34.2%
Chemicals	17.6%
Energy Equipment & Services	10.7%
Metals & Mining	7.9%
Road & Rail	4.9%
Electrical Equipment	4.8%
Construction Materials	3.6%
Food Products	3.0%
Containers & Packaging	2.9%
Machinery	2.8%
Semiconductors & Semiconductor Equipment	2.4%
Industrial Conglomerates	1.8%
Marine	1.3%
Electronic Equipment, Instruments & Components	0.7%
Trading Companies & Distributors	0.7%
Repurchase Agreements	0.5%
Other assets less liabilities	0.2%

100.0%

Schedule of Investments

AllianzGI Global Small-Cap Fund

March 31, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—95.1%

Australia—0.5%
BlueScope Steel Ltd. (d)	83,400	$475,307
Vocation Ltd. (d)	202,067	490,980

		966,287

Austria—0.6%
Schoeller-Bleckmann Oilfield Equipment AG (c)	10,212	1,194,479

China—0.8%
China Everbright International Ltd.	355,000	487,427
China Machinery Engineering Corp., Class H	644,000	465,273
SPT Energy Group, Inc.	534,000	265,257
Sunny Optical Technology Group Co., Ltd.	202,000	197,487
Tiangong International Co., Ltd.	850,000	205,465

		1,620,909

Denmark—1.9%
Christian Hansen Holding A/S	28,659	1,137,412
SimCorp A/S (c)	37,987	1,539,473
Topdanmark A/S (d)	29,992	872,657

		3,549,542

Finland—1.2%
Amer Sports Oyj	39,058	830,217
Vacon PLC (c)	35,546	1,498,480

		2,328,697

France—1.6%
Sartorius Stedim Biotech	9,508	1,907,607
Virbac S.A.	4,979	1,110,304

		3,017,911

Germany—2.4%
Aareal Bank AG (c)(d)	27,531	1,212,683
Bechtle AG (c)	11,207	964,602
CANCOM SE (c)	22,480	1,067,588
Wirecard AG	30,085	1,249,180

		4,494,053

Greece—0.6%
OPAP S.A.	69,873	1,121,899

Hong Kong—2.0%
Future Bright Holdings Ltd.	1,068,000	527,295
Ju Teng International Holdings Ltd. (c)	1,058,000	750,518
Nexteer Automotive Group Ltd. (d)	1,149,000	899,599
Playmates Toys Ltd. (d)	1,112,000	521,465
Techtronic Industries Co.	185,500	520,327
Xinyi Glass Holdings Ltd.	814,000	664,034

		3,883,238

Indonesia—0.1%
Erajaya Swasembada Tbk PT (d)	2,200,000	267,113

	Shares	Value*

Ireland—1.3%
Glanbia PLC	65,533	$1,005,736
ICON PLC (d)	30,604	1,455,220

		2,460,956

Italy—2.0%
Banca Popolare di Milano Scarl (d)	998,281	1,005,369
Mediolanum SpA	114,044	1,076,363
World Duty Free SpA (d)	84,476	1,184,722
Yoox SpA (d)	14,193	485,616

		3,752,070

Japan—8.9%
Aica Kogyo Co., Ltd.	48,300	1,076,959
Coca-Cola East Japan Co., Ltd.	31,400	789,541
COOKPAD, Inc. (d)	25,800	612,835
Don Quijote Holdings Co., Ltd.	17,800	918,989
Fukushima Industries Corp.	18,500	294,656
Hitachi Transport System Ltd.	41,500	675,070
Hoshizaki Electric Co., Ltd.	15,000	566,484
Inaba Denki Sangyo Co., Ltd.	27,800	897,473
Jafco Co., Ltd.	17,900	801,967
Japan Airport Terminal Co., Ltd.	39,400	1,021,839
Japan Best Rescue System Co., Ltd.	100,000	410,863
Kakaku.com, Inc.	49,200	799,882
Kusuri No Aoki Co., Ltd.	7,400	478,407
Paramount Bed Holdings Co., Ltd.	25,400	794,117
Rohto Pharmaceutical Co., Ltd.	44,000	776,962
Sanwa Holdings Corp.	124,000	803,805
Tachi-S Co., Ltd.	33,500	550,561
Takata Corp.	24,200	606,809
Takuma Co., Ltd.	106,000	756,892
THK Co., Ltd.	32,200	721,838
Tokyo Tatemono Co., Ltd.	63,000	539,806
Tsukui Corp.	66,400	648,135
United Arrows Ltd.	20,000	741,237
Yamaha Motor Co., Ltd.	47,200	753,023

		17,038,150

Korea (Republic of)—0.4%
Duksan Hi-Metal Co., Ltd. (d)	17,600	300,849
Grand Korea Leisure Co., Ltd.	10,070	415,104

		715,953

Monaco—0.3%
Scorpio Tankers, Inc.	64,993	647,980

Netherlands—0.7%
Delta Lloyd NV	49,048	1,359,702

New Zealand—0.2%
Metlifecare Ltd.	80,727	285,001

Philippines—0.3%
Century Properties Group, Inc.	5,693,000	180,687
Cosco Capital, Inc. (d)	1,866,600	396,044

		576,731

Schedule of Investments

AllianzGI Global Small-Cap Fund

March 31, 2014 (unaudited) (continued)

	Shares	Value*

Spain—1.3%
Gamesa Corp. Tecnologica S.A. (d)	111,907	$1,216,684
Melia Hotels International S.A.	90,886	1,170,667

		2,387,351

Sweden—2.6%
Axis Communications AB	31,840	1,092,328
Betsson AB (d)	37,439	1,364,016
JM AB	22,534	739,988
Nibe Industrier AB, Class B	31,376	807,148
Trelleborg AB, Class B (c)	49,105	991,058

		4,994,538

Switzerland—1.3%
Burckhardt Compression Holding AG (c)	2,472	1,286,262
Georg Fischer AG (d)	1,604	1,244,599

		2,530,861

Taiwan—0.8%
Chipbond Technology Corp.	165,000	292,085
GeoVision, Inc.	77,000	517,236
Hermes Microvision, Inc.	13,000	521,922
Hermes Microvision, Inc. GDR (a)(d)	2,980	119,319

		1,450,562

United Kingdom—7.5%
Aveva Group PLC (c)	20,220	706,303
Barratt Developments PLC	180,702	1,245,523
Booker Group PLC	309,591	852,797
Elementis PLC	207,775	995,015
Hikma Pharmaceuticals PLC	64,146	1,775,992
IG Group Holdings PLC	107,346	1,123,906
Michael Page International PLC	171,625	1,408,456
Restaurant Group PLC	132,431	1,574,844
Rotork PLC	26,683	1,179,389
Spectris PLC (c)	16,754	648,148
Spirax-Sarco Engineering PLC	30,264	1,460,039
Victrex PLC	39,852	1,338,572

		14,308,984

United States—55.8%
Acadia Healthcare Co., Inc. (d)	37,377	1,686,450
Advanced Energy Industries, Inc. (d)	37,984	930,608
Air Lease Corp.	39,557	1,475,080
American Axle & Manufacturing Holdings, Inc. (d)	53,347	987,986
Arkansas Best Corp.	27,700	1,023,515
ARRIS Group, Inc. (d)	47,434	1,336,690
Arthur J Gallagher & Co.	22,496	1,070,360
Aspen Technology, Inc. (d)	41,605	1,762,388
Auxilium Pharmaceuticals, Inc. (d)	27,225	739,975
Boise Cascade Co. (d)	33,043	946,351
Bonanza Creek Energy, Inc. (d)	21,010	932,844
Brown & Brown, Inc.	36,892	1,134,798
Cadence Design Systems, Inc. (d)	72,953	1,133,690
Carrizo Oil & Gas, Inc. (d)	21,166	1,131,534

	Shares	Value*

Cathay General Bancorp	50,805	$1,279,778
Cheesecake Factory, Inc.	21,581	1,027,903
Chemtura Corp. (d)	36,168	914,689
Cogent Communications Group, Inc.	30,316	1,077,127
Cooper Cos., Inc.	10,261	1,409,451
Core-Mark Holding Co., Inc.	18,104	1,314,350
Cubist Pharmaceuticals, Inc. (d)	14,635	1,070,550
Curtiss-Wright Corp.	18,021	1,145,054
Deckers Outdoor Corp. (d)	9,579	763,734
EchoStar Corp., Class A (d)	24,433	1,162,033
Electronics for Imaging, Inc. (d)	36,168	1,566,436
EverBank Financial Corp.	74,678	1,473,397
ExamWorks Group, Inc. (d)	50,420	1,765,204
Extreme Networks, Inc. (d)	174,724	1,013,399
First Financial Holdings, Inc.	23,407	1,465,746
FirstMerit Corp.	55,916	1,164,730
FleetCor Technologies, Inc. (d)	4,429	509,778
Fluidigm Corp. (d)	11,768	518,616
Fortress Investment Group LLC, Class A	144,362	1,068,279
Fortune Brands Home & Security, Inc.	29,727	1,250,912
Freescale Semiconductor Ltd. (d)	38,913	949,866
Genesee & Wyoming, Inc., Class A (d)	9,249	900,113
Gentherm, Inc. (d)	42,942	1,490,946
Genworth Financial, Inc., Class A (d)	65,877	1,167,999
Global Eagle Entertainment, Inc. (d)	67,972	1,072,598
Globus Medical, Inc., Class A (d)	35,919	955,086
Goodyear Tire & Rubber Co.	44,999	1,175,824
Guidewire Software, Inc. (d)	23,586	1,156,893
Hanesbrands, Inc.	22,256	1,702,139
Hilltop Holdings, Inc. (d)	59,637	1,418,764
Jarden Corp. (d)	19,953	1,193,788
KapStone Paper and Packaging Corp. (d)	33,036	952,758
Kraton Performance Polymers, Inc. (d)	30,804	805,217
Lear Corp.	15,240	1,275,893
Ligand Pharmaceuticals, Inc., Class B (d)	13,062	878,550
Lions Gate Entertainment Corp.	32,908	879,631
Macquarie Infrastructure Co. LLC	22,981	1,316,122
Marriott Vacations Worldwide Corp. (d)	27,581	1,542,054
Matador Resources Co. (d)	45,362	1,110,915
MAXIMUS, Inc.	24,293	1,089,784
Mentor Graphics Corp. (c)	37,555	826,961
Middleby Corp. (d)	5,801	1,532,682
NPS Pharmaceuticals, Inc. (d)	34,613	1,035,967
Oasis Petroleum, Inc. (d)	17,653	736,660
On Assignment, Inc. (d)	29,031	1,120,306
PAREXEL International Corp. (d)	18,951	1,025,060
Parker Drilling Co. (d)	119,278	845,681
Penn Virginia Corp. (d)	43,151	754,711
Polaris Industries, Inc.	7,381	1,031,199
Portfolio Recovery Associates, Inc. (d)	19,374	1,120,980

Schedule of Investments

AllianzGI Global Small-Cap Fund

March 31, 2014 (unaudited) (continued)

	Shares	Value*

Primoris Services Corp.	47,782	$1,432,504
PrivateBancorp, Inc.	51,490	1,570,960
Roadrunner Transportation Systems, Inc. (d)	33,761	852,128
Ryder System, Inc.	19,593	1,565,873
Salix Pharmaceuticals Ltd. (d)	12,457	1,290,670
Sanchez Energy Corp. (d)	34,355	1,017,939
Six Flags Entertainment Corp.	34,112	1,369,597
Spirit Airlines, Inc. (d)	14,914	885,892
Sterling Financial Corp.	27,198	906,509
SunEdison, Inc. (d)	76,012	1,432,066
Swift Transportation Co. (d)	50,443	1,248,464
Synaptics, Inc. (d)	20,078	1,205,082
Team Health Holdings, Inc. (d)	23,732	1,062,007
Tetra Tech, Inc. (d)	32,459	960,462
Tower International, Inc. (d)	51,048	1,389,527
Trimas Corp. (d)	28,854	957,953
Tutor Perini Corp. (d)	45,240	1,297,031
Ubiquiti Networks, Inc. (d)	20,563	935,000
Ultimate Software Group, Inc. (d)	7,854	1,075,998
United Rentals, Inc. (d)	17,900	1,699,426
Verint Systems, Inc. (d)	21,429	1,005,663
Vonage Holdings Corp. (d)	237,326	1,013,382
Wabash National Corp. (d)	64,497	887,479
WageWorks, Inc. (d)	22,500	1,262,475
Web.com Group, Inc. (d)	36,553	1,243,899
Western Alliance Bancorp (d)	62,346	1,533,712
WEX, Inc. (d)	12,051	1,145,448
Worthington Industries, Inc.	24,433	934,562
XPO Logistics, Inc. (d)	33,704	991,235

		106,491,525

Total Common Stock (cost—$144,743,649)		181,444,492

	Principal Amount (000s)	Value*

Repurchase Agreements—6.8%
State Street Bank and Trust Co., dated 3/31/14, 0.00%, due 4/1/14, proceeds $13,068,000; collateralized by U.S. Treasury Notes, 0.75%, due 3/31/18, valued at $13,333,100 including accrued interest (cost—$13,068,000)	$13,068	$13,068,000

Total Investments (cost—$157,811,649) (b)—101.9%		194,512,492

Liabilities in excess of other assets—(1.9)%		(3,612,548)

Net Assets—100.0%		$190,899,944

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $67,641,842, representing 35.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Affiliated security.
(d)	Non-income producing.

Glossary:

GDR—Global Depositary Receipt

Schedule of Investments

AllianzGI Global Small-Cap Fund

March 31, 2014 (unaudited) (continued)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Machinery	6.3%
Hotels, Restaurants & Leisure	5.2%
Software	4.8%
Banks	4.7%
Auto Components	4.6%
Insurance	4.3%
Oil, Gas & Consumable Fuels	3.3%
IT Services	3.3%
Road & Rail	3.2%
Semiconductors & Semiconductor Equipment	3.0%
Pharmaceuticals	3.0%
Health Care Providers & Services	2.9%
Chemicals	2.7%
Health Care Equipment & Supplies	2.6%
Communications Equipment	2.3%
Trading Companies & Distributors	2.2%
Building Products	2.1%
Professional Services	2.0%
Household Durables	2.0%
Electronic Equipment, Instruments & Components	1.8%
Construction & Engineering	1.6%
Internet Software & Services	1.6%
Life Sciences Tools & Services	1.6%
Biotechnology	1.6%
Electrical Equipment	1.5%
Thrifts & Mortgage Finance	1.4%
Textiles, Apparel & Luxury Goods	1.3%
Leisure Equipment & Products	1.2%
Transportation Infrastructure	1.2%
Energy Equipment & Services	1.1%
Diversified Telecommunication Services	1.1%
Specialty Retail	1.0%
Paper & Forest Products	1.0%
Capital Markets	1.0%
Food & Staples Retailing	0.9%
Metals & Mining	0.8%
Technology Hardware, Storage & Peripherals	0.8%
Media	0.8%
Commercial Services & Supplies	0.8%
Distributors	0.7%
Aerospace & Defense	0.6%
Diversified Financial Services	0.6%
Consumer Finance	0.6%
Food Products	0.5%
Air Freight & Logistics	0.5%
Multi-line Retail	0.5%
Diversified Consumer Services	0.5%
Airlines	0.5%
Beverages	0.4%
Automobiles	0.4%
Real Estate Management & Development	0.4%
Internet & Catalog Retail	0.3%
Repurchase Agreements	6.8%
Liabilities in excess of other assets	(1.9)%

100.0%

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—33.3%

Aerospace & Defense—1.5%
Boeing Co.	137,200	$17,217,228
L-3 Communications Holdings, Inc. (e)	119,700	14,142,555

		31,359,783

Auto Components—0.8%
Johnson Controls, Inc.	338,400	16,013,088

Automobiles—1.2%
Ford Motor Co.	906,700	14,144,520
General Motors Co.	305,640	10,520,129

		24,664,649

Beverages—1.0%
Coca-Cola Co.	243,000	9,394,380
PepsiCo, Inc.	136,200	11,372,700

		20,767,080

Biotechnology—1.6%
Amgen, Inc. (e)	135,400	16,700,236
Gilead Sciences, Inc. (g)	232,800	16,496,208

		33,196,444

Chemicals—0.8%
Monsanto Co.	150,100	17,076,877

Communications Equipment—1.5%
Harris Corp. (e)	188,100	13,761,396
QUALCOMM, Inc. (e)	222,200	17,522,692

		31,284,088

Construction & Engineering—0.8%
Fluor Corp. (e)	209,800	16,307,754

Diversified Telecommunication Services—0.5%
Verizon Communications, Inc.	246,300	11,716,491

Electronic Equipment, Instruments & Components—0.8%
Amphenol Corp., Class A	188,100	17,239,365

Energy Equipment & Services—1.1%
Diamond Offshore Drilling, Inc.	110,600	5,392,856
National Oilwell Varco, Inc.	93,000	7,241,910
Schlumberger Ltd.	108,200	10,549,500

		23,184,266

Food & Staples Retailing—2.3%
Costco Wholesale Corp.	134,000	14,965,120
Kroger Co. (e)	394,000	17,198,100
Walgreen Co. (e)	261,400	17,260,242

		49,423,462

Health Care Equipment & Supplies—0.5%
Baxter International, Inc.	154,900	11,397,542

Health Care Providers & Services—0.8%
McKesson Corp. (e)	98,600	17,409,802

	Shares	Value*

Hotels, Restaurants & Leisure—1.3%
McDonald’s Corp.	112,900	$11,067,587
Starbucks Corp.	236,700	17,369,046

		28,436,633

Household Products—0.7%
Procter & Gamble Co.	174,200	14,040,520

Industrial Conglomerates—0.7%
General Electric Co.	603,100	15,614,259

Insurance—0.7%
Prudential Financial, Inc.	182,400	15,440,160

Internet & Catalog Retail—0.8%
Amazon.com, Inc. (g)	52,300	17,599,996

Internet Software & Services—1.0%
Google, Inc., Class A (e)(g)	18,800	20,952,788

IT Services—1.5%
International Business Machines Corp.	79,500	15,302,955
Unisys Corp. (g)	30,110	917,150
Visa, Inc., Class A	77,100	16,642,806

		32,862,911

Machinery—1.6%
AGCO Corp.	208,700	11,511,892
Deere & Co.	126,038	11,444,250
Joy Global, Inc. (e)	180,600	10,474,800

		33,430,942

Media—0.8%
Comcast Corp., Class A (e)	342,400	17,126,848

Metals & Mining—0.5%
Alcoa, Inc.	384,839	4,952,878
Freeport-McMoRan Copper & Gold, Inc.	191,900	6,346,133

		11,299,011

Multi-line Retail—0.5%
Target Corp.	160,900	9,736,059

Oil, Gas & Consumable Fuels—1.0%
Apache Corp.	11,404	945,962
Occidental Petroleum Corp.	67,500	6,432,075
Peabody Energy Corp.	245,600	4,013,104
Valero Energy Corp. (e)	191,600	10,173,960

		21,565,101

Pharmaceuticals—0.8%
Bristol-Myers Squibb Co.	312,800	16,249,960

Semiconductors & Semiconductor Equipment—1.7%
Intel Corp. (e)	615,000	15,873,150
Teradyne, Inc. (g)	179,458	3,569,420
Texas Instruments, Inc.	366,000	17,256,900

		36,699,470

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2014 (unaudited) (continued)

	Shares	Value*

Software—1.9%
Microsoft Corp. (e)	534,600	$21,913,254
Oracle Corp. (e)	447,500	18,307,225

		40,220,479

Specialty Retail—0.8%
Home Depot, Inc.	220,300	17,432,339

Technology Hardware, Storage & Peripherals—1.8%
Apple, Inc. (e)	38,200	20,503,468
EMC Corp. (e)	620,300	17,002,423

		37,505,891

Total Common Stock (cost—$750,831,181)		707,254,058

	Principal Amount (000s)

CORPORATE BONDS & NOTES—31.0%

Aerospace & Defense—0.8%
AAR Corp.,
7.25%, 1/15/22	$5,530	6,013,875
Erickson Air-Crane, Inc. (a)(b),
8.25%, 5/1/20	4,046	4,268,530
Kratos Defense & Security Solutions, Inc.,
10.00%, 6/1/17	2,000	2,120,000
TransDigm, Inc.,
7.75%, 12/15/18	3,875	4,175,312

		16,577,717

Apparel & Textiles—0.2%
Quiksilver, Inc.,
7.875%, 8/1/18 (a)(b)	3,100	3,386,750
10.00%, 8/1/20	1,000	1,142,500

		4,529,250

Auto Components—1.0%
American Axle & Manufacturing, Inc.,
6.625%, 10/15/22	3,140	3,418,675
Chassix, Inc. (a)(b),
9.25%, 8/1/18	4,145	4,476,600
Commercial Vehicle Group, Inc.,
7.875%, 4/15/19	3,485	3,593,906
Cooper-Standard Automotive, Inc.,
8.50%, 5/1/18	4,480	4,704,045
Goodyear Tire & Rubber Co.,
8.25%, 8/15/20	4,845	5,420,344

		21,613,570

Auto Manufacturers—0.8%
Chrysler Group LLC,
8.25%, 6/15/21	5,520	6,272,100
Jaguar Land Rover Automotive PLC (a)(b),
7.75%, 5/15/18	6,000	6,397,500
Navistar International Corp.,
8.25%, 11/1/21	4,683	4,794,221

		17,463,821

	Principal Amount (000s)	Value*

Banking—0.2%
Ally Financial, Inc.,
8.00%, 3/15/20	$2,995	$3,623,950

Building Materials—0.3%
Louisiana-Pacific Corp.,
7.50%, 6/1/20	6,035	6,713,938

Chemicals—0.2%
Omnova Solutions, Inc.,
7.875%, 11/1/18	4,520	4,847,700

Coal—0.2%
Arch Coal, Inc.,
9.875%, 6/15/19	3,930	3,438,750

Commercial Services—3.3%
Avis Budget Car Rental LLC,
9.75%, 3/15/20	610	705,313
Cardtronics, Inc.,
8.25%, 9/1/18	3,600	3,843,000
Cenveo Corp.,
11.50%, 5/15/17	4,205	4,194,487
Deluxe Corp.,
7.00%, 3/15/19	2,465	2,662,200
Envision Healthcare Corp.,
8.125%, 6/1/19	2,489	2,667,897
ExamWorks Group, Inc.,
9.00%, 7/15/19	4,595	5,077,475
H&E Equipment Services, Inc.,
7.00%, 9/1/22	4,190	4,629,950
Harland Clarke Holdings Corp. (a)(b),
6.875%, 3/1/20	2,500	2,546,875
9.25%, 3/1/21	2,395	2,415,956
9.75%, 8/1/18	4,190	4,619,475
Hertz Corp.,
6.75%, 4/15/19	3,795	4,084,369
Interactive Data Corp.,
10.25%, 8/1/18	6,660	7,234,425
Monitronics International, Inc.,
9.125%, 4/1/20	6,210	6,675,750
RR Donnelley & Sons Co.,
6.00%, 4/1/24	1,195	1,206,950
7.00%, 2/15/22	5,500	6,077,500
SFX Entertainment, Inc. (a)(b),
9.625%, 2/1/19	3,668	3,869,740
United Rentals North America, Inc.,
8.25%, 2/1/21	4,000	4,495,000
8.375%, 9/15/20	3,725	4,144,062

		71,150,424

Computers—0.3%
j2 Global, Inc.,
8.00%, 8/1/20	4,410	4,828,950
Unisys Corp.,
6.25%, 8/15/17	2,505	2,746,106

		7,575,056

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2014 (unaudited) (continued)

	Principal Amount (000s)	Value*

Distribution/Wholesale—0.3%
HD Supply, Inc.,
11.00%, 4/15/20	$5,380	$6,415,650

Diversified Financial Services—1.8%
Affinion Investments LLC (a)(b),
13.50%, 8/15/18	3,876	3,953,010
Aircastle Ltd.,
9.75%, 8/1/18	4,265	4,597,883
Community Choice Financial, Inc.,
10.75%, 5/1/19	4,035	3,429,750
International Lease Finance Corp.,
8.25%, 12/15/20	3,805	4,613,228
8.75%, 3/15/17	4,035	4,751,212
Nationstar Mortgage LLC,
7.875%, 10/1/20	2,605	2,644,075
9.625%, 5/1/19	2,760	3,063,600
SLM Corp.,
8.45%, 6/15/18	3,920	4,630,500
Springleaf Finance Corp.,
6.90%, 12/15/17	2,030	2,238,075
8.25%, 10/1/23	4,360	4,883,200

		38,804,533

Electric Utilities—0.1%
Calpine Corp. (a)(b),
7.875%, 1/15/23	1,000	1,125,000

Electrical Equipment—0.2%
WireCo WorldGroup, Inc.,
9.50%, 5/15/17	4,815	4,962,459

Electronics—0.4%
Kemet Corp.,
10.50%, 5/1/18	3,065	3,225,913
Viasystems, Inc. (a)(b),
7.875%, 5/1/19	4,155	4,497,787

		7,723,700

Engineering & Construction—0.1%
Dycom Investments, Inc.,
7.125%, 1/15/21	2,405	2,606,419

Entertainment—0.3%
AMC Entertainment, Inc.,
9.75%, 12/1/20	5,000	5,787,500

Food & Beverage—1.1%
Post Holdings, Inc.,
7.375%, 2/15/22 (a)(b)	4,900	5,292,000
7.375%, 2/15/22	4,000	4,320,000
SUPERVALU, Inc.,
6.75%, 6/1/21	1,560	1,589,250
8.00%, 5/1/16	5,365	5,941,737
U.S. Foods, Inc., 8.50%, 6/30/19	6,000	6,499,500

		23,642,487

	Principal Amount (000s)	Value*

Healthcare-Products—0.3%
Kinetic Concepts, Inc.,
10.50%, 11/1/18	$5,655	$6,531,525

Healthcare-Services—1.6%
Community Health Systems, Inc.,
6.875%, 2/1/22 (a)(b)	2,500	2,625,000
7.125%, 7/15/20	4,970	5,398,662
8.00%, 11/15/19	5,250	5,794,687
HCA, Inc.,
7.50%, 2/15/22	6,000	6,870,000
Kindred Healthcare, Inc.,
6.375%, 4/15/22 (a)(b)(c)	2,553	2,572,148
8.25%, 6/1/19	5,000	5,371,875
Tenet Healthcare Corp.,
8.125%, 4/1/22	5,005	5,605,600

		34,237,972

Home Builders—1.0%
Beazer Homes USA, Inc.,
7.25%, 2/1/23	2,810	2,950,500
9.125%, 5/15/19	3,255	3,523,537
Brookfield Residential Properties, Inc. (a)(b),
6.50%, 12/15/20	4,940	5,285,800
KB Home,
8.00%, 3/15/20	3,695	4,212,300
Standard Pacific Corp.,
8.375%, 5/15/18	4,650	5,521,875
William Lyon Homes, Inc.,
8.50%, 11/15/20	785	877,238

		22,371,250

Household Products/Wares—0.4%
Jarden Corp.,
7.50%, 5/1/17	3,190	3,688,438
7.50%, 1/15/20	1,000	1,091,250
Reynolds Group Issuer, Inc.,
9.875%, 8/15/19	3,585	4,024,162

		8,803,850

Internet—0.4%
Mood Media Corp. (a)(b),
9.25%, 10/15/20	1,910	1,838,375
Zayo Group LLC,
8.125%, 1/1/20	5,340	5,880,675

		7,719,050

Iron/Steel—0.5%
AK Steel Corp.,
8.375%, 4/1/22	1,405	1,422,563
8.75%, 12/1/18	1,315	1,481,019
ArcelorMittal,
10.35%, 6/1/19	5,385	6,845,681

		9,749,263

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2014 (unaudited) (continued)

	Principal Amount (000s)	Value*

Lodging—0.9%
Caesars Entertainment Operating Co., Inc.,
11.25%, 6/1/17	$3,695	$3,565,675
12.75%, 4/15/18	3,110	1,601,650
MGM Resorts International,
6.625%, 12/15/21	2,500	2,753,125
11.375%, 3/1/18	5,000	6,487,500
Wynn Las Vegas LLC,
7.75%, 8/15/20	3,750	4,190,625

		18,598,575

Machinery-Construction & Mining—0.2%
BlueLine Rental Finance Corp. (a)(b),
7.00%, 2/1/19	3,300	3,498,000

Media—2.2%
American Media, Inc.,
11.50%, 12/15/17	4,700	5,134,750
Cablevision Systems Corp.,
8.625%, 9/15/17	4,020	4,783,800
Cambium Learning Group, Inc.,
9.75%, 2/15/17	1,205	1,223,075
Clear Channel Worldwide Holdings, Inc.,
6.50%, 11/15/22	4,610	4,949,987
Columbus International, Inc. (a)(b),
7.375%, 3/30/21	4,750	4,898,438
Gray Television, Inc.,
7.50%, 10/1/20	2,945	3,210,050
McClatchy Co.,
9.00%, 12/15/22	5,735	6,702,781
McGraw-Hill Global Education Holdings LLC (a)(b),
9.75%, 4/1/21	4,935	5,625,900
Mediacom Broadband LLC,
6.375%, 4/1/23	2,700	2,875,500
Nexstar Broadcasting, Inc.,
6.875%, 11/15/20	3,220	3,477,600
Sinclair Television Group, Inc.,
6.375%, 11/1/21	3,125	3,265,625

		46,147,506

Mining—0.1%
Thompson Creek Metals Co., Inc.,
7.375%, 6/1/18	2,595	2,393,888

Miscellaneous Manufacturing—0.4%
Bombardier, Inc. (a)(b),
6.00%, 10/15/22	4,725	4,725,000
Park-Ohio Industries, Inc.,
8.125%, 4/1/21	3,795	4,250,400

		8,975,400

Oil & Gas—3.7%
BreitBurn Energy Partners L.P.,
7.875%, 4/15/22	1,870	2,033,625
8.625%, 10/15/20	3,025	3,323,719
Calumet Specialty Products Partners L.P. (a)(b),
6.50%, 4/15/21	2,040	2,060,400

	Principal Amount (000s)	Value*

Carrizo Oil & Gas, Inc.,
8.625%, 10/15/18	$4,995	$5,382,112
Chesapeake Energy Corp.,
6.625%, 8/15/20	3,625	4,087,187
Concho Resources, Inc.,
7.00%, 1/15/21	3,170	3,510,775
CVR Refining LLC,
6.50%, 11/1/22	3,375	3,569,063
Endeavour International Corp.,
12.00%, 3/1/18	4,035	3,964,387
Energy XXI Gulf Coast, Inc.,
9.25%, 12/15/17	5,790	6,325,575
EP Energy LLC,
9.375%, 5/1/20	4,685	5,440,456
Hercules Offshore, Inc. (a)(b),
6.75%, 4/1/22	4,295	4,171,519
8.75%, 7/15/21	6,590	7,183,100
Laredo Petroleum, Inc.,
7.375%, 5/1/22	2,665	2,971,475
9.50%, 2/15/19	4,000	4,435,000
Northern Oil and Gas, Inc.,
8.00%, 6/1/20	3,360	3,586,800
Pioneer Energy Services Corp.,
6.125%, 3/15/22 (a)(b)	1,305	1,331,100
9.875%, 3/15/18	2,000	2,110,100
Plains Exploration & Production Co.,
6.50%, 11/15/20	5,011	5,543,419
United Refining Co.,
10.50%, 2/28/18	2,048	2,283,520
Vanguard Natural Resources LLC,
7.875%, 4/1/20	5,030	5,444,975

		78,758,307

Pharmaceuticals—0.4%
Endo Health Solutions, Inc.,
7.00%, 12/15/20	4,000	4,330,000
Salix Pharmaceuticals Ltd. (a)(b),
6.00%, 1/15/21	4,340	4,643,800

		8,973,800

Pipelines—0.1%
Tesoro Logistics L.P.,
6.125%, 10/15/21	1,910	2,034,150

Real Estate—0.1%
Kennedy-Wilson, Inc.,
5.875%, 4/1/24	1,133	1,135,833

Real Estate Investment Trust—0.2%
iStar Financial, Inc.,
7.125%, 2/15/18	3,805	4,290,138

Retail—1.7%
Brown Shoe Co., Inc.,
7.125%, 5/15/19	4,172	4,432,750
Claire’s Stores, Inc. (a)(b),
9.00%, 3/15/19	3,930	4,101,937

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2014 (unaudited) (continued)

	Principal Amount (000s)	Value*

DineEquity, Inc.,
9.50%, 10/30/18	$5,500	$6,022,500
Kate Spade & Co.,
10.50%, 4/15/19	4,500	4,758,750
Neiman Marcus Group LTD, Inc. (a)(b),
8.00%, 10/15/21	1,790	1,975,713
Rite Aid Corp.,
8.00%, 8/15/20	4,500	5,017,500
10.25%, 10/15/19	3,110	3,436,550
Sonic Automotive, Inc.,
7.00%, 7/15/22	3,340	3,699,050
Toys R Us, Inc.,
10.375%, 8/15/17	3,020	2,536,800

		35,981,550

Semiconductors—0.8%
Advanced Micro Devices, Inc.,
6.75%, 3/1/19 (a)(b)	2,515	2,530,719
8.125%, 12/15/17	3,860	4,062,650
Freescale Semiconductor, Inc. (a)(b),
6.00%, 1/15/22	6,500	6,914,375
Micron Technology, Inc. (a)(b),
5.875%, 2/15/22	3,395	3,564,750

		17,072,494

Software—0.6%
Activision Blizzard, Inc. (a)(b),
6.125%, 9/15/23	3,295	3,595,669
BCP Singapore VI Cayman Financing Co., Ltd. (a)(b),
8.00%, 4/15/21	585	596,700
First Data Corp.,
10.625%, 6/15/21	5,000	5,650,000
12.625%, 1/15/21	1,885	2,252,575

		12,094,944

Telecommunications—3.5%
Cincinnati Bell, Inc.,
8.75%, 3/15/18	4,510	4,727,044
Consolidated Communications Finance Co.,
10.875%, 6/1/20	4,105	4,787,456
Cricket Communications, Inc.,
7.75%, 10/15/20	4,980	5,700,855
EarthLink, Inc.,
7.375%, 6/1/20	3,620	3,782,900
8.875%, 5/15/19	4,500	4,533,750
Hughes Satellite Systems Corp.,
7.625%, 6/15/21	3,890	4,405,425
Intelsat Jackson Holdings S.A.,
7.25%, 4/1/19	4,005	4,325,400
Level 3 Financing, Inc.,
8.625%, 7/15/20	5,000	5,631,250
MetroPCS Wireless, Inc.,
6.625%, 11/15/20	3,205	3,433,356
NII Capital Corp.,
8.875%, 12/15/19	275	124,438

	Principal Amount (000s)	Value*

NII International Telecom SCA (a)(b),
7.875%, 8/15/19	$1,115	$763,775
11.375%, 8/15/19	3,500	2,485,000
Sprint Communications, Inc.,
6.00%, 11/15/22	3,925	4,018,219
11.50%, 11/15/21	4,360	5,820,600
T-Mobile USA, Inc.,
6.836%, 4/28/23	2,305	2,480,756
West Corp.,
7.875%, 1/15/19	5,000	5,387,500
8.625%, 10/1/18	5,870	6,324,925
Windstream Corp.,
7.50%, 6/1/22	2,500	2,650,000
7.875%, 11/1/17	3,000	3,457,500

		74,840,149

Transportation—0.3%
Quality Distribution LLC,
9.875%, 11/1/18	2,350	2,579,125
Swift Services Holdings, Inc.,
10.00%, 11/15/18	4,005	4,420,519

		6,999,644

Total Corporate Bonds & Notes (cost—$642,015,707)		659,809,212

CONVERTIBLE BONDS—27.6%

Aerospace & Defense—0.1%
Alliant Techsystems, Inc.,
3.00%, 8/15/24	840	1,566,600

Airlines—0.3%
United Continental Holdings, Inc.,
6.00%, 10/15/29	1,255	6,512,666

Apparel & Textiles—0.3%
Iconix Brand Group, Inc.,
1.50%, 3/15/18	5,030	6,887,956

Auto Manufacturers—1.0%
Ford Motor Co.,
4.25%, 11/15/16	3,190	5,791,844
Navistar International Corp.,
3.00%, 10/15/14	3,380	3,445,487
Tesla Motors, Inc.,
1.25%, 3/1/21	7,000	6,370,000
Wabash National Corp.,
3.375%, 5/1/18	4,160	5,798,000

		21,405,331

Biotechnology—2.2%
BioMarin Pharmaceutical, Inc.,
0.75%, 10/15/18	4,375	4,815,234
1.50%, 10/15/20	4,120	4,593,800

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2014 (unaudited) (continued)

	Principal Amount (000s)	Value*

Cubist Pharmaceuticals, Inc.,
1.125%, 9/1/18 (a)(b)	$4,010	$4,731,800
1.875%, 9/1/20 (a)(b)	4,105	4,961,919
2.50%, 11/1/17	490	1,253,175
Gilead Sciences, Inc.,
1.625%, 5/1/16	2,115	6,582,948
Illumina, Inc. (a)(b),
0.25%, 3/15/16	4,625	8,414,633
Medicines Co.,
1.375%, 6/1/17	2,440	2,981,375
Regeneron Pharmaceuticals, Inc.,
1.875%, 10/1/16	1,600	5,715,000
Sequenom, Inc.,
5.00%, 10/1/17	1,340	1,190,925
Theravance, Inc.,
2.125%, 1/15/23	1,360	1,759,500

		47,000,309

Commercial Services—0.1%
Cenveo Corp.,
7.00%, 5/15/17	2,540	2,601,913

Computers—0.8%
Cadence Design Systems, Inc.,
2.625%, 6/1/15	3,060	6,336,113
SanDisk Corp. (a)(b),
0.50%, 10/15/20	10,390	11,493,937

		17,830,050

Distribution/Wholesale—0.1%
WESCO International, Inc.,
6.00%, 9/15/29	690	2,051,025

Diversified Financial Services—0.4%
Air Lease Corp.,
3.875%, 12/1/18	1,700	2,582,937
Encore Capital Group, Inc. (a)(b),
2.875%, 3/15/21	5,600	5,537,000

		8,119,937

Healthcare-Products—0.9%
Cepheid, Inc. (a)(b),
1.25%, 2/1/21	3,625	3,919,531
NuVasive, Inc.,
2.75%, 7/1/17	4,650	5,545,125
Teleflex, Inc.,
3.875%, 8/1/17	3,605	6,410,141
Volcano Corp.,
1.75%, 12/1/17	3,245	3,226,747

		19,101,544

Healthcare-Services—1.5%
Brookdale Senior Living, Inc.,
2.75%, 6/15/18	5,725	7,818,203
LifePoint Hospitals, Inc.,
3.50%, 5/15/14	5,800	6,169,750

	Principal Amount (000s)	Value*

Molina Healthcare, Inc.,
1.125%, 1/15/20	$7,580	$8,532,238
WellPoint, Inc.,
2.75%, 10/15/42	6,225	9,131,297

		31,651,488

Home Builders—1.1%
DR Horton, Inc.,
2.00%, 5/15/14	3,085	5,148,094
KB Home,
1.375%, 2/1/19	5,375	5,549,687
Lennar Corp. (a)(b),
3.25%, 11/15/21	3,890	6,936,356
Ryland Group, Inc.,
0.25%, 6/1/19	1,705	1,615,488
1.625%, 5/15/18	2,875	4,104,062

		23,353,687

Household Products/Wares—0.5%
Jarden Corp.,
1.125%, 3/15/34 (a)(b)	5,375	5,364,922
1.875%, 9/15/18	4,020	5,610,412

		10,975,334

Insurance—1.2%
Amtrust Financial Services, Inc.,
5.50%, 12/15/21	3,325	4,879,437
Fidelity National Financial, Inc.,
4.25%, 8/15/18	5,195	8,217,841
HCI Group, Inc. (a)(b),
3.875%, 3/15/19	1,500	1,335,938
MGIC Investment Corp.,
5.00%, 5/1/17	1,655	1,912,559
Radian Group, Inc.,
2.25%, 3/1/19	5,400	8,278,875

		24,624,650

Internet—2.2%
Ctrip.com International Ltd. (a)(b),
1.25%, 10/15/18	4,675	4,657,469
Dealertrack Technologies, Inc.,
1.50%, 3/15/17	1,395	1,986,131
priceline.com, Inc.,
0.35%, 6/15/20 (a)(b)	7,425	8,803,266
1.00%, 3/15/18	2,995	4,254,772
Qihoo 360 Technology Co., Ltd. (a)(b),
2.50%, 9/15/18	5,095	6,028,022
SINA Corp. (a)(b),
1.00%, 12/1/18	6,445	6,159,003
VeriSign, Inc.,
3.25%, 8/15/37	2,740	4,531,275
Yahoo!, Inc. (a)(b),
zero coupon, 12/1/18	8,315	8,491,694
YY, Inc. (a)(b),
2.25%, 4/1/19	3,060	2,950,987

		47,862,619

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2014 (unaudited) (continued)

	Principal Amount (000s)	Value*

Lodging—0.5%
MGM Resorts International,
4.25%, 4/15/15	$6,725	$9,805,891

Machinery-Diversified—0.2%
Chart Industries, Inc.,
2.00%, 8/1/18	3,165	4,262,859

Media—0.7%
Liberty Interactive LLC,
3.50%, 1/15/31	7,380	3,943,687
Liberty Media Corp. (a)(b),
1.375%, 10/15/23	6,675	6,278,672
XM Satellite Radio, Inc. (a)(b),
7.00%, 12/1/14	2,685	4,777,622

		14,999,981

Metal Fabricate/Hardware—0.2%
RTI International Metals, Inc.,
1.625%, 10/15/19	1,325	1,309,266
3.00%, 12/1/15	2,480	2,658,250

		3,967,516

Oil & Gas—1.4%
Chesapeake Energy Corp.,
2.50%, 5/15/37	3,175	3,246,438
Cobalt International Energy, Inc.,
2.625%, 12/1/19	6,050	5,705,906
Energy XXI Bermuda Ltd. (a)(b),
3.00%, 12/15/18	2,085	2,045,906
Helix Energy Solutions Group, Inc.,
3.25%, 3/15/32	5,300	6,565,375
Hornbeck Offshore Services, Inc.,
1.50%, 9/1/19	4,860	5,543,438
Stone Energy Corp.,
1.75%, 3/1/17	4,735	5,812,212
Western Refining, Inc.,
5.75%, 6/15/14	260	1,056,250

		29,975,525

Pharmaceuticals—1.8%
Auxilium Pharmaceuticals, Inc.,
1.50%, 7/15/18	4,645	6,148,819
Endo Health Solutions, Inc.,
1.75%, 4/15/15	2,400	5,652,000
Mylan, Inc.,
3.75%, 9/15/15	2,055	7,563,684
Omnicare, Inc.,
3.50%, 2/15/44	10,635	10,781,231
Salix Pharmaceuticals Ltd.,
1.50%, 3/15/19	5,000	8,478,125

		38,623,859

Real Estate Investment Trust—1.8%
American Realty Capital Properties, Inc.,
3.00%, 8/1/18	4,000	4,260,000

	Principal Amount (000s)	Value*

DDR Corp.,
1.75%, 11/15/40	$5,880	$6,806,100
Host Hotels & Resorts L.P. (a)(b),
2.50%, 10/15/29	4,845	7,585,453
iStar Financial, Inc.,
1.50%, 11/15/16 (a)(b)	4,510	4,877,159
3.00%, 11/15/16	3,085	4,363,347
Redwood Trust, Inc.,
4.625%, 4/15/18	2,000	2,140,000
Starwood Property Trust, Inc.,
4.55%, 3/1/18	7,130	8,172,763

		38,204,822

Retail—0.2%
Group 1 Automotive, Inc. (f),
2.25%, 6/15/36	3,700	4,472,375

Semiconductors—3.9%
GT Advanced Technologies, Inc.,
3.00%, 10/1/17	2,860	6,588,725
Intel Corp.,
3.25%, 8/1/39	4,560	6,384,023
Lam Research Corp.,
1.25%, 5/15/18	2,280	2,840,025
Microchip Technology, Inc.,
2.125%, 12/15/37	4,320	8,035,200
Micron Technology, Inc.,
3.00%, 11/15/43	12,407	13,655,454
Novellus Systems, Inc.,
2.625%, 5/15/41	5,195	8,893,191
NVIDIA Corp. (a)(b),
1.00%, 12/1/18	8,720	9,586,550
ON Semiconductor Corp.,
2.625%, 12/15/26	6,005	7,356,125
SunEdison, Inc. (a)(b),
2.00%, 10/1/18	3,485	5,083,744
2.75%, 1/1/21	2,540	3,776,662
Xilinx, Inc.,
2.625%, 6/15/17	5,495	10,330,600

		82,530,299

Software—2.8%
Akamai Technologies, Inc. (a)(b),
zero coupon, 2/15/19	9,235	9,160,012
Allscripts Healthcare Solutions, Inc. (a)(b),
1.25%, 7/1/20	5,200	6,441,500
Concur Technologies, Inc. (a)(b),
0.50%, 6/15/18	6,665	7,814,712
Electronic Arts, Inc.,
0.75%, 7/15/16	7,040	8,214,800
NetSuite, Inc. (a)(b),
0.25%, 6/1/18	5,305	5,709,506
Salesforce.com, Inc. (a)(b),
0.25%, 4/1/18	9,830	11,150,906

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2014 (unaudited) (continued)

	Principal Amount (000s)	Value*

ServiceNow, Inc. (a)(b),
zero coupon, 11/1/18	$5,150	$5,542,688
Workday, Inc. (a)(b),
0.75%, 7/15/18	3,670	4,709,069

		58,743,193

Telecommunications—1.3%
Ciena Corp.,
0.875%, 6/15/17	5,465	5,584,547
3.75%, 10/15/18 (a)(b)	2,910	4,086,731
Ixia,
3.00%, 12/15/15	3,385	3,588,100
JDS Uniphase Corp. (a)(b),
0.625%, 8/15/33	8,305	8,751,394
SBA Communications Corp.,
4.00%, 10/1/14	1,870	5,587,794

		27,598,566

Transportation—0.1%
Bristow Group, Inc.,
3.00%, 6/15/38	915	1,137,459

Total Convertible Bonds (cost—$591,334,721)		585,867,454

	Shares

CONVERTIBLE PREFERRED STOCK—4.7%

Aerospace & Defense—0.5%
United Technologies Corp.,
7.50%, 8/1/15	156,270	10,402,894

Auto Components—0.2%
Goodyear Tire & Rubber Co.,
5.875%, 4/1/14	70,430	5,161,815

Banks—0.8%
Bank of America Corp., Ser. L (d),
7.25%	4,415	5,051,687
Wells Fargo & Co., Ser. L (d),
7.50%	10,570	12,316,693

		17,368,380

Electric Utilities—0.3%
PPL Corp.,
8.75%, 5/1/14	100,000	5,470,000

Food & Beverage—0.2%
Post Holdings, Inc. (a)(b)(d),
2.50%	33,700	3,728,062

Healthcare-Products—0.1%
Alere, Inc., Ser. B (d),
3.00%	6,355	1,790,521

	Shares	Value*

Insurance—0.5%
MetLife, Inc.,
5.00%, 10/8/14	316,275	$9,741,270

Iron/Steel—0.3%
ArcelorMittal,
6.00%, 1/15/16	267,030	6,462,954

Machinery—0.6%
Stanley Black & Decker Inc, UNIT,
6.25%, 11/17/16	23,705	2,558,718
Stanley Black & Decker, Inc.,
4.75%, 11/17/15	71,900	9,141,366

		11,700,084

Oil & Gas—0.4%
Chesapeake Energy Corp. (d),
5.00%	22,000	2,136,750
5.75% (a)(b)	6,250	7,019,531

		9,156,281

Real Estate Investment Trust—0.5%
Crown Castle International Corp., Ser. A,
4.50%, 11/1/16	83,230	8,463,451
Felcor Lodging Trust, Inc., Ser. A (d),
1.95%	120,000	2,983,200

		11,446,651

Telecommunications—0.1%
Intelsat S.A., Ser. A,
5.75%, 5/1/16	43,650	2,341,822

Transportation—0.2%
Genesee & Wyoming, Inc.,
5.00%, 10/1/15	36,755	4,708,315

Total Convertible Preferred Stock (cost—$98,013,409)		99,479,049

	Principal Amount (000s)

Repurchase Agreements—3.4%
State Street Bank and Trust Co., dated 3/31/14, 0.00%, due 4/1/14, proceeds $71,267,000; collateralized by Fannie Mae, 1.02%, due 10/17/17, valued at $72,695,700 including accrued interest (cost—$71,267,000)	$71,267	71,267,000

Total Investments, before options written (cost-$2,153,462,018)—100.0%		2,123,676,773

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2014 (unaudited) (continued)

	Contracts	Value*

OPTIONS WRITTEN (g)(h)—(0.1)%

Call Options—(0.1)%
Amazon.com, Inc.,
strike price $400.00, expires 4/19/14	225	$(2,475)
Amgen, Inc.,
strike price $130.00, expires 5/17/14	815	(136,513)
Amphenol Corp.,
strike price $95.00, expires 5/17/14	425	(54,188)
Apple, Inc.,
strike price $565.00, expires 5/17/14	30	(20,475)
Boeing Co.,
strike price $130.00, expires 4/19/14	175	(9,800)
Bristol-Myers Squibb Co.,
strike price $57.50, expires 4/19/14	1,875	(13,125)
Comcast Corp.,
strike price $52.50, expires 5/17/14	200	(12,300)
EMC Corp.,
strike price $29.00, expires 5/17/14	3,215	(91,628)
Fluor Corp,
strike price $82.50, expires 5/17/14	1,000	(85,000)
Google, Inc.,
strike price $1,270.00, expires 4/19/14	100	(25,500)
Intel Corp.,
strike price $27.00, expires 5/17/14	1,945	(44,735)
International Business Machine,
strike price $195.00, expires 4/19/14	125	(38,437)
Kroger Co.,
strike price $46.00, expires 5/17/14	2,760	(110,400)
McKesson Corp.,
strike price $185.00, expires 5/17/14	470	(115,150)
Microsoft Corp.,
strike price $43.00, expires 5/17/14	2,670	(136,170)
Occidental Petroleum Corp.,
strike price $100.00, expires 4/19/14	60	(780)
Prudential Financial, Inc.,
strike price $90.00, expires 4/19/14	65	(910)
QUALCOMM, Inc.,
strike price $82.50, expires 5/17/14	1,335	(98,790)
Schlumberger LTD,
strike price $97.50, expires 4/19/14	650	(117,975)
Texas Instruments, Inc.,
strike price $48.00, expires 4/19/14	1,830	(70,455)
Valero Energy Corp.,
strike price $57.50, expires 4/19/14	1,340	(30,150)
Visa, Inc.,
strike price $235.00, expires 4/19/14	385	(4,427)
Walgreen Co.,
strike price $70.00, expires 4/19/14	1,755	(37,732)

Total Options Written (premiums received—$1,642,730)		(1,257,115)

Total Investments, net of options written (cost—$2,151,819,288)—99.9%		2,122,419,658

Other assets less other liabilities—0.1%		1,643,607

Net Assets—100.0%		$2,124,063,265

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $331,748,797, representing 15.6% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	When-issued or delayed-delivery. To be settled/delivered after March 31, 2014.
(d)	Perpetual maturity. The date shown, if any, is the next call date. For Corporate Bonds & Notes the interest rate is fixed until the first call date and variable thereafter.
(e)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(f)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(g)	Non-income producing.
(h)	Exchange traded-Chicago Board Options Exchange.
(i)	Transactions in options written for the nine months ended March 31, 2014:

	Contracts	Premiums
Options outstanding, June 30, 2013	17,550	$858,699
Options written	101,428	6,588,628
Options terminated in closing transactions	(30,310)	(1,901,175)
Options expired	(65,218)	(3,903,422)

Options outstanding, March 31, 2014	23,450	$1,642,730

Glossary:

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI International Managed Volatility Fund

March 31, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—98.9%

Australia—6.0%
AGL Energy Ltd.	16,830	$237,327
Brambles Ltd.	26,953	231,904
Coca-Cola Amatil Ltd.	113,587	1,163,995
CSL Ltd.	4,782	308,877
Insurance Australia Group Ltd.	121,971	630,842
QBE Insurance Group Ltd.	22,184	263,633
Sonic Healthcare Ltd.	95,454	1,529,274
Treasury Wine Estates Ltd.	169,751	557,624
Westfield Group REIT	62,081	591,337

		5,514,813

Belgium—1.2%
Belgacom S.A.	35,725	1,119,358

China—1.5%
Jiangsu Expressway Co., Ltd., Class H	328,000	374,353
PetroChina Co., Ltd., Class H	616,000	669,119
Tsingtao Brewery Co., Ltd., Class H	48,000	353,030

		1,396,502

Denmark—0.7%
Novozymes A/S, Class B	15,482	680,573

Finland—0.4%
Elisa Oyj	14,155	407,188

France—3.3%
Dassault Systemes	10,219	1,195,781
Eutelsat Communications S.A.	29,682	1,007,278
SES S.A.	22,524	840,361

		3,043,420

Germany—7.9%
Freenet AG	7,071	247,488
Fresenius Medical Care AG & Co. KGaA	29,367	2,054,712
Fresenius SE & Co. KGaA (b)	9,865	1,548,495
Kabel Deutschland Holding AG	5,674	779,412
Rhoen Klinikum AG	40,064	1,283,264
RTL Group S.A.	4,208	479,249
Suedzucker AG	31,070	886,124

		7,278,744

Hong Kong—13.1%
ASM Pacific Technology Ltd.	85,500	836,092
Cheung Kong Infrastructure Holdings Ltd.	172,000	1,100,000
CLP Holdings Ltd.	255,000	1,922,773
Hang Seng Bank Ltd.	45,700	727,867
HKT Trust	530,000	559,176
Hong Kong & China Gas Co., Ltd.	218,030	476,344
Hongkong Land Holdings Ltd.	135,000	874,401
Hysan Development Co., Ltd.	123,000	535,941
Jardine Matheson Holdings Ltd.	8,000	505,330
Jardine Strategic Holdings Ltd.	17,500	628,313

	Shares	Value*

Kerry Properties Ltd.	185,000	$619,348
Link REIT	73,500	363,386
MTR Corp. Ltd.	159,000	589,167
Power Assets Holdings Ltd.	185,500	1,610,062
Swire Pacific Ltd., Class A	25,000	291,678
VTech Holdings Ltd.	30,100	387,092

		12,026,970

Israel—5.4%
Bank Hapoalim BM	109,961	627,768
Israel Chemicals Ltd.	117,561	1,028,476
Mizrahi Tefahot Bank Ltd.	51,242	700,912
Teva Pharmaceutical Industries Ltd.	48,611	2,561,831

		4,918,987

Japan—16.4%
ABC-Mart, Inc.	21,000	911,022
ANA Holdings, Inc.	199,000	429,732
Canon, Inc.	29,400	912,453
FamilyMart Co., Ltd.	17,300	760,785
HIS Co., Ltd.	7,200	410,011
Japan Airlines Co., Ltd.	10,500	516,753
Lawson, Inc.	4,800	339,644
Nippon Paper Industries Co., Ltd.	17,100	322,397
Nippon Shokubai Co., Ltd.	25,000	296,014
Nitori Holdings Co., Ltd.	22,800	989,431
NTT DoCoMo, Inc.	155,100	2,443,984
Oriental Land Co., Ltd.	13,900	2,113,098
Osaka Gas Co., Ltd.	79,000	298,579
Otsuka Corp.	2,600	339,125
Otsuka Holdings Co., Ltd.	9,100	272,229
Park24 Co., Ltd.	14,400	273,617
Rakuten, Inc.	17,100	228,415
Ricoh Co., Ltd.	43,900	508,924
Sankyo Co., Ltd.	9,700	408,237
Sawai Pharmaceutical Co., Ltd.	3,900	238,941
Tokyo Gas Co., Ltd.	124,000	628,761
Toyo Suisan Kaisha Ltd.	10,000	334,139
Tsumura & Co.	10,000	240,289
Tsuruha Holdings, Inc.	5,600	551,707
Unicharm Corp.	4,400	234,769

		15,003,056

Netherlands—0.6%
Reed Elsevier NV	25,151	544,181

New Zealand—2.0%
Auckland International Airport Ltd.	136,324	451,021
Sky Network Television Ltd.	138,964	754,569
SKYCITY Entertainment Group Ltd.	89,405	305,140
Telecom Corp. of New Zealand Ltd.	141,617	300,289

		1,811,019

Norway—0.4%
Subsea 7 S.A.	19,791	367,871

Singapore—11.1%
Ascendas Real Estate Investment Trust REIT	258,000	464,399

Schedule of Investments

AllianzGI International Managed Volatility Fund

March 31, 2014 (unaudited) (continued)

	Shares	Value*

CapitaCommercial Trust REIT	582,000	$689,012
CapitaMall Trust REIT	471,000	708,679
ComfortDelGro Corp. Ltd.	296,000	468,216
DBS Group Holdings Ltd.	38,000	489,594
Hutchison Port Holdings Trust UNIT	1,941,000	1,261,999
Keppel Corp. Ltd.	190,000	1,648,371
Keppel Land Ltd.	123,000	329,261
Sembcorp Industries Ltd.	108,000	472,417
Singapore Airlines Ltd.	152,000	1,264,839
Singapore Press Holdings Ltd.	377,000	1,259,842
StarHub Ltd.	260,000	869,867
Suntec Real Estate Investment Trust REIT	189,000	249,844

		10,176,340

Switzerland—7.2%
Galenica AG	1,076	1,041,295
Nestle S.A.	4,746	357,230
Novartis AG	19,870	1,687,120
Roche Holdings AG	1,466	440,920
Swiss Life Holding AG	1,369	336,660
Swiss Prime Site AG (c)	9,909	842,639
Swisscom AG	2,157	1,325,206
Transocean Ltd.	13,066	538,709

		6,569,779

United Kingdom—21.7%
AstraZeneca PLC	8,919	578,192
BP PLC	351,934	2,827,807
Centrica PLC	266,677	1,467,111
G4S PLC	246,979	996,527
GlaxoSmithKline PLC	83,041	2,214,316
Imperial Tobacco Group PLC	13,762	556,502
J Sainsbury PLC	54,276	286,220
Next PLC	6,178	679,893
Pennon Group PLC	55,504	688,234
Randgold Resources Ltd.	10,148	761,743
Royal Dutch Shell PLC, Class A	70,755	2,585,231
Royal Dutch Shell PLC, Class B	66,593	2,599,818
Serco Group PLC	50,164	352,086
Smith & Nephew PLC	14,814	224,993
United Utilities Group PLC	121,441	1,597,455
Vodafone Group PLC	183,627	675,256
WM Morrison Supermarkets PLC	230,791	820,632

		19,912,016

Total Common Stock (cost—$84,141,772)		90,770,817

	Principal Amount (000s)	Value*

Repurchase Agreements—0.6%
State Street Bank and Trust Co., dated 3/31/14, 0.00%, due 4/1/14, proceeds $509,000; collateralized by U.S. Treasury Notes, 0.75%, due 3/31/18, valued at $522,963 including accrued interest (cost—$509,000)	$509	$509,000

Total Investments (cost—$84,650,772) (a)—99.5%		91,279,817

Other assets less liabilities—0.5%		446,614

Net Assets—100.0%		$91,726,431

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $87,601,092, representing 95.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Affiliated security.
(c)	Non—income producing.

Glossary:

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI International Managed Volatility Fund

March 31, 2014 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Pharmaceuticals	10.1%
Oil, Gas & Consumable Fuels	9.4%
Health Care Providers & Services	7.0%
Media	6.1%
Electric Utilities	5.1%
Wireless Telecommunication Services	4.6%
Diversified Telecommunication Services	4.0%
Real Estate Management & Development	3.9%
Industrial Conglomerates	3.5%
Real Estate Investment Trust	3.3%
Hotels, Restaurants & Leisure	3.1%
Food & Staples Retailing	3.0%
Banks	2.8%
Water Utilities	2.6%
Airlines	2.5%
Transportation Infrastructure	2.3%
Beverages	2.3%
Chemicals	2.1%
Specialty Retail	2.1%
Commercial Services & Supplies	2.0%
Multi-Utilities	1.9%
Food Products	1.8%
Technology Hardware, Storage & Peripherals	1.5%
Gas Utilities	1.5%
Insurance	1.4%
Software	1.3%
Road & Rail	1.1%
Energy Equipment & Services	1.0%
Semiconductors & Semiconductor Equipment	0.9%
Metals & Mining	0.8%
Multi-line Retail	0.7%
Tobacco	0.6%
Leisure Equipment & Products	0.4%
Communications Equipment	0.4%
IT Services	0.4%
Paper & Forest Products	0.3%
Biotechnology	0.3%
Household Products	0.3%
Health Care Equipment & Supplies	0.3%
Internet & Catalog Retail	0.2%
Repurchase Agreements	0.6%
Other assets less liabilities	0.5%

100.0%

Schedule of Investments

AllianzGI Large-Cap Growth Fund

March 31, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—98.9%

Aerospace & Defense—5.5%
BE Aerospace, Inc. (b)	4,675	$405,743
Precision Castparts Corp.	7,255	1,833,774
United Technologies Corp.	19,150	2,237,486

		4,477,003

Auto Components—1.7%
BorgWarner, Inc.	22,730	1,397,213

Automobiles—1.5%
Tesla Motors, Inc. (b)	5,665	1,180,869

Banks—2.5%
Citigroup, Inc.	19,885	946,526
Wells Fargo & Co.	21,050	1,047,027

		1,993,553

Beverages—3.5%
Coca-Cola Co.	46,765	1,807,935
Monster Beverage Corp. (b)	15,170	1,053,556

		2,861,491

Biotechnology—7.5%
Biogen Idec, Inc. (b)	10,015	3,063,288
Celgene Corp. (b)	5,750	802,700
Gilead Sciences, Inc. (b)	31,100	2,203,746

		6,069,734

Building Products—1.6%
Fortune Brands Home & Security, Inc.	31,415	1,321,943

Chemicals—3.9%
LyondellBasell Industries NV, Class A	13,300	1,182,902
Monsanto Co.	8,365	951,686
PPG Industries, Inc.	5,405	1,045,651

		3,180,239

Communications Equipment—1.8%
QUALCOMM, Inc.	18,515	1,460,093

Electrical Equipment—3.1%
AMETEK, Inc.	24,680	1,270,773
Eaton Corp. PLC	16,680	1,253,002

		2,523,775

Energy Equipment & Services—1.3%
Halliburton Co.	17,425	1,026,158

Food & Staples Retailing—2.9%
Costco Wholesale Corp.	10,780	1,203,910
Walgreen Co.	17,400	1,148,922

		2,352,832

Food Products—1.9%
Hershey Co.	14,820	1,547,208

Health Care Providers & Services—1.2%
HCA Holdings, Inc. (b)	18,125	951,563

	Shares	Value*

Hotels, Restaurants & Leisure—2.5%
Starbucks Corp.	15,975	$1,172,245
Yum! Brands, Inc.	11,210	845,122

		2,017,367

Industrial Conglomerates—1.0%
Danaher Corp.	11,085	831,375

Internet & Catalog Retail—4.6%
Amazon.com, Inc. (b)	6,225	2,094,837
priceline.com, Inc. (b)	1,355	1,615,011

		3,709,848

Internet Software & Services—7.3%
Facebook, Inc., Class A (b)	42,245	2,544,839
Google, Inc., Class A (b)	2,055	2,290,318
Yelp, Inc. (a)(b)	13,435	1,033,555

		5,868,712

IT Services—3.7%
Accenture PLC, Class A	3,470	276,628
Visa, Inc., Class A	12,765	2,755,453

		3,032,081

Machinery—1.1%
Caterpillar, Inc.	8,655	860,047

Media—4.3%
Comcast Corp., Class A	38,955	1,948,529
Time Warner, Inc.	23,080	1,507,817

		3,456,346

Multi-line Retail—1.1%
Dollar Tree, Inc. (b)	16,625	867,493

Oil, Gas & Consumable Fuels—5.6%
EOG Resources, Inc.	5,510	1,080,897
Pioneer Natural Resources Co.	7,805	1,460,627
Range Resources Corp.	9,475	786,141
Valero Energy Corp.	22,670	1,203,777

		4,531,442

Personal Products—1.5%
Estee Lauder Cos., Inc., Class A	18,220	1,218,554

Pharmaceuticals—4.8%
AbbVie, Inc.	26,780	1,376,492
Actavis PLC (b)	3,940	811,049
Bristol-Myers Squibb Co.	33,220	1,725,779

		3,913,320

Road & Rail—2.1%
Union Pacific Corp.	8,880	1,666,421

Semiconductors & Semiconductor Equipment—2.7%
Intel Corp.	40,970	1,057,436
Microchip Technology, Inc.	24,195	1,155,553

		2,212,989

Schedule of Investments

AllianzGI Large-Cap Growth Fund

March 31, 2014 (unaudited) (continued)

	Shares	Value*

Software—6.0%
Microsoft Corp.	72,005	$2,951,485
Salesforce.com, Inc. (b)	33,490	1,911,944

		4,863,429

Specialty Retail—1.8%
Tractor Supply Co.	20,645	1,458,156

Technology Hardware, Storage & Peripherals—3.4%
Apple, Inc.	5,155	2,766,895

Textiles, Apparel & Luxury Goods—3.1%
Michael Kors Holdings Ltd. (b)	13,995	1,305,314
NIKE, Inc., Class B	16,480	1,217,213

		2,522,527

Tobacco—2.4%
Philip Morris International, Inc.	23,720	1,941,956

Total Common Stock (cost—$60,119,144)		80,082,632

	Principal Amount (000s)

Repurchase Agreements—1.0%
State Street Bank and Trust Co., dated 3/31/14, 0.00%, due 4/1/14, proceeds $850,000; collateralized by U.S. Treasury Notes, 0.75%, due 3/31/18, valued at $869,975 including accrued interest (cost—$850,000)	$850	850,000

Total Investments (cost—$60,969,144) —99.9%		80,932,632

Other assets less liabilities—0.1%		65,064

Net Assets—100.0%		$80,997,696

Notes to Schedule of Investments:

(a)	Affiliated security.
(b)	Non-income producing.

Schedule of Investments

AllianzGI Mid-Cap Fund

March 31, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—99.5%

Aerospace & Defense—1.7%
BE Aerospace, Inc. (b)	69,175	$6,003,698

Airlines—1.8%
United Continental Holdings, Inc. (b)	136,990	6,113,864

Auto Components—2.3%
Delphi Automotive PLC	117,565	7,977,961

Banks—1.4%
First Republic Bank	92,580	4,998,394

Biotechnology—2.1%
Alexion Pharmaceuticals, Inc. (b)	32,885	5,002,795
Medivation, Inc. (b)	33,455	2,153,498

		7,156,293

Building Products—1.4%
Armstrong World Industries, Inc. (b)	89,380	4,759,485

Capital Markets—2.3%
KKR & Co. L.P.	139,035	3,175,560
SEI Investments Co.	144,735	4,864,543

		8,040,103

Chemicals—5.8%
Airgas, Inc.	50,800	5,410,708
International Flavors & Fragrances, Inc.	63,975	6,120,488
Sherwin-Williams Co.	42,790	8,435,193

		19,966,389

Communications Equipment—1.6%
Palo Alto Networks, Inc. (b)	78,180	5,363,148

Diversified Financial Services—1.4%
McGraw Hill Financial, Inc.	64,415	4,914,865

Electrical Equipment—4.0%
AMETEK, Inc.	154,755	7,968,335
Eaton Corp. PLC	79,050	5,938,236

		13,906,571

Food & Staples Retailing—1.9%
Whole Foods Market, Inc.	126,095	6,394,277

Food Products—2.4%
Hershey Co.	78,700	8,216,280

Health Care Equipment & Supplies—5.4%
Boston Scientific Corp. (b)	304,205	4,112,852
CareFusion Corp. (b)	98,600	3,965,692
Cooper Cos., Inc.	46,110	6,333,669
Insulet Corp. (b)	88,765	4,209,236

		18,621,449

Health Care Providers & Services—2.8%
Cardinal Health, Inc.	77,370	5,414,353
Team Health Holdings, Inc. (b)	91,615	4,099,771

		9,514,124

	Shares	Value*

Hotels, Restaurants & Leisure—4.5%
Dunkin’ Brands Group, Inc.	81,070	$4,068,093
Starwood Hotels & Resorts Worldwide, Inc.	76,160	6,062,336
Wynn Resorts Ltd.	24,095	5,352,704

		15,483,133

Household Durables—3.8%
Newell Rubbermaid, Inc.	214,680	6,418,932
Whirlpool Corp.	44,120	6,594,175

		13,013,107

Insurance—1.0%
Lincoln National Corp.	65,335	3,310,524

Internet & Catalog Retail—2.0%
Groupon, Inc. (b)	370,430	2,904,171
HomeAway, Inc. (b)	106,590	4,015,246

		6,919,417

Internet Software & Services—3.3%
Akamai Technologies, Inc. (b)	97,590	5,680,714
Yelp, Inc. (a)(b)	72,509	5,578,117

		11,258,831

IT Services—1.6%
Fidelity National Information Services, Inc.	100,555	5,374,665

Life Sciences Tools & Services—3.7%
Agilent Technologies, Inc.	94,915	5,307,647
PerkinElmer, Inc.	86,940	3,917,516
Quintiles Transnational Holdings, Inc. (b)	67,425	3,423,167

		12,648,330

Machinery—4.1%
Colfax Corp. (b)	66,825	4,766,627
Oshkosh Corp.	84,150	4,953,911
WABCO Holdings, Inc. (b)	41,990	4,432,464

		14,153,002

Media—2.8%
AMC Networks, Inc., Class A (b)	60,410	4,415,367
Scripps Networks Interactive, Inc., Class A	67,845	5,150,114

		9,565,481

Metals & Mining—1.1%
Carpenter Technology Corp.	57,825	3,818,763

Multi-line Retail—1.9%
Dollar Tree, Inc. (b)	127,905	6,674,083

Oil, Gas & Consumable Fuels—3.2%
Cabot Oil & Gas Corp.	162,015	5,489,068
Concho Resources, Inc. (b)	44,000	5,390,000

		10,879,068

Pharmaceuticals—4.3%
Endo International PLC (b)	57,955	3,978,611

Schedule of Investments

AllianzGI Mid-Cap Fund

March 31, 2014 (unaudited) (continued)

	Shares	Value*

Forest Laboratories, Inc. (b)	38,675	$3,568,542
Mylan, Inc. (b)	151,600	7,402,628

		14,949,781

Professional Services—2.8%
Nielsen Holdings NV	127,350	5,683,631
Towers Watson & Co., Class A	34,000	3,877,700

		9,561,331

Real Estate Management & Development—1.7%
CBRE Group, Inc., Class A (b)	207,350	5,687,611

Road & Rail—1.4%
Genesee & Wyoming, Inc., Class A (b)	48,225	4,693,257

Semiconductors & Semiconductor Equipment—5.8%
Avago Technologies Ltd.	87,335	5,625,247
Lam Research Corp. (b)	73,455	4,040,025
Microchip Technology, Inc.	123,585	5,902,420
NXP Semiconductor NV (b)	74,655	4,390,460

		19,958,152

Software—2.1%
ServiceNow, Inc. (b)	48,330	2,895,934
Tableau Software, Inc., Class A (b)	55,950	4,256,676

		7,152,610

Specialty Retail—3.4%
Advance Auto Parts, Inc.	37,370	4,727,305
Tractor Supply Co.	96,380	6,807,319

		11,534,624

Technology Hardware, Storage & Peripherals—1.1%
Western Digital Corp.	40,295	3,699,887

Textiles, Apparel & Luxury Goods—5.6%
Kate Spade & Co. (b)	160,730	5,961,476
Ralph Lauren Corp.	30,665	4,934,919
V.F. Corp.	135,005	8,354,109

		19,250,504

Total Common Stock (cost—$275,172,717)		341,533,062

	Principal Amount (000s)	Value*

Repurchase Agreements—0.4%
State Street Bank and Trust Co., dated 3/31/14, 0.00%, due 4/1/14, proceeds $1,211,000; collateralized by U.S. Treasury Notes, 0.75%, due 3/31/18, valued at $1,236,538 including accrued interest (cost—$1,211,000)	$1,211	$1,211,000

Total Investments (cost—$276,383,717)—99.9%		342,744,062

Other assets less liabilities—0.1%		504,943

Net Assets—100.0%		$343,249,005

Notes to Schedule of Investments:

(a)	Affiliated security.
(b)	Non-income producing.

Schedule of Investments

AllianzGI NFJ All-Cap Value Fund

March 31, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—99.0%

Aerospace & Defense—2.7%
Northrop Grumman Corp.	5,900	$727,942

Automobiles—2.5%
Ford Motor Co.	43,000	670,800

Banks—14.2%
Bank of America Corp.	22,800	392,160
Citigroup, Inc.	6,700	318,920
Fifth Third Bancorp	31,000	711,450
JPMorgan Chase & Co.	11,800	716,378
Old National Bancorp	22,400	333,984
PNC Financial Services Group, Inc.	8,000	696,000
Wells Fargo & Co.	14,100	701,334

		3,870,226

Capital Markets—2.5%
Ameriprise Financial, Inc.	6,100	671,427

Chemicals—1.3%
EI du Pont de Nemours & Co.	5,500	369,050

Commercial Services & Supplies—1.2%
Republic Services, Inc.	9,600	327,936

Communications Equipment—1.3%
Cisco Systems, Inc.	15,600	349,596

Consumer Finance—3.5%
Capital One Financial Corp.	4,400	339,504
SLM Corp.	25,500	624,240

		963,744

Diversified Consumer Services—1.2%
Hillenbrand, Inc.	10,300	332,999

Diversified Telecommunication Services—2.1%
AT&T, Inc.	16,100	564,627

Electronic Equipment, Instruments & Components—1.3%
Avnet, Inc.	7,600	353,628

Food & Staples Retailing—2.4%
Kroger Co.	7,700	336,105
Wal-Mart Stores, Inc.	4,100	313,363

		649,468

Food Products—2.1%
Ingredion, Inc.	8,500	578,680

Gas Utilities—2.6%
UGI Corp.	15,600	711,516

Health Care Equipment & Supplies—4.0%
Medtronic, Inc.	11,500	707,710
Zimmer Holdings, Inc.	4,000	378,320

		1,086,030

	Shares	Value*

Health Care Providers & Services—1.3%
Cigna Corp.	4,233	$354,429

Household Durables—2.6%
Newell Rubbermaid, Inc.	12,100	361,790
Whirlpool Corp.	2,300	343,758

		705,548

Independent Power Producers & Energy Traders—1.2%
AES Corp.	22,200	317,016

Industrial Conglomerates—2.4%
General Electric Co.	25,400	657,606

Insurance—5.2%
Allstate Corp.	12,800	724,224
MetLife, Inc.	6,200	327,360
Reinsurance Group of America, Inc.	4,700	374,261

		1,425,845

IT Services—2.5%
Xerox Corp.	60,900	688,170

Machinery—3.9%
Crane Co.	4,700	334,405
Trinity Industries, Inc.	10,200	735,114

		1,069,519

Metals & Mining—2.2%
Reliance Steel & Aluminum Co.	4,400	310,904
Yamana Gold, Inc.	33,600	295,008

		605,912

Oil, Gas & Consumable Fuels—11.3%
Chesapeake Energy Corp.	13,400	343,308
Chevron Corp.	5,100	606,441
ConocoPhillips	7,100	499,485
HollyFrontier Corp.	5,824	277,106
Murphy Oil Corp.	5,200	326,872
Royal Dutch Shell PLC ADR	4,700	343,382
Total S.A. ADR	10,500	688,800

		3,085,394

Paper & Forest Products—2.3%
International Paper Co.	13,400	614,792

Pharmaceuticals—8.8%
AstraZeneca PLC ADR	11,000	713,680
Merck & Co., Inc.	12,700	720,979
Pfizer, Inc.	18,900	607,068
Teva Pharmaceutical Industries Ltd. ADR	6,700	354,028

		2,395,755

Real Estate Investment Trust—1.3%
CBL & Associates Properties, Inc.	19,900	353,225

Road & Rail—1.4%
Norfolk Southern Corp.	3,900	378,963

Semiconductors & Semiconductor Equipment—1.3%
Intel Corp.	14,300	369,083

Schedule of Investments

AllianzGI NFJ All-Cap Value Fund

March 31, 2014 (unaudited) (continued)

	Shares	Value*

Software—3.9%
CA, Inc.	11,200	$346,864
Microsoft Corp.	17,600	721,424

		1,068,288

Technology Hardware, Storage & Peripherals—2.5%
Hewlett-Packard Co.	21,100	682,796

Total Common Stock (cost—$20,500,244)		27,000,010

	Principal Amount (000s)

Repurchase Agreements—0.6%
State Street Bank and Trust Co., dated 3/31/14, 0.00%, due 4/1/14, proceeds $152,000; collateralized by U.S. Treasury Notes, 0.75%, due 2/28/18, valued at $156,200 including accrued interest (cost—$152,000)	$152	152,000

Total Investments (cost—$20,652,244)—99.6%		27,152,010

Other assets less liabilities—0.4%		109,637

Net Assets—100.0%		$27,261,647

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI NFJ Dividend Value Fund

March 31, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—97.1%

Aerospace & Defense—3.7%
Lockheed Martin Corp.	984,900	$160,775,076
Northrop Grumman Corp.	1,451,300	179,061,394

		339,836,470

Automobiles—3.5%
Ford Motor Co.	20,230,400	315,594,240

Banks—14.4%
Citigroup, Inc.	4,168,900	198,439,640
Fifth Third Bancorp	8,293,700	190,340,415
JPMorgan Chase & Co.	6,017,000	365,292,070
PNC Financial Services Group, Inc.	2,180,878	189,736,386
Wells Fargo & Co.	7,510,800	373,587,192

		1,317,395,703

Beverages—2.0%
Molson Coors Brewing Co., Class B	3,062,200	180,241,092

Capital Markets—1.9%
Ameriprise Financial, Inc.	1,595,641	175,632,205

Chemicals—1.9%
EI du Pont de Nemours & Co.	2,607,800	174,983,380

Communications Equipment—4.0%
Cisco Systems, Inc.	8,507,100	190,644,111
Harris Corp.	2,385,200	174,501,232

		365,145,343

Consumer Finance—1.9%
SLM Corp.	7,271,100	177,996,528

Diversified Telecommunication Services—4.1%
AT&T, Inc.	10,677,757	374,468,938

Electric Utilities—1.9%
American Electric Power Co., Inc.	3,429,500	173,738,470

Energy Equipment & Services—1.5%
Ensco PLC, Class A	2,678,300	141,360,674

Food & Staples Retailing—1.9%
Wal-Mart Stores, Inc.	2,238,200	171,065,626

Health Care Equipment & Supplies—2.1%
Baxter International, Inc.	2,653,800	195,266,604

Health Care Providers & Services—2.0%
WellPoint, Inc.	1,830,000	182,176,500

Industrial Conglomerates—1.8%
General Electric Co.	6,446,900	166,910,241

	Shares	Value*

Insurance—7.7%
Allstate Corp.	3,012,400	$170,441,592
MetLife, Inc.	6,966,500	367,831,200
Travelers Cos., Inc.	1,924,900	163,808,990

		702,081,782

IT Services—1.9%
Xerox Corp.	14,988,400	169,368,920

Metals & Mining—2.0%
Barrick Gold Corp.	10,404,900	185,519,367

Oil, Gas & Consumable Fuels—14.0%
Chevron Corp.	1,622,300	192,907,693
ConocoPhillips	5,341,000	375,739,350
Marathon Oil Corp.	4,806,800	170,737,536
Royal Dutch Shell PLC ADR	2,466,600	180,209,796
Total S.A. ADR	5,453,200	357,729,920

		1,277,324,295

Paper & Forest Products—1.8%
International Paper Co.	3,633,700	166,714,156

Pharmaceuticals—9.9%
AstraZeneca PLC ADR	2,714,600	176,123,248
Johnson & Johnson	1,835,300	180,281,519
Merck & Co., Inc.	3,164,800	179,665,696
Pfizer, Inc.	5,436,200	174,610,744
Teva Pharmaceutical Industries Ltd. ADR	3,628,300	191,719,372

		902,400,579

Road & Rail—1.9%
Norfolk Southern Corp.	1,758,594	170,882,579

Semiconductors & Semiconductor Equipment—4.0%
Intel Corp.	14,200,874	366,524,558

Software—4.0%
CA, Inc.	5,432,800	168,253,816
Microsoft Corp.	4,722,250	193,565,027

		361,818,843

Specialty Retail—1.3%
Staples, Inc.	10,481,100	118,855,674

Total Common Stock (cost—$6,756,129,760)		8,873,302,767

MUTUAL FUNDS—0.3%
AllianzGI Money Market Fund, Institutional II Class (a) (cost—$25,000,000)	25,000,000	25,000,000

Schedule of Investments

AllianzGI NFJ Dividend Value Fund

March 31, 2014 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—3.2%
State Street Bank and Trust Co., dated 3/31/14, 0.00%, due 4/1/14, proceeds $293,680,000; collateralized by Fannie Mae, 1.02%, due 10/17/17, valued at $262,661,850 including accrued interest and U.S. Treasury Notes, 0.75%, due 2/28/18, valued at $36,892,488 including accrued interest (cost—$293,680,000)	$293,680	$293,680,000

Total Investments (cost—$7,074,809,760)—100.6%		9,191,982,767

Liabilities in excess of other assets—(0.6)%		(56,280,204)

Net Assets—100.0%		$9,135,702,563

Notes to Schedule of Investments:

(a)	Affiliated security.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI NFJ International Value Fund

March 31, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—96.0%

Australia—1.9%
Australia & New Zealand Banking Group Ltd. ADR	1,963,300	$59,978,815

Brazil—7.8%
Banco Bradesco S.A. ADR	5,069,660	69,302,252
Cia de Saneamento Basico do Estado de Sao Paulo ADR	6,857,000	63,495,820
Cia Paranaense de Energia, Class P ADR (b)	3,523,821	46,197,293
Vale S.A. ADR	4,338,000	59,994,540

		238,989,905

Canada—6.7%
Magna International, Inc.	337,700	32,523,887
Manulife Financial Corp.	3,265,700	63,060,667
Toronto-Dominion Bank	1,352,000	63,476,400
Yamana Gold, Inc.	5,432,100	47,693,838

		206,754,792

China—6.7%
Anhui Conch Cement Co., Ltd., Class H	1,992,500	8,583,249
China Construction Bank Corp., Class H	104,337,500	73,238,778
China Mobile Ltd.	6,663,600	61,181,383
China Petroleum & Chemical Corp., Class H	72,298,260	64,854,433

		207,857,843

Denmark—1.8%
Carlsberg A/S, Class B	564,700	56,135,583

France—3.8%
Cap Gemini S.A.	332,764	25,192,385
Orange S.A. ADR	2,136,100	31,379,309
Sanofi	567,559	59,309,385

		115,881,079

Germany—3.0%
Deutsche Boerse AG	393,710	31,344,621
Siemens AG	454,992	61,361,401

		92,706,022

Hong Kong—1.9%
BOC Hong Kong Holdings Ltd.	20,299,400	57,832,236

India—0.8%
Tata Motors Ltd. ADR	736,700	26,086,547

Israel—3.0%
Israel Chemicals Ltd.	3,424,462	29,958,700
Teva Pharmaceutical Industries Ltd. ADR	1,195,900	63,191,356

		93,150,056

Japan—11.8%
Hitachi Ltd.	8,006,100	59,261,608
Isuzu Motors Ltd.	10,497,800	60,275,802

	Shares	Value*

Komatsu Ltd.	1,684,600	$35,316,896
Mitsui & Co., Ltd. ADR	202,300	57,062,761
Mizuho Financial Group, Inc.	29,761,300	58,982,511
Nitto Denko Corp. ADR	2,513,600	60,225,856
Sega Sammy Holdings, Inc.	1,419,100	31,857,076

		362,982,510

Norway—3.2%
Statoil ASA ADR	2,371,100	66,912,442
Telenor ASA	1,415,900	31,337,874

		98,250,316

Russian Federation—4.6%
Lukoil OAO ADR	1,273,100	71,198,117
Mobile Telesystems OJSC ADR	2,002,100	35,016,729
Sberbank of Russia ADR	3,622,200	35,388,894

		141,603,740

Singapore—3.6%
Golden Agri-Resources Ltd.	119,131,400	54,502,876
United Overseas Bank Ltd. ADR	1,614,600	55,816,722

		110,319,598

South Africa—3.1%
Sasol Ltd. ADR	1,687,400	94,291,912

Sweden—1.0%
Svenska Cellulosa AB SCA ADR	1,097,100	32,364,450

Switzerland—2.8%
Zurich Insurance Group AG ADR (c)	2,818,900	86,652,986

Taiwan—1.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,628,100	32,594,562

Turkey—1.2%
KOC Holding AS ADR	1,712,339	35,736,515

United Kingdom—22.1%
AstraZeneca PLC ADR	1,374,400	89,171,072
BAE Systems PLC ADR	2,016,100	56,511,283
Barclays PLC	7,776,447	30,261,903
Centrica PLC	11,746,100	64,620,606
Diageo PLC ADR	227,095	28,293,766
HSBC Holdings PLC	5,442,500	55,107,570
Imperial Tobacco Group PLC	1,559,628	63,067,588
Marks & Spencer Group PLC ADR	1,526,000	22,986,138
Rio Tinto PLC ADR	1,150,300	64,221,249
Royal Dutch Shell PLC ADR	1,258,700	91,960,622
Sage Group PLC ADR	1,013,734	28,333,865
Serco Group PLC	4,353,100	30,553,112
TESCO PLC	11,251,700	55,494,719

		680,583,493

United States—4.1%
Axis Capital Holdings Ltd.	1,367,400	62,695,290

Schedule of Investments

AllianzGI NFJ International Value Fund

March 31, 2014 (unaudited) (continued)

	Shares	Value*

Ensco PLC, Class A	639,700	$33,763,366
RenaissanceRe Holdings Ltd.	320,300	31,261,280

		127,719,936

Total Common Stock (cost—$2,673,574,201)		2,958,472,896

PREFERRED STOCK—2.1%

Germany—2.1%
Volkswagen AG (cost—$49,487,784)	244,492	63,395,678

	Principal Amount (000s)

Repurchase Agreements—1.3%
State Street Bank and Trust Co., dated 3/31/14, 0.00%, due 4/1/14, proceeds $41,261,000; collateralized by U.S. Treasury Notes, 0.75%, due 3/31/18, valued at $42,086,263 including accrued interest (cost—$41,261,000)	$41,261	41,261,000

Total Investments (cost—$2,764,322,985) (a)—99.4%		3,063,129,574

Other assets less liabilities—0.6%		17,639,177

Net Assets—100.0%		$3,080,768,751

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $1,192,474,861, representing 38.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Affiliated security.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI NFJ International Value Fund

March 31, 2014 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	18.2%
Oil, Gas & Consumable Fuels	12.7%
Insurance	7.8%
Pharmaceuticals	6.9%
Metals & Mining	5.5%
Automobiles	4.9%
Industrial Conglomerates	3.2%
Wireless Telecommunication Services	3.1%
Chemicals	3.0%
Beverages	2.7%
Multi-Utilities	2.1%
Water Utilities	2.1%
Tobacco	2.1%
Diversified Telecommunication Services	2.0%
Electronic Equipment, Instruments & Components	1.9%
Trading Companies & Distributors	1.9%
Aerospace & Defense	1.8%
Food & Staples Retailing	1.8%
Food Products	1.8%
Electric Utilities	1.5%
Machinery	1.1%
Energy Equipment & Services	1.1%
Semiconductors & Semiconductor Equipment	1.1%
Auto Components	1.1%
Household Products	1.0%
Leisure Equipment & Products	1.0%
Diversified Financial Services	1.0%
Commercial Services & Supplies	1.0%
Software	0.9%
IT Services	0.8%
Multi-line Retail	0.7%
Construction Materials	0.3%
Repurchase Agreements	1.3%
Other assets less liabilities	0.6%

100.0%

Schedule of Investments

AllianzGI NFJ Large-Cap Value Fund

March 31, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—98.3%

Aerospace & Defense—4.3%
Lockheed Martin Corp.	53,500	$8,733,340
Northrop Grumman Corp.	190,000	23,442,200

		32,175,540

Automobiles—2.6%
Ford Motor Co.	1,244,000	19,406,400

Banks—14.2%
Bank of America Corp.	925,400	15,916,880
Citigroup, Inc.	275,400	13,109,040
Fifth Third Bancorp	672,915	15,443,399
JPMorgan Chase & Co.	391,100	23,743,681
PNC Financial Services Group, Inc.	178,100	15,494,700
Wells Fargo & Co.	461,100	22,935,114

		106,642,814

Beverages—1.2%
Molson Coors Brewing Co., Class B	146,700	8,634,762

Biotechnology—1.0%
Amgen, Inc.	63,300	7,807,422

Capital Markets—1.9%
Goldman Sachs Group, Inc.	42,700	6,996,395
State Street Corp.	103,100	7,170,605

		14,167,000

Chemicals—0.9%
PPG Industries, Inc.	36,200	7,003,252

Communications Equipment—1.9%
Cisco Systems, Inc.	631,000	14,140,710

Consumer Finance—3.9%
Capital One Financial Corp.	200,700	15,486,012
SLM Corp.	577,200	14,129,856

		29,615,868

Diversified Telecommunication Services—1.8%
AT&T, Inc.	379,600	13,312,572

Electric Utilities—2.9%
American Electric Power Co., Inc.	281,200	14,245,592
PPL Corp.	224,100	7,426,674

		21,672,266

Energy Equipment & Services—0.8%
Ensco PLC, Class A	109,400	5,774,132

Food & Staples Retailing—2.9%
Kroger Co.	170,500	7,442,325
Walgreen Co.	216,700	14,308,701

		21,751,026

Food Products—1.0%
ConAgra Foods, Inc.	250,200	7,763,706

	Shares	Value*

Health Care Equipment & Supplies—2.0%
Medtronic, Inc.	243,600	$14,991,144

Health Care Providers & Services—1.0%
Cigna Corp.	93,761	7,850,609

Household Durables—1.0%
Whirlpool Corp.	51,000	7,622,460

Industrial Conglomerates—2.9%
General Electric Co.	828,400	21,447,276

Insurance—6.0%
Allstate Corp.	410,000	23,197,800
MetLife, Inc.	270,500	14,282,400
Travelers Cos., Inc.	85,300	7,259,030

		44,739,230

IT Services—1.8%
Xerox Corp.	1,214,100	13,719,330

Machinery—1.0%
Parker Hannifin Corp.	63,500	7,601,585

Media—1.8%
CBS Corp., Class B	92,900	5,741,220
Time Warner, Inc.	113,533	7,417,111

		13,158,331

Metals & Mining—1.5%
Freeport-McMoRan Copper & Gold, Inc.	346,200	11,448,834

Multi-line Retail—1.2%
Macy’s, Inc.	148,000	8,774,920

Oil, Gas & Consumable Fuels—14.2%
Chesapeake Energy Corp.	245,800	6,297,396
Chevron Corp.	171,100	20,345,501
ConocoPhillips	305,800	21,513,030
HollyFrontier Corp.	268,023	12,752,534
Marathon Oil Corp.	407,300	14,467,296
Murphy Oil Corp.	117,400	7,379,764
Royal Dutch Shell PLC ADR	106,300	7,766,278
Total S.A. ADR	246,900	16,196,640

		106,718,439

Paper & Forest Products—1.8%
International Paper Co.	299,500	13,741,060

Pharmaceuticals—10.6%
AstraZeneca PLC ADR	240,700	15,616,616
Eli Lilly & Co.	136,500	8,034,390
Johnson & Johnson	162,400	15,952,552
Merck & Co., Inc.	295,600	16,781,212
Pfizer, Inc.	484,300	15,555,716
Teva Pharmaceutical Industries Ltd. ADR	149,900	7,920,716

		79,861,202

Schedule of Investments

AllianzGI NFJ Large-Cap Value Fund

March 31, 2014 (unaudited) (continued)

	Shares	Value*

Road & Rail—1.2%
Norfolk Southern Corp.	89,600	$8,706,432

Semiconductors & Semiconductor Equipment—2.1%
Intel Corp.	607,100	15,669,251

Software—4.0%
CA, Inc.	442,606	13,707,508
Microsoft Corp.	404,100	16,564,059

		30,271,567

Technology Hardware, Storage & Peripherals—2.0%
Apple, Inc.	13,600	7,299,664
Hewlett-Packard Co.	244,954	7,926,711

		15,226,375

Tobacco—0.9%
Altria Group, Inc.	184,100	6,890,863

Total Common Stock (cost—$524,471,199)		738,306,378

	Principal Amount (000s)

Repurchase Agreements—2.0%
State Street Bank and Trust Co., dated 3/31/14, 0.00%, due 4/1/14, proceeds $14,940,000; collateralized by U.S. Treasury Notes, 0.75%, due 3/31/18, valued at $15,239,225 including accrued interest (cost—$14,940,000)	$14,940	14,940,000

Total Investments (cost—$539,411,199)—100.3%		753,246,378

Liabilities in excess of other assets—(0.3)%		(2,599,093)

Net Assets—100.0%		$750,647,285

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI NFJ Mid-Cap Value Fund

March 31, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—98.9%

Aerospace & Defense—3.6%
Alliant Techsystems, Inc.	57,300	$8,145,195
L-3 Communications Holdings, Inc.	84,900	10,030,935
Northrop Grumman Corp.	80,800	9,969,104

		28,145,234

Airlines—1.2%
Southwest Airlines Co.	414,700	9,791,067

Auto Components—2.0%
Goodyear Tire & Rubber Co.	307,000	8,021,910
Magna International, Inc.	83,600	8,051,516

		16,073,426

Banks—7.2%
Banco de Chile ADR	72,582	5,463,973
BB&T Corp.	206,300	8,287,071
BOK Financial Corp.	112,800	7,788,840
East West Bancorp, Inc.	210,500	7,683,250
Fifth Third Bancorp	417,300	9,577,035
KeyCorp	673,900	9,596,336
Regions Financial Corp.	763,700	8,484,707

		56,881,212

Beverages—3.2%
Coca-Cola Enterprises, Inc.	167,800	8,014,128
Dr. Pepper Snapple Group, Inc.	149,000	8,114,540
Molson Coors Brewing Co., Class B	150,100	8,834,886

		24,963,554

Capital Markets—5.4%
Ameriprise Financial, Inc.	87,300	9,609,111
Ares Capital Corp.	404,600	7,129,052
Carlyle Group L.P.	275,800	9,691,612
KKR & Co. L.P.	372,600	8,510,184
Oaktree Capital Group LLC	140,700	8,183,112

		43,123,071

Chemicals—4.5%
Agrium, Inc.	83,900	8,181,928
Albemarle Corp.	125,400	8,329,068
CF Industries Holdings, Inc.	35,426	9,233,433
Eastman Chemical Co.	113,400	9,776,214

		35,520,643

Communications Equipment—1.2%
Harris Corp.	134,500	9,840,020

Construction & Engineering—0.9%
KBR, Inc.	260,800	6,958,144

Consumer Finance—1.3%
Discover Financial Services	171,700	9,991,223

Containers & Packaging—3.0%
Ball Corp.	156,000	8,550,360
Rexam PLC ADR	185,130	7,569,966
Rock-Tenn Co., Class A	75,300	7,949,421

		24,069,747

	Shares	Value*

Diversified Financial Services—1.0%
McGraw Hill Financial, Inc.	104,100	$7,942,830

Electric Utilities—2.0%
Entergy Corp.	121,000	8,088,850
PPL Corp.	234,500	7,771,330

		15,860,180

Electronic Equipment, Instruments & Components—4.4%
Avnet, Inc.	189,900	8,836,047
Corning, Inc.	466,700	9,716,694
Jabil Circuit, Inc.	330,800	5,954,400
TE Connectivity Ltd.	165,100	9,940,671

		34,447,812

Energy Equipment & Services—1.4%
Diamond Offshore Drilling, Inc.	96,100	4,685,836
Ensco PLC, Class A	125,600	6,629,168

		11,315,004

Food Products—4.2%
Archer-Daniels-Midland Co.	201,900	8,760,441
ConAgra Foods, Inc.	245,300	7,611,659
Ingredion, Inc.	125,300	8,530,424
Tyson Foods, Inc., Class A	187,400	8,247,474

		33,149,998

Health Care Equipment & Supplies—2.0%
St. Jude Medical, Inc.	120,400	7,872,956
Zimmer Holdings, Inc.	84,700	8,010,926

		15,883,882

Health Care Providers & Services—5.0%
AmerisourceBergen Corp.	110,800	7,267,372
Cardinal Health, Inc.	110,500	7,732,790
Quest Diagnostics, Inc.	106,700	6,180,064
Universal Health Services, Inc., Class B	114,800	9,421,636
WellPoint, Inc.	86,400	8,601,120

		39,202,982

Hotels, Restaurants & Leisure—0.8%
International Game Technology	439,100	6,173,746

Household Durables—1.0%
Whirlpool Corp.	54,700	8,175,462

Household Products—1.0%
Energizer Holdings, Inc.	82,000	8,260,680

Insurance—9.4%
Allstate Corp.	140,800	7,966,464
Assurant, Inc.	119,800	7,782,208
Axis Capital Holdings Ltd.	169,800	7,785,330
Hartford Financial Services Group, Inc.	224,100	7,904,007
HCC Insurance Holdings, Inc.	193,700	8,811,413
Lincoln National Corp.	154,900	7,848,783
Principal Financial Group, Inc.	178,100	8,190,819
Reinsurance Group of America, Inc.	113,800	9,061,894
Unum Group	261,200	9,222,972

		74,573,890

Schedule of Investments

AllianzGI NFJ Mid-Cap Value Fund

March 31, 2014 (unaudited) (continued)

	Shares	Value*

IT Services—1.0%
Xerox Corp.	713,200	$8,059,160

Life Sciences Tools & Services—1.0%
Agilent Technologies, Inc.	134,800	7,538,016

Machinery—2.9%
AGCO Corp.	134,600	7,424,536
Parker Hannifin Corp.	62,700	7,505,817
Valmont Industries, Inc.	55,300	8,230,852

		23,161,205

Media—2.0%
Gannett Co., Inc.	270,400	7,463,040
Shaw Communications, Inc., Class B	346,184	8,273,797

		15,736,837

Metals & Mining—1.8%
Silver Wheaton Corp.	308,500	7,002,950
Ternium S.A. ADR	257,500	7,616,850

		14,619,800

Multi-line Retail—1.0%
Kohl’s Corp.	139,600	7,929,280

Multi-Utilities—1.1%
SCANA Corp.	166,900	8,565,308

Oil, Gas & Consumable Fuels—10.2%
Alliance Resource Partners L.P.	93,647	7,879,459
Canadian Oil Sands Ltd.	407,898	8,556,449
Cimarex Energy Co.	71,600	8,528,276
Devon Energy Corp.	117,600	7,870,968
El Paso Pipeline Partners L.P.	230,700	7,010,973
HollyFrontier Corp.	162,200	7,717,476
Marathon Oil Corp.	233,400	8,290,368
Murphy Oil Corp.	125,400	7,882,644
SM Energy Co.	106,300	7,578,127
Valero Energy Corp.	181,800	9,653,580

		80,968,320

Paper & Forest Products—1.0%
International Paper Co.	164,100	7,528,908

Professional Services—0.9%
Dun & Bradstreet Corp.	74,100	7,361,835

Road & Rail—2.2%
CSX Corp.	279,400	8,094,218
Norfolk Southern Corp.	95,600	9,289,452

		17,383,670

Semiconductors & Semiconductor Equipment—2.2%
Avago Technologies Ltd.	153,400	9,880,494
KLA-Tencor Corp.	112,500	7,778,250

		17,658,744

Software—2.0%
Activision Blizzard, Inc.	380,900	7,785,596
CA, Inc.	262,400	8,126,528

		15,912,124

	Shares	Value*

Technology Hardware, Storage & Peripherals—1.2%
Seagate Technology PLC	168,900	$9,485,424

Textiles, Apparel & Luxury Goods—0.7%
Coach, Inc.	115,300	5,725,798

Tobacco—2.0%
Lorillard, Inc.	150,000	8,112,000
Reynolds American, Inc.	149,300	7,975,606

		16,087,606

Total Common Stock (cost—$568,845,024)		784,065,842

	Principal Amount (000s)

Repurchase Agreements—2.0%
State Street Bank and Trust Co., dated 3/31/14, 0.00%, due 4/1/14, proceeds $15,806,000; collateralized by Fannie Mae, 1.02%, due 10/17/17, valued at $16,122,150 including accrued interest (cost—$15,806,000)	$15,806	15,806,000

Total Investments (cost—$584,651,024)—100.9%		799,871,842

Liabilities in excess of other assets—(0.9)%		(7,282,623)

Net Assets—100.0%		$792,589,219

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI NFJ Small-Cap Value Fund

March 31, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—94.3%

Aerospace & Defense—4.1%
AAR Corp.	1,477,800	$38,348,910
Alliant Techsystems, Inc.	798,105	113,450,626
Cubic Corp.	511,069	26,100,294
Curtiss-Wright Corp.	580,984	36,915,723
Elbit Systems Ltd.	354,600	21,662,159
Triumph Group, Inc.	1,396,400	90,179,512

		326,657,224

Airlines—0.7%
Westjet Airlines Ltd. (a)	2,379,587	52,241,137

Banks—6.1%
Canadian Western Bank	1,605,856	54,051,472
Community Trust Bancorp, Inc.	228,800	9,490,624
First Interstate Bancsystem, Inc.	292,500	8,254,350
First Merchants Corp.	714,684	15,465,762
First Niagara Financial Group, Inc.	7,537,200	71,226,540
FirstMerit Corp.	3,871,000	80,632,930
Fulton Financial Corp.	4,135,529	52,024,955
International Bancshares Corp.	225,905	5,665,697
Old National Bancorp	3,165,000	47,190,150
Susquehanna Bancshares, Inc.	5,556,000	63,282,840
Trustmark Corp.	2,080,301	52,735,630
Webster Financial Corp.	392,036	12,176,638
WesBanco, Inc.	402,849	12,822,684

		485,020,272

Chemicals—6.4%
A Schulman, Inc.	1,265,862	45,900,156
American Vanguard Corp.	937,115	20,288,540
Cabot Corp.	1,749,500	103,325,470
Innophos Holdings, Inc. (a)	1,175,600	66,656,520
Methanex Corp.	1,604,800	102,610,912
Olin Corp. (a)	3,584,200	98,959,762
PetroLogistics L.P.	1,206,935	15,014,271
Rentech Nitrogen Partners L.P.	1,091,429	20,311,494
Stepan Co.	537,661	34,711,394

		507,778,519

Commercial Services & Supplies—2.1%
Brink’s Co.	1,929,200	55,078,660
Ennis, Inc.	664,951	11,018,238
UniFirst Corp.	440,230	48,398,886
United Stationers, Inc.	810,277	33,278,076
West Corp.	662,320	15,849,318

		163,623,178

Construction & Engineering—0.8%
KBR, Inc.	2,265,900	60,454,212

Consumer Finance—0.8%
Cash America International, Inc. (a)	1,754,591	67,937,764

Containers & Packaging—2.4%
Rock-Tenn Co., Class A	585,800	61,842,906

	Shares	Value*

Silgan Holdings, Inc.	1,115,872	$55,257,982
Sonoco Products Co.	1,760,950	72,234,169

		189,335,057

Diversified Consumer Services—0.5%
Hillenbrand, Inc.	1,241,900	40,150,627

Electric Utilities—2.1%
El Paso Electric Co.	1,197,165	42,774,706
Great Plains Energy, Inc.	3,102,000	83,878,080
IDACORP, Inc.	804,307	44,614,909

		171,267,695

Electrical Equipment—1.4%
AZZ, Inc.	605,000	27,031,400
Babcock & Wilcox Co.	2,549,917	84,657,244

		111,688,644

Electronic Equipment, Instruments & Components—2.3%
AVX Corp.	1,281,500	16,890,170
Belden, Inc.	1,516,855	105,573,108
Jabil Circuit, Inc.	3,251,000	58,518,000

		180,981,278

Energy Equipment & Services—5.1%
Bristow Group, Inc.	1,467,000	110,787,840
Ensign Energy Services, Inc.	1,808,700	26,733,748
Gulfmark Offshore, Inc., Class A	355,715	15,985,832
Precision Drilling Corp.	8,968,100	107,348,157
ShawCor Ltd.	1,556,856	64,921,810
Tidewater, Inc.	1,661,200	80,767,544

		406,544,931

Food & Staples Retailing—1.9%
Andersons, Inc. (a)	1,492,025	88,387,561
Casey’s General Stores, Inc.	629,809	42,568,790
Weis Markets, Inc.	369,075	18,176,944

		149,133,295

Food Products—2.8%
Cal-Maine Foods, Inc. (a)	1,009,506	63,376,787
Ingredion, Inc.	1,490,800	101,493,664
Sanderson Farms, Inc. (a)	780,842	61,288,288

		226,158,739

Gas Utilities—1.0%
UGI Corp.	1,789,700	81,628,217

Health Care Equipment & Supplies—4.0%
Cooper Cos., Inc.	834,800	114,668,128
STERIS Corp.	2,064,305	98,570,564
Teleflex, Inc.	983,500	105,470,540

		318,709,232

Health Care Providers & Services—0.9%
Ensign Group, Inc.	449,884	19,632,938
Select Medical Holdings Corp.	4,385,857	54,603,919

		74,236,857

Schedule of Investments

AllianzGI NFJ Small-Cap Value Fund

March 31, 2014 (unaudited) (continued)

	Shares	Value*

Hotels, Restaurants & Leisure—1.9%
Cracker Barrel Old Country Store, Inc.	817,200	$79,464,528
International Game Technology	5,368,600	75,482,516

		154,947,044

Insurance—5.4%
Allied World Assurance Co. Holdings AG	751,556	77,553,064
American Financial Group, Inc.	1,504,600	86,830,466
First American Financial Corp.	2,992,800	79,458,840
Montpelier Re Holdings Ltd.	1,294,678	38,529,617
Protective Life Corp.	1,870,512	98,370,226
Symetra Financial Corp.	1,586,629	31,446,987
Universal Insurance Holdings, Inc.	1,538,800	19,542,760

		431,731,960

Internet & Catalog Retail—0.1%
PetMed Express, Inc. (a)	913,775	12,253,723

Internet Software & Services—0.9%
j2 Global, Inc.	1,421,731	71,157,637

IT Services—1.8%
Booz Allen Hamilton Holding Corp.	1,170,400	25,748,800
Broadridge Financial Solutions, Inc.	2,299,948	85,420,069
CSG Systems International, Inc.	1,171,900	30,516,276

		141,685,145

Leisure Equipment & Products—1.6%
Arctic Cat, Inc. (a)	952,200	45,505,638
Sturm Ruger & Co., Inc. (a)	1,324,235	79,189,253

		124,694,891

Life Sciences Tools & Services—1.4%
PerkinElmer, Inc.	2,465,172	111,080,650

Machinery—6.7%
Crane Co.	1,541,300	109,663,495
ITT Corp.	2,310,007	98,775,899
Kennametal, Inc.	2,032,600	90,044,180
Standex International Corp.	315,909	16,926,404
Trinity Industries, Inc.	1,536,935	110,766,906
Valmont Industries, Inc.	718,500	106,941,540

		533,118,424

Media—1.2%
Cinemark Holdings, Inc.	2,813,600	81,622,536
Meredith Corp.	253,382	11,764,526

		93,387,062

Metals & Mining—4.1%
Commercial Metals Co. (a)	5,264,400	99,391,872
HudBay Minerals, Inc.	6,498,764	50,732,097
Royal Gold, Inc.	1,442,355	90,320,270
Steel Dynamics, Inc.	4,879,100	86,799,189

		327,243,428

	Shares	Value*

Oil, Gas & Consumable Fuels—8.8%
Alliance Resource Partners L.P.	559,300	$47,059,502
Boardwalk Pipeline Partners L.P.	6,126,900	82,161,729
Cimarex Energy Co.	620,800	73,943,488
CVR Energy, Inc.	1,756,420	74,208,745
Delek U.S. Holdings, Inc.	500,400	14,531,616
Emerge Energy Services L.P.	480,375	29,888,932
Golar LNG Partners L.P.	773,103	23,115,780
LinnCo LLC	2,486,548	67,261,123
SandRidge Permian Trust (a)	1,819,743	21,873,311
Ship Finance International Ltd.	3,628,062	65,196,274
Western Refining, Inc.	2,435,200	93,998,720
World Fuel Services Corp.	2,472,288	109,027,901

		702,267,121

Paper & Forest Products—1.0%
Neenah Paper, Inc. (a)	880,113	45,519,445
Schweitzer-Mauduit International, Inc.	849,234	36,168,876

		81,688,321

Real Estate Investment Trust—5.1%
Altisource Residential Corp., Class B (a)	2,752,599	86,872,024
Associated Estates Realty Corp.	2,083,000	35,286,020
Blackstone Mortgage Trust, Inc., Class A	1,423,600	40,928,500
Franklin Street Properties Corp.	2,726,800	34,357,680
Omega Healthcare Investors, Inc.	2,211,300	74,122,776
Retail Properties of America, Inc., Class A	3,767,901	51,017,380
Starwood Property Trust, Inc.	2,723,900	64,256,801
Starwood Waypoint Residential Trust (b)	544,780	15,684,216

		402,525,397

Software—1.5%
Fair Isaac Corp.	672,514	37,203,474
Mentor Graphics Corp. (a)	3,665,394	80,711,976

		117,915,450

Specialty Retail—2.1%
Buckle, Inc.	1,831,869	83,899,600
Group 1 Automotive, Inc. (a)	997,701	65,509,048
Sonic Automotive, Inc., Class A	933,900	20,994,072

		170,402,720

Thrifts & Mortgage Finance—1.7%
Home Loan Servicing Solutions Ltd. (a)	3,102,100	67,005,360
Washington Federal, Inc.	2,873,000	66,940,900

		133,946,260

Tobacco—1.0%
Universal Corp. (a)	1,378,400	77,038,776

Schedule of Investments

AllianzGI NFJ Small-Cap Value Fund

March 31, 2014 (unaudited) (continued)

	Shares	Value*

Trading Companies & Distributors—2.6%
Applied Industrial Technologies, Inc.	632,000	$30,487,680
GATX Corp.	1,225,723	83,202,077
TAL International Group, Inc. (a)	1,346,320	57,716,738
Textainer Group Holdings Ltd.	974,472	37,293,044

		208,699,539

Total Common Stock (cost-$5,312,080,166)		7,509,330,426

MUTUAL FUNDS—0.8%
AllianzGI Money Market Fund, Institutional II Class (a)	25,000,000	25,000,000
Central Fund of Canada Ltd., Class A	2,848,100	39,189,856

Total Mutual Funds (cost—$60,006,745)		64,189,856

	Principal Amount (000s)

Repurchase Agreements—4.9%
State Street Bank and Trust Co., dated 3/31/14, 0.00%, due 4/1/14, proceeds $390,631,000; collateralized by U.S. Treasury Notes, 0.75%—2.75%, due 2/28/18—3/31/18, valued at $398,445,981 including accrued interest (cost—$390,631,000)	$390,631	390,631,000

Total Investments (cost—$5,762,717,911)—100.0%		7,964,151,282

Liabilities in excess of other assets—(0.0)%		(2,829,158)

Net Assets—100.0%		$7,961,322,124

Notes to Schedule of Investments:

(a)	Affiliated security.
(b)	Non-income producing.

Schedule of Investments

AllianzGI Opportunity Fund

March 31, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—99.2%

Aerospace & Defense—5.8%
Alliant Techsystems, Inc.	14,895	$2,117,324
Astronics Corp. (b)	18,564	1,177,143
Engility Holdings, Inc. (b)	47,060	2,120,053
Kratos Defense & Security Solutions, Inc. (b)	76,349	575,672
Sparton Corp. (b)	14,450	423,096

		6,413,288

Air Freight & Logistics—0.9%
Park-Ohio Holdings Corp. (b)	18,149	1,019,066

Auto Components—2.3%
Tower International, Inc. (b)	17,183	467,721
Visteon Corp. (b)	23,747	2,100,185

		2,567,906

Banks—6.7%
BNC Bancorp	45,950	796,313
First Interstate Bancsystem, Inc.	71,145	2,007,712
First Merchants Corp.	21,720	470,021
First NBC Bank Holding Co. (b)	29,829	1,039,839
Simmons First National Corp., Class A	54,541	2,032,743
Tristate Capital Holdings, Inc. (b)	44,251	628,807
Wintrust Financial Corp.	8,495	413,367

		7,388,802

Biotechnology—3.4%
Emergent Biosolutions, Inc. (b)	65,546	1,656,347
Enanta Pharmaceuticals, Inc. (b)	30,495	1,219,495
Insys Therapeutics, Inc. (b)	12,037	498,714
Ligand Pharmaceuticals, Inc., Class B (b)	5,300	356,478

		3,731,034

Building Products—0.3%
Insteel Industries, Inc.	16,604	326,601

Communications Equipment—3.9%
ARRIS Group, Inc. (b)	24,230	682,802
Brocade Communications Systems, Inc. (b)	204,102	2,165,522
Clearfield, Inc. (b)	26,730	617,196
Extreme Networks, Inc. (b)	89,273	517,783
Ubiquiti Networks, Inc. (b)	8,104	368,489

		4,351,792

Consumer Finance—0.7%
Nelnet, Inc., Class A	18,214	744,953

Diversified Consumer Services—1.4%
Graham Holdings Co., Class B	1,642	1,155,557
Service Corp. International	18,535	368,476

		1,524,033

Electronic Equipment, Instruments & Components—1.0%
Ingram Micro, Inc., Class A (b)	17,240	509,615
Methode Electronics, Inc.	19,726	604,799

		1,114,414

	Shares	Value*

Food Products—1.8%
Hillshire Brands Co.	53,069	$1,977,351

Health Care Equipment & Supplies—6.4%
Anika Therapeutics, Inc. (b)	15,639	642,763
Cooper Cos., Inc.	3,765	517,160
Cyberonics, Inc. (b)	11,131	726,298
Greatbatch, Inc. (b)	43,633	2,003,627
Merit Medical Systems, Inc. (b)	101,649	1,453,581
West Pharmaceutical Services, Inc.	37,967	1,672,446

		7,015,875

Health Care Providers & Services—1.7%
MWI Veterinary Supply, Inc. (b)	3,186	495,805
VCA Antech, Inc. (b)	41,606	1,340,962

		1,836,767

Hotels, Restaurants & Leisure—5.5%
Cedar Fair L.P.	30,987	1,578,168
DineEquity, Inc.	23,747	1,853,928
Jack in the Box, Inc. (b)	29,926	1,763,838
Marriott Vacations Worldwide Corp. (b)	16,314	912,116

		6,108,050

Household Durables—0.5%
Helen of Troy Ltd. (b)	7,270	503,302

Household Products—0.5%
Orchids Paper Products Co.	19,670	601,902

Insurance—5.1%
Kemper Corp.	18,342	718,456
Protective Life Corp.	37,648	1,979,908
StanCorp Financial Group, Inc.	22,975	1,534,730
Symetra Financial Corp.	70,952	1,406,269

		5,639,363

IT Services—3.2%
CoreLogic, Inc. (b)	50,303	1,511,102
DST Systems, Inc.	20,851	1,976,466

		3,487,568

Life Sciences Tools & Services—3.5%
Affymetrix, Inc. (b)	30,213	215,419
Charles River Laboratories International, Inc. (b)	24,906	1,502,828
ICON PLC (b)	11,005	523,288
NanoString Technologies, Inc. (b)	44,019	908,992
WuXi PharmaTech Cayman, Inc. ADR (b)	18,242	672,400

		3,822,927

Machinery—5.5%
Alamo Group, Inc.	23,072	1,253,502
American Railcar Industries, Inc.	7,320	512,619
Hyster-Yale Materials Handling, Inc.	5,358	522,405
ITT Corp.	30,891	1,320,899
Oshkosh Corp.	32,841	1,933,350
Rexnord Corp. (b)	16,320	472,954

		6,015,729

Schedule of Investments

AllianzGI Opportunity Fund

March 31, 2014 (unaudited) (continued)

	Shares	Value*

Media—2.4%
Gray Television, Inc. (b)	76,647	$794,829
Starz, Class A (b)	56,710	1,830,599

		2,625,428

Metals & Mining—0.5%
SunCoke Energy Partners L.P.	20,851	609,892

Multi-Utilities—0.4%
Black Hills Corp.	8,140	469,271

Oil, Gas & Consumable Fuels—3.6%
Knightsbridge Tankers Ltd.	53,940	730,887
LRR Energy L.P.	72,786	1,249,736
Oiltanking Partners L.P.	14,191	1,094,268
Teekay Tankers Ltd., Class A	87,590	310,069
VAALCO Energy, Inc. (b)	73,350	627,142

		4,012,102

Paper & Forest Products—4.8%
Clearwater Paper Corp. (b)	28,170	1,765,414
Domtar Corp.	12,106	1,358,535
KapStone Paper and Packaging Corp. (b)	23,747	684,864
Resolute Forest Products, Inc. (b)	72,738	1,461,306

		5,270,119

Pharmaceuticals—3.2%
Depomed, Inc. (b)	101,359	1,469,706
Horizon Pharma, Inc. (b)	88,140	1,332,677
Lannett Co., Inc. (b)	20,620	736,546

		3,538,929

Professional Services—4.2%
Huron Consulting Group, Inc. (b)	33,980	2,153,652
Korn/Ferry International (b)	82,439	2,454,209

		4,607,861

Real Estate Investment Trust—7.2%
CYS Investments, Inc.	170,530	1,408,578
New Residential Investment Corp.	243,840	1,577,645
Pennsylvania Real Estate Investment Trust	33,208	599,404
Physicians Realty Trust	52,430	729,826
RLJ Lodging Trust	24,238	648,124
Sabra Health Care REIT, Inc.	30,891	861,550
Strategic Hotels & Resorts, Inc. (b)	204,124	2,080,023

		7,905,150

Road & Rail—0.4%
Heartland Express, Inc.	21,171	480,370

Semiconductors & Semiconductor Equipment—2.4%
Advanced Energy Industries, Inc. (b)	29,926	733,187
Ultra Clean Holdings, Inc. (b)	144,470	1,899,781

		2,632,968

Software—4.8%
Aspen Technology, Inc. (b)	24,983	1,058,280
Manhattan Associates, Inc. (b)	22,010	771,010

	Shares	Value*

Mentor Graphics Corp. (a)	52,965	$1,166,289
Pegasystems, Inc.	10,909	385,306
Verint Systems, Inc. (b)	41,027	1,925,397

		5,306,282

Specialty Retail—4.3%
Finish Line, Inc., Class A	46,143	1,250,014
Haverty Furniture Cos., Inc.	63,133	1,875,050
Outerwall, Inc. (b)	6,500	471,250
Penske Automotive Group, Inc.	26,354	1,126,897

		4,723,211

Technology Hardware, Storage & Peripherals—0.9%
Super Micro Computer, Inc. (b)	55,146	957,886

Total Common Stock (cost-$96,217,485)		109,330,192

	Principal Amount (000s)

Repurchase Agreements—1.5%
State Street Bank and Trust Co., dated 3/31/14, 0.00%, due 4/1/14, proceeds $1,645,000; collateralized by U.S. Treasury Notes, 0.75%, due 2/28/18, valued at $1,679,150 including accrued interest (cost—$1,645,000)	$1,645	1,645,000

Total Investments (cost—$97,862,485) —100.7%		110,975,192

Liabilities in excess of other assets—(0.7)%		(811,876)

Net Assets—100.0%		$110,163,316

Notes to Schedule of Investments:

(a)	Affiliated security.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Small-Cap Blend Fund

March 31, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—97.3%

Aerospace & Defense—3.3%
Alliant Techsystems, Inc.	460	$65,389
Astronics Corp. (b)	602	38,173
Curtiss-Wright Corp.	214	13,598
Engility Holdings, Inc. (b)	1,300	58,565
Kratos Defense & Security Solutions, Inc. (b)	2,460	18,548
Sparton Corp. (b)	400	11,712

		205,985

Air Freight & Logistics—0.8%
Forward Air Corp.	205	9,452
Park-Ohio Holdings Corp. (b)	500	28,075
XPO Logistics, Inc. (b)	446	13,117

		50,644

Airlines—0.3%
Allegiant Travel Co.	35	3,918
Spirit Airlines, Inc. (b)	311	18,473

		22,391

Auto Components—2.7%
American Axle & Manufacturing Holdings, Inc. (b)	534	9,890
Cooper Tire & Rubber Co.	305	7,411
Cooper-Standard Holding, Inc. (b)	90	6,358
Gentherm, Inc. (b)	605	21,006
Motorcar Parts of America, Inc. (b)	854	22,691
Tower International, Inc. (b)	1,160	31,575
Visteon Corp. (b)	775	68,541

		167,472

Banks—5.2%
Banner Corp.	89	3,668
BNC Bancorp	1,300	22,529
Cathay General Bancorp	424	10,680
CU Bancorp (b)	295	5,428
Eagle Bancorp, Inc. (b)	104	3,754
First Financial Holdings, Inc.	171	10,708
First Interstate Bancsystem, Inc.	2,000	56,440
First Merchants Corp.	751	16,252
First NBC Bank Holding Co. (b)	895	31,200
FirstMerit Corp.	554	11,540
HomeTrust Bancshares, Inc. (b)	630	9,941
Mercantile Bank Corp.	250	5,155
National Bank Holdings Corp., Class A	400	8,028
Old Line Bancshares, Inc.	220	3,795
Pacific Premier Bancorp, Inc. (b)	180	2,905
PrivateBancorp, Inc.	509	15,530
Simmons First National Corp., Class A	1,500	55,905
Sterling Financial Corp.	268	8,932
Trico Bancshares	165	4,278
Tristate Capital Holdings, Inc. (b)	1,260	17,905
Western Alliance Bancorp (b)	613	15,080
Wintrust Financial Corp.	200	9,732

		329,385

	Shares	Value*

Biotechnology—2.9%
Anacor Pharmaceuticals, Inc. (b)	60	$1,201
Array BioPharma, Inc. (b)	260	1,222
Biota Pharmaceuticals, Inc. (b)	380	2,322
Cubist Pharmaceuticals, Inc. (b)	128	9,363
Dyax Corp. (b)	200	1,796
Emergent Biosolutions, Inc. (b)	1,800	45,486
Enanta Pharmaceuticals, Inc. (b)	860	34,391
Exact Sciences Corp. (b)	144	2,040
Galectin Therapeutics, Inc. (b)	50	766
Insmed, Inc. (b)	90	1,714
Insys Therapeutics, Inc. (b)	435	18,022
Keryx Biopharmaceuticals, Inc. (b)	718	12,235
Ligand Pharmaceuticals, Inc., Class B (b)	417	28,047
NPS Pharmaceuticals, Inc. (b)	451	13,498
Orexigen Therapeutics, Inc. (b)	252	1,638
Raptor Pharmaceutical Corp. (b)	107	1,070
Repligen Corp. (b)	270	3,472
Sangamo Biosciences, Inc. (b)	162	2,929

		181,212

Building Products—0.3%
Builders FirstSource, Inc. (b)	411	3,744
Insteel Industries, Inc.	400	7,868
Patrick Industries, Inc. (b)	127	5,630
PGT, Inc. (b)	295	3,396

		20,638

Capital Markets—0.8%
Cowen Group, Inc., Class A (b)	725	3,197
Ellington Financial LLC	560	13,339
HFF, Inc., Class A	153	5,142
ICG Group, Inc. (b)	791	16,152
Investment Technology Group, Inc. (b)	177	3,576
TCP Capital Corp.	430	7,117

		48,523

Chemicals—0.6%
Chemtura Corp. (b)	398	10,065
Kraton Performance Polymers, Inc. (b)	441	11,528
PolyOne Corp.	408	14,957

		36,550

Commercial Services & Supplies—0.6%
ABM Industries, Inc.	125	3,593
Ceco Environmental Corp.	160	2,654
Covanta Holding Corp.	965	17,418
Multi-Color Corp.	160	5,600
Tetra Tech, Inc. (b)	308	9,114

		38,379

Communications Equipment—3.3%
ARRIS Group, Inc. (b)	1,216	34,267
Brocade Communications Systems, Inc. (b)	5,660	60,052
CalAmp Corp. (b)	171	4,766
Clearfield, Inc. (b)	740	17,087
EchoStar Corp., Class A (b)	235	11,177
Extreme Networks, Inc. (b)	5,057	29,331

Schedule of Investments

AllianzGI Small-Cap Blend Fund

March 31, 2014 (unaudited) (continued)

	Shares	Value*

Finisar Corp. (b)	456	$12,088
Mitel Networks Corp. (b)	330	3,495
Polycom, Inc. (b)	574	7,875
ShoreTel, Inc. (b)	507	4,360
Ubiquiti Networks, Inc. (b)	498	22,644

		207,142

Construction & Engineering—0.7%
Dycom Industries, Inc. (b)	382	12,075
Primoris Services Corp.	466	13,971
Tutor Perini Corp. (b)	559	16,026

		42,072

Construction Materials—0.2%
Eagle Materials, Inc.	117	10,373

Consumer Finance—0.5%
JGWPT Holdings, Inc., Class A (b)	150	2,739
Nelnet, Inc., Class A	510	20,859
Portfolio Recovery Associates, Inc. (b)	145	8,390

		31,988

Containers & Packaging—0.3%
Silgan Holdings, Inc.	425	21,046

Distributors—0.2%
Core-Mark Holding Co., Inc.	181	13,141

Diversified Consumer Services—1.3%
Carriage Services, Inc.	131	2,389
Graham Holdings Co., Class B	65	45,744
Service Corp. International	775	15,407
Stonemor Partners L.P.	650	16,348

		79,888

Diversified Financial Services—0.3%
Texas Pacific Land Trust	135	17,482

Diversified Telecommunication Services—0.5%
8x8, Inc. (b)	1,320	14,269
Consolidated Communications Holdings, Inc.	180	3,602
inContact, Inc. (b)	353	3,389
Vonage Holdings Corp. (b)	2,567	10,961

		32,221

Electric Utilities—1.2%
ALLETE, Inc.	380	19,920
Cleco Corp.	225	11,380
Empire District Electric Co.	900	21,888
Hawaiian Electric Industries, Inc.	490	12,456
UIL Holdings Corp.	300	11,043

		76,687

Electrical Equipment—0.2%
PowerSecure International, Inc. (b)	574	13,455

Electronic Equipment, Instruments & Components—1.2%
Control4 Corp. (b)	622	13,192
CUI Global, Inc. (b)	630	6,930
Fabrinet (b)	144	2,991

	Shares	Value*

Ingram Micro, Inc., Class A (b)	470	$13,893
Measurement Specialties, Inc. (b)	51	3,460
Methode Electronics, Inc.	895	27,441
Newport Corp. (b)	482	9,968

		77,875

Energy Equipment & Services—0.5%
ION Geophysical Corp. (b)	3,224	13,573
Matrix Service Co. (b)	150	5,067
Parker Drilling Co. (b)	1,653	11,720

		30,360

Food & Staples Retailing—0.1%
Pricesmart, Inc.	45	4,542

Food Products—2.2%
B&G Foods, Inc.	268	8,070
Boulder Brands, Inc. (b)	992	17,479
Cal-Maine Foods, Inc. (a)	145	9,103
Hillshire Brands Co.	1,470	54,772
J&J Snack Foods Corp.	60	5,758
Lancaster Colony Corp.	130	12,925
Pinnacle Foods, Inc.	780	23,291
Sanderson Farms, Inc. (a)	70	5,494

		136,892

Gas Utilities—0.7%
AmeriGas Partners L.P.	210	8,872
Ferrellgas Partners LP	675	15,586
Suburban Propane Partners L.P.	555	23,055

		47,513

Health Care Equipment & Supplies—4.7%
Anika Therapeutics, Inc. (b)	793	32,592
Antares Pharma, Inc. (b)	2,464	8,624
Cardiovascular Systems, Inc. (b)	113	3,592
Cooper Cos., Inc.	100	13,736
Cyberonics, Inc. (b)	310	20,227
Cynosure, Inc., Class A (b)	456	13,361
Endologix, Inc. (b)	550	7,078
Globus Medical, Inc., Class A (b)	390	10,370
Greatbatch, Inc. (b)	1,200	55,104
Haemonetics Corp. (b)	235	7,659
Merit Medical Systems, Inc. (b)	2,900	41,470
Sirona Dental Systems, Inc. (b)	40	2,987
Spectranetics Corp. (b)	177	5,365
Staar Surgical Co. (b)	216	4,061
SurModics, Inc. (b)	103	2,328
Teleflex, Inc.	45	4,826
Tornier NV (b)	230	4,880
Trinity Biotech PLC ADR	152	3,683
Unilife Corp. (b)	600	2,442
West Pharmaceutical Services, Inc.	1,135	49,997

		294,382

Health Care Providers & Services—2.9%
Acadia Healthcare Co., Inc. (b)	311	14,032
AMN Healthcare Services, Inc. (b)	218	2,995
BioTelemetry, Inc. (b)	300	3,027

Schedule of Investments

AllianzGI Small-Cap Blend Fund

March 31, 2014 (unaudited) (continued)

	Shares	Value*

Capital Senior Living Corp. (b)	183	$4,756
Centene Corp. (b)	260	16,185
Cross Country Healthcare, Inc. (b)	185	1,493
Five Star Quality Care, Inc. (b)	451	2,192
Hanger, Inc. (b)	273	9,195
Health Net, Inc. (b)	155	5,272
HealthSouth Corp.	100	3,593
Magellan Health Services, Inc. (b)	185	10,980
MWI Veterinary Supply, Inc. (b)	148	23,032
National Healthcare Corp.	120	6,692
Owens & Minor, Inc.	340	11,910
Providence Service Corp. (b)	65	1,838
Team Health Holdings, Inc. (b)	327	14,633
Triple-S Management Corp., Class B (b)	400	6,456
VCA Antech, Inc. (b)	1,450	46,734

		185,015

Health Care Technology—0.1%
Omnicell, Inc. (b)	132	3,778

Hotels, Restaurants & Leisure—4.8%
Biglari Holdings, Inc. (b)	55	26,812
Cedar Fair L.P.	1,320	67,228
Cheesecake Factory, Inc.	456	21,719
DineEquity, Inc.	700	54,649
Jack in the Box, Inc. (b)	800	47,152
Kona Grill, Inc. (b)	190	3,870
Marriott Vacations Worldwide Corp. (b)	609	34,049
Panera Bread Co., Class A (b)	20	3,529
Pinnacle Entertainment, Inc. (b)	430	10,191
Popeyes Louisiana Kitchen, Inc. (b)	67	2,723
Six Flags Entertainment Corp.	349	14,012
Sonic Corp. (b)	559	12,740
Texas Roadhouse, Inc.	155	4,043

		302,717

Household Durables—0.3%
Helen of Troy Ltd. (b)	200	13,846
M/I Homes, Inc. (b)	118	2,646

		16,492

Household Products—0.3%
Orchids Paper Products Co.	540	16,524

Insurance—3.1%
eHealth, Inc. (b)	74	3,759
HCI Group, Inc.	96	3,494
Hilltop Holdings, Inc. (b)	586	13,941
Kemper Corp.	500	19,585
ProAssurance Corp.	80	3,563
Protective Life Corp.	1,100	57,849
StanCorp Financial Group, Inc.	600	40,080
Stewart Information Services Corp.	370	12,998
Symetra Financial Corp.	2,000	39,640

		194,909

Internet Software & Services—0.9%
Autobytel, Inc. (b)	190	2,362
Borderfree, Inc. (b)	303	5,648

	Shares	Value*

Global Eagle Entertainment, Inc. (b)	867	$13,681
Internap Network Services Corp. (b)	977	6,917
IntraLinks Holdings, Inc. (b)	280	2,864
Points International Ltd. (b)	103	2,636
Reis, Inc. (b)	160	2,888
SciQuest, Inc. (b)	80	2,161
SPS Commerce, Inc. (b)	42	2,581
Tucows, Inc., Class A (b)	210	2,657
Web.com Group, Inc. (b)	375	12,761
Zix Corp. (b)	596	2,467

		59,623

IT Services—2.2%
CoreLogic, Inc. (b)	1,450	43,558
DST Systems, Inc.	600	56,874
Forrester Research, Inc.	245	8,783
MAXIMUS, Inc.	279	12,516
Virtusa Corp. (b)	126	4,222
WEX, Inc. (b)	117	11,121

		137,074

Leisure Equipment & Products—0.2%
Arctic Cat, Inc. (a)	197	9,415
Nautilus, Inc. (b)	297	2,860

		12,275

Life Sciences Tools & Services—2.7%
Affymetrix, Inc. (b)	880	6,274
Albany Molecular Research, Inc. (b)	762	14,166
Cambrex Corp. (b)	186	3,510
Charles River Laboratories International, Inc. (b)	710	42,841
Fluidigm Corp. (b)	214	9,431
ICON PLC (b)	600	28,530
NanoString Technologies, Inc. (b)	1,200	24,780
PAREXEL International Corp. (b)	204	11,034
Techne Corp.	110	9,391
WuXi PharmaTech Cayman, Inc. ADR (b)	520	19,167

		169,124

Machinery—3.5%
Alamo Group, Inc.	600	32,598
American Railcar Industries, Inc.	200	14,006
ARC Group Worldwide, Inc. (b)	90	3,091
Hyster-Yale Materials Handling, Inc.	160	15,600
ITT Corp.	800	34,208
Manitex International, Inc. (b)	186	3,032
Manitowoc Co., Inc.	456	14,341
Middleby Corp. (b)	53	14,003
Oshkosh Corp.	920	54,160
Rexnord Corp. (b)	450	13,041
Trimas Corp. (b)	314	10,425
Wabash National Corp. (b)	843	11,600

		220,105

Marine—0.0%
Baltic Trading Ltd.	470	2,966

Schedule of Investments

AllianzGI Small-Cap Blend Fund

March 31, 2014 (unaudited) (continued)

	Shares	Value*

Media—2.0%
Carmike Cinemas, Inc. (b)	149	$4,449
Cumulus Media, Inc., Class A (b)	1,966	13,585
Entravision Communications Corp., Class A	448	3,002
Gray Television, Inc. (b)	2,100	21,777
John Wiley & Sons, Inc., Class A	100	5,764
Lions Gate Entertainment Corp.	318	8,500
Madison Square Garden Co., Class A (b)	50	2,839
MDC Partners, Inc., Class A	132	3,012
Morningstar, Inc.	140	11,063
Starz, Class A (b)	1,570	50,680

		124,671

Metals & Mining—0.8%
Hi-Crush Partners L.P.	110	4,435
Kaiser Aluminum Corp.	161	11,499
SunCoke Energy Partners L.P.	930	27,203
Worthington Industries, Inc.	273	10,442

		53,579

Multi-Utilities—0.9%
Avista Corp.	755	23,141
Black Hills Corp.	220	12,683
NorthWestern Corp.	410	19,446

		55,270

Oil, Gas & Consumable Fuels—8.5%
Alliance Holdings GP L.P.	120	7,454
Bonanza Creek Energy, Inc. (b)	273	12,121
BP Prudhoe Bay Royalty Trust	165	13,933
Carrizo Oil & Gas, Inc. (b)	268	14,327
Crestwood Midstream Partners L.P.	120	2,705
Delek Logistics Partners L.P.	155	5,162
Diamondback Energy, Inc. (b)	311	20,933
Dorchester Minerals L.P.	830	21,746
ECA Marcellus Trust I UNIT	1,245	11,081
Emerald Oil, Inc. (b)	330	2,218
EV Energy Partners L.P.	135	4,521
Gastar Exploration, Inc. (b)	590	3,227
Global Partners L.P.	170	6,215
Holly Energy Partners L.P.	460	15,258
Hugoton Royalty Trust	540	4,358
Knightsbridge Tankers Ltd.	1,490	20,189
Lehigh Gas Partners L.P.	510	13,745
LRR Energy L.P.	2,400	41,208
Matador Resources Co. (b)	538	13,176
Memorial Production Partners L.P.	200	4,506
Mid-Con Energy Partners L.P.	235	5,083
MPLX L.P.	175	8,573
NGL Energy Partners L.P.	255	9,570
Niska Gas Storage Partners LLC	270	3,920
North European Oil Royalty Trust	520	12,220
NuStar Energy L.P.	100	5,495
NuStar GP Holdings LLC	90	3,064
Oasis Petroleum, Inc. (b)	252	10,516
Oiltanking Partners L.P.	475	36,627
Penn Virginia Corp. (b)	1,000	17,490
Permian Basin Royalty Trust	1,490	19,668

	Shares	Value*

PetroQuest Energy, Inc. (b)	218	$1,243
QR Energy L.P.	630	11,264
Rhino Resource Partners LP	375	5,126
Sabine Royalty Trust	380	18,810
San Juan Basin Royalty Trust	930	16,414
Sanchez Energy Corp. (b)	322	9,541
SandRidge Mississippian Trust I	385	2,884
SandRidge Permian Trust (a)	810	9,736
Scorpio Tankers, Inc.	1,012	10,090
Southcross Energy Partners L.P.	200	3,390
StealthGas, Inc. (b)	246	2,797
Summit Midstream Partners L.P.	80	3,442
Susser Petroleum Partners L.P.	110	3,867
Synergy Resources Corp. (b)	292	3,139
Tallgrass Energy Partners L.P.	90	3,277
TC Pipelines L.P.	90	4,314
Teekay Tankers Ltd., Class A	2,430	8,602
VAALCO Energy, Inc. (b)	2,030	17,356
Vanguard Natural Resources LLC	915	27,240

		532,841

Paper & Forest Products—3.0%
Boise Cascade Co. (b)	410	11,742
Clearwater Paper Corp. (b)	895	56,090
Domtar Corp.	340	38,155
KapStone Paper and Packaging Corp. (b)	1,316	37,954
Neenah Paper, Inc. (a)	67	3,465
Resolute Forest Products, Inc. (b)	2,080	41,787

		189,193

Personal Products—0.1%
Female Health Co.	420	3,259
Lifevantage Corp. (b)	2,150	2,817

		6,076

Pharmaceuticals—2.9%
AcelRx Pharmaceuticals, Inc. (b)	124	1,489
Auxilium Pharmaceuticals, Inc. (b)	277	7,529
AVANIR Pharmaceuticals, Inc., Class A (b)	354	1,299
Depomed, Inc. (b)	3,220	46,690
Endocyte, Inc. (b)	95	2,262
Horizon Pharma, Inc. (b)	2,969	44,891
Lannett Co., Inc. (b)	700	25,004
Nektar Therapeutics (b)	807	9,781
Pacira Pharmaceuticals, Inc. (b)	204	14,278
Questcor Pharmaceuticals, Inc.	134	8,701
Repros Therapeutics, Inc. (b)	60	1,065
Salix Pharmaceuticals Ltd. (b)	151	15,645
Supernus Pharmaceuticals, Inc. (b)	595	5,319

		183,953

Professional Services—2.8%
Barrett Business Services, Inc.	65	3,872
GP Strategies Corp. (b)	97	2,641
Huron Consulting Group, Inc. (b)	1,199	75,992
Korn/Ferry International (b)	2,300	68,471
On Assignment, Inc. (b)	327	12,619
WageWorks, Inc. (b)	233	13,074

		176,669

Schedule of Investments

AllianzGI Small-Cap Blend Fund

March 31, 2014 (unaudited) (continued)

	Shares	Value*

Real Estate Investment Trust—3.8%
CYS Investments, Inc.	5,730	$47,330
Five Oaks Investment Corp.	280	3,122
New Residential Investment Corp.	6,810	44,061
Pennsylvania Real Estate Investment Trust	900	16,245
Physicians Realty Trust	1,470	20,462
Preferred Apartment Communities, Inc., Class A	320	2,576
RLJ Lodging Trust	680	18,183
Sabra Health Care REIT, Inc.	900	25,101
Strategic Hotels & Resorts, Inc. (b)	5,660	57,675
ZAIS Financial Corp.	150	2,499

		237,254

Road & Rail—1.7%
Arkansas Best Corp.	519	19,177
Celadon Group, Inc.	109	2,620
Genesee & Wyoming, Inc., Class A (b)	111	10,803
Heartland Express, Inc.	590	13,387
Quality Distribution, Inc. (b)	150	1,948
Roadrunner Transportation Systems, Inc. (b)	541	13,655
Ryder System, Inc.	171	13,666
Saia, Inc. (b)	404	15,437
Swift Transportation Co. (b)	597	14,776

		105,469

Semiconductors & Semiconductor Equipment—2.6%
Advanced Energy Industries, Inc. (b)	1,338	32,781
Ambarella, Inc. (b)	117	3,125
Exar Corp. (b)	164	1,960
FormFactor, Inc. (b)	430	2,748
GT Advanced Technologies, Inc. (b)	749	12,770
Kulicke & Soffa Industries, Inc. (b)	747	9,419
PDF Solutions, Inc. (b)	228	4,143
Power Integrations, Inc.	160	10,525
SunEdison, Inc. (b)	887	16,711
Synaptics, Inc. (b)	236	14,165
Tower Semiconductor Ltd. (b)	350	3,199
Ultra Clean Holdings, Inc. (b)	4,010	52,731

		164,277

Software—4.9%
ACI Worldwide, Inc. (b)	177	10,477
Aspen Technology, Inc. (b)	1,097	46,469
Blackbaud, Inc.	110	3,443
Cadence Design Systems, Inc. (b)	656	10,194
Callidus Software, Inc. (b)	240	3,005
Cinedigm Corp., Class A (b)	980	2,509
Comverse, Inc. (b)	475	16,425
ePlus, Inc. (b)	30	1,673
Guidewire Software, Inc. (b)	247	12,115
Manhattan Associates, Inc. (b)	800	28,024
Mentor Graphics Corp. (a)	2,302	50,690
Pegasystems, Inc.	300	10,596
PROS Holdings, Inc. (b)	97	3,056
PTC, Inc. (b)	349	12,365
Synchronoss Technologies, Inc. (b)	392	13,442
Ultimate Software Group, Inc. (b)	90	12,330

	Shares	Value*

Verint Systems, Inc. (b)	1,346	$63,168
Vringo, Inc. (b)	1,605	5,569

		305,550

Specialty Retail—2.3%
DSW, Inc., Class A	320	11,475
Finish Line, Inc., Class A	1,200	32,508
Haverty Furniture Cos., Inc.	1,800	53,460
Kirkland’s, Inc. (b)	102	1,886
Outerwall, Inc. (b)	180	13,050
Penske Automotive Group, Inc.	700	29,932
Sally Beauty Holdings, Inc. (b)	100	2,740

		145,051

Technology Hardware, Storage & Peripherals—0.7%
Electronics for Imaging, Inc. (b)	317	13,729
Qumu Corp. (b)	280	4,480
Super Micro Computer, Inc. (b)	1,520	26,403

		44,612

Textiles, Apparel & Luxury Goods—0.2%
Deckers Outdoor Corp. (b)	138	11,003

Thrifts & Mortgage Finance—2.3%
America First Multifamily Investors L.P.	1,550	9,362
BofI Holding, Inc. (b)	51	4,373
Capitol Federal Financial, Inc.	2,180	27,359
Charter Financial Corp.	1,435	15,513
Dime Community Bancshares, Inc.	570	9,679
EverBank Financial Corp.	721	14,225
Kearny Financial Corp. (b)	425	6,282
Meta Financial Group, Inc.	105	4,709
Northfield Bancorp, Inc.	2,005	25,784
Northwest Bancshares, Inc.	715	10,439
Rockville Financial, Inc.	500	6,795
Territorial Bancorp, Inc.	140	3,024
Tree.com, Inc. (b)	180	5,587

		143,131

Tobacco—0.3%
Vector Group Ltd.	790	17,017

Trading Companies & Distributors—0.7%
Aceto Corp.	185	3,717
Air Lease Corp.	360	13,424
Aircastle Ltd.	667	12,927
H&E Equipment Services, Inc. (b)	438	17,717

		47,785

Transportation Infrastructure—0.2%
Macquarie Infrastructure Co. LLC	209	11,969

Total Common Stock (cost-$5,321,846)		6,114,210

Schedule of Investments

AllianzGI Small-Cap Blend Fund

March 31, 2014 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—3.5%
State Street Bank and Trust Co., dated 3/31/14, 0.00%, due 4/1/14, proceeds $221,000; collateralized by Fannie Mae, 1.02%, due 10/17/17, valued at $227,700 including accrued interest (cost—$221,000)	$221	$221,000

Total Investments (cost—$5,542,846)—100.8%		6,335,210

Liabilities in excess of other assets—(0.8)%		(51,532)

Net Assets—100.0%		$6,283,678

Notes to Schedule of Investments:

(a)	Affiliated security.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI Technology Fund

March 31, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—92.3%

Automobiles—4.2%
Tesla Motors, Inc. (b)(d)	255,005	$53,155,792

Chemicals—0.0%
Monsanto Co.	100	11,377
Wacker Chemie AG	100	12,206

		23,583

Communications Equipment—8.7%
Alcatel-Lucent (d)	1,692,235	6,664,453
Alcatel-Lucent ADR	5,465,700	21,316,230
Aruba Networks, Inc. (d)	1,012,265	18,979,969
Cisco Systems, Inc. (b)	51,445	1,152,882
F5 Networks, Inc. (d)	138,320	14,749,061
JDS Uniphase Corp. (d)	100	1,400
Juniper Networks, Inc. (d)	1,026,380	26,439,549
Motorola Solutions, Inc.	100	6,429
Palo Alto Networks, Inc. (d)	113,125	7,760,375
QUALCOMM, Inc.	183,745	14,490,131

		111,560,479

Construction & Engineering—1.9%
Quanta Services, Inc. (d)	643,295	23,737,586

Diversified Telecommunication Services—0.0%
Verizon Communications, Inc.	100	4,757

Electrical Equipment—0.0%
SolarCity Corp. (d)	9,180	574,852

Electronic Equipment, Instruments & Components—1.8%
Arrow Electronics, Inc. (d)	156,925	9,315,068
E Ink Holdings, Inc. (d)	1,000	581
Hirose Electric Co., Ltd.	17,300	2,378,461
Ingram Micro, Inc., Class A (d)	83,960	2,481,858
IPG Photonics Corp. (d)	100	7,108
Keyence Corp.	5,500	2,265,816
LG Display Co., Ltd. (d)	1,000	25,144
Omron Corp.	158,800	6,570,621
Samsung Electro-Mechanics Co., Ltd.	170	11,108
TPK Holding Co., Ltd.	100	595

		23,056,360

Health Care Technology—0.0%
Veeva Systems, Inc., Class A (d)	100	2,670

Household Durables—1.4%
Harman International Industries, Inc.	168,760	17,956,064

Insurance—0.7%
eHealth, Inc. (d)	183,925	9,343,390

Internet & Catalog Retail—7.3%
Amazon.com, Inc. (b)(d)	80,950	27,241,294
Ctrip.com International Ltd. ADR (d)	100	5,042
Netflix, Inc. (d)	45,930	16,168,738
priceline.com, Inc. (b)(d)	23,880	28,462,333

	Shares	Value*

Qunar Cayman Islands Ltd. ADR (d)	518	$15,846
Rakuten, Inc.	133,400	1,781,907
TripAdvisor, Inc. (d)	172,740	15,648,517
Vipshop Holdings Ltd. ADR (d)	100	14,930
zulily, Inc., Class A (d)	70,600	3,543,414

		92,882,021

Internet Software & Services—14.8%
58.com, Inc. ADR (d)	36,600	1,523,658
Akamai Technologies, Inc. (d)	12,300	715,983
Autohome, Inc. ADR (d)	5,385	206,838
Cornerstone OnDemand, Inc. (d)	90,705	4,342,048
eBay, Inc. (b)(d)	335,590	18,537,992
Facebook, Inc., Class A (d)	206,930	12,465,463
Google, Inc., Class A (b)(d)	63,350	70,604,208
Mail.ru Group Ltd. GDR (d)	100	3,546
NAVER Corp.	630	460,323
NetEase, Inc. ADR	127,760	8,598,248
Pandora Media, Inc. (d)	100	3,032
Phoenix New Media Ltd. ADR (d)	100	1,037
Qihoo 360 Technology Co., Ltd. ADR (d)	100	9,958
Rackspace Hosting, Inc. (d)	100	3,282
Renren, Inc. ADR (d)	3,417	11,174
SINA Corp. (d)	100	6,041
SouFun Holdings Ltd. ADR	130,175	8,906,573
Tencent Holdings Ltd.	332,600	23,215,535
Trulia, Inc. (d)	95,800	3,180,560
Yahoo!, Inc. (d)	100	3,590
Yandex NV, Class A (d)	100	3,019
Yelp, Inc. (c)(d)	472,840	36,375,581
Youku Tudou, Inc. ADR (d)	100	2,804

		189,180,493

IT Services—4.7%
Cognizant Technology Solutions Corp., Class A (d)	84,800	4,291,728
Computer Sciences Corp.	159,630	9,708,697
Fiserv, Inc. (d)	98,010	5,556,187
Mastercard, Inc., Class A	161,150	12,037,905
Tata Consultancy Services Ltd.	1,000	35,829
Visa, Inc., Class A (b)	132,240	28,545,326

		60,175,672

Media—0.0%
Comcast Corp., Class A	100	5,002

Professional Services—0.2%
51job, Inc. ADR (d)	37,510	2,672,588

Real Estate Investment Trust—0.0%
American Tower Corp.	290	23,742

Semiconductors & Semiconductor Equipment—15.6%
Advanced Micro Devices, Inc. (d)	100	401
Aixtron SE (c)(d)	1,000	16,386
Analog Devices, Inc. (b)	26,400	1,402,896
Applied Materials, Inc.	100	2,042

Schedule of Investments

AllianzGI Technology Fund

March 31, 2014 (unaudited) (continued)

	Shares	Value*

Atmel Corp. (d)	100	$836
Avago Technologies Ltd.	315,880	20,345,831
Epistar Corp.	4,000	9,635
Freescale Semiconductor Ltd. (d)	100	2,441
Intel Corp.	4,990	128,792
Lam Research Corp. (d)	297,730	16,375,150
Marvell Technology Group Ltd.	17,815	280,586
Maxim Integrated Products, Inc.	385,040	12,752,525
MediaTek, Inc.	1,315,000	19,464,213
Microchip Technology, Inc.	78,045	3,727,429
Micron Technology, Inc. (b)(d)	1,138,715	26,941,997
NVIDIA Corp.	404,800	7,249,968
NXP Semiconductor NV (d)	128,900	7,580,609
Samsung Electronics Co., Ltd.	100	126,417
SK Hynix, Inc. (d)	189,475	6,429,053
Skyworks Solutions, Inc. (d)	100	3,752
SMA Solar Technology AG	700	37,157
SunPower Corp. (d)	830,600	26,795,156
Taiwan Semiconductor Manufacturing Co., Ltd.	1,460,000	5,744,432
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	758,590	15,186,972
Teradyne, Inc. (d)	819,595	16,301,744
Texas Instruments, Inc.	216,900	10,226,835
TriQuint Semiconductor, Inc. (d)	199,820	2,675,590
Veeco Instruments, Inc. (d)	100	4,193
Xilinx, Inc.	100	5,427

		199,818,465

Software—17.6%
Activision Blizzard, Inc.	690,365	14,111,061
Adobe Systems, Inc. (d)	240,700	15,823,618
Aspen Technology, Inc. (d)	571,615	24,213,611
Fortinet, Inc. (d)	100	2,203
Gemalto NV	48,325	5,632,487
Gigamon, Inc. (d)	75,000	2,279,250
Infoblox, Inc. (d)	78,015	1,564,981
Intuit, Inc.	113,055	8,787,765
Microsoft Corp. (b)	837,145	34,314,574
NetSuite, Inc. (d)	100	9,483
Oracle Corp. (b)	597,145	24,429,202
Salesforce.com, Inc. (d)	500,360	28,565,552
ServiceNow, Inc. (d)	835,205	50,045,484
Symantec Corp.	100	1,997
TIBCO Software, Inc. (d)	100	2,032
Workday, Inc., Class A (d)	174,280	15,934,420

		225,717,720

Technology Hardware, Storage & Peripherals—13.4%
Apple, Inc.	80,955	43,451,787
Asustek Computer, Inc.	368,000	3,646,458
Catcher Technology Co., Ltd.	1,000	7,261
Diebold, Inc.	30,190	1,204,279
Hewlett-Packard Co.	454,690	14,713,768
Lenovo Group Ltd.	2,651,000	2,915,217
NEC Corp.	16,000	49,146
NetApp, Inc.	100	3,690

	Shares	Value*

SanDisk Corp. (b)	445,555	$36,174,610
Seagate Technology PLC	458,610	25,755,538
Western Digital Corp.	483,285	44,375,229

		172,296,983

Total Common Stock (cost-$822,086,822)		1,182,188,219

EXCHANGE-TRADED FUNDS—0.0%
iShares FTSE A50 China Index	1,000	1,069
iShares MSCI Emerging Markets Index	100	4,099

Total Exchange-Traded Funds (cost—$5,747)		5,168

	Principal Amount (000s)

Repurchase Agreements—4.9%
State Street Bank and Trust Co., dated 3/31/14, 0.00%, due 4/1/14, proceeds $63,000,000; collateralized by U.S. Treasury Notes, 0.75%, due 3/31/18, valued at $64,260,850 including accrued interest (cost—$63,000,000)	$63,000	63,000,000

	Contracts

OPTIONS PURCHASED (d)(e)—3.4%

Call Options—3.2%
Amazon.com, Inc.,
strike price $320.00, expires 1/17/15	658	3,003,770
Facebook, Inc.,
strike price $40.00, expires 1/17/15	10,720	23,744,800
strike price $45.00, expires 1/17/15	2,400	4,422,000
Intuit, Inc.,
strike price $67.50, expires 1/17/15	1,600	1,984,000
Microsoft Corp.,
strike price $37.00, expires 1/17/15	9,750	5,070,000
strike price $40.00, expires 1/17/15	9,750	3,241,875

		41,466,445

Put Options—0.2%
Twitter, Inc.,
strike price $50.00, expires 5/17/14	3,200	2,208,000

Total Options Purchased (cost—$15,027,780)		43,674,445

Schedule of Investments

AllianzGI Technology Fund

March 31, 2014 (unaudited) (continued)

	Contracts	Value*

Total Investments, before options written and securities sold short (cost—$900,120,349)—100.6%		$1,288,867,832

OPTIONS WRITTEN (d)(e)— (1.3)%

Call Options—(1.1)%
Amazon.com, Inc.,
strike price $375.00, expires 7/19/14	1,160	(1,017,900)
Facebook, Inc.,
strike price $70.00, expires 6/21/14	5,620	(1,197,060)
strike price $75.00, expires 6/21/14	11,000	(1,353,000)
strike price $65.00, expires 9/20/14	6,000	(3,435,000)
Harman International Industries,
strike price $105.00, expires 7/19/14	1,514	(1,158,210)
Netease, Inc.,
strike price $82.50, expires 6/21/14	400	(31,000)
Netflix, Inc.,
strike price $470.00, expires 6/21/14	200	(73,500)
strike price $390.00, expires 9/20/14	277	(806,070)
Priceline.com, Inc.,
strike price $1,270.00, expires 7/19/14	200	(1,084,000)
Salesforce.com, Inc.,
strike price $67.50, expires 8/16/14	3,000	(468,000)
Sandisk Corp.,
strike price $80.00, expires 7/19/14	1,800	(1,066,500)
Tesla Motors, Inc,
strike price $270.00, expires 6/21/14	1,500	(956,250)
Tripadvisor, Inc.,
strike price $105.00, expires 6/21/14	1,132	(291,490)
strike price $95.00, expires 9/20/14	595	(499,800)
Twitter, Inc.,
strike price $62.50, expires 5/17/14	3,200	(128,000)

		(13,565,780)

Put Options—(0.2)%
Amazon.com, Inc.,
strike price $280.00, expires 1/17/15	658	(921,200)
Facebook, Inc.,
strike price $30.00, expires 1/17/15	8,000	(432,000)

	Contracts	Value*

strike price $32.00, expires 1/17/15	2,720	$(187,680)
International Business Machine,
strike price $175.00, expires 6/21/14	785	(118,535)
Intuit, Inc.,
strike price $55.00, expires 1/17/15	1,600	(88,000)
Microsoft Corp.,
strike price $30.00, expires 1/17/15	19,500	(819,000)

		(2,566,415)

Total Options Written (premiums received—$38,552,576)		(16,132,195)

	Shares

SECURITIES SOLD SHORT (f)—(2.0)%

Common Stock—(2.0)%

Electrical Equipment—(0.0)%
Nidec Corp.	2,000	(122,635)

Internet Software & Services—(0.4)%
Twitter, Inc. (d)	112,835	(5,266,009)

IT Services—(1.2)%
International Business Machines Corp.	78,530	(15,116,240)

Professional Services—(0.3)%
Verisk Analytics, Inc., Class A (d)	55,300	(3,315,788)

Semiconductors & Semiconductor Equipment—(0.0)%
Altera Corp.	900	(32,616)
Cypress Semiconductor Corp.	100	(1,027)

		(33,643)

Software—(0.1)%
Citrix Systems, Inc. (d)	22,192	(1,274,486)

Technology Hardware, Storage & Peripherals—(0.0)%
EMC Corp.	100	(2,741)
Nokia Oyj ADR (d)	9,770	(71,712)

		(74,453)

Total Securities Sold Short (proceeds received—$25,342,643)		(25,203,254)

Total Investments, net of options written and securities sold short (cost—$836,225,130) (a)—97.3%		1,247,532,383

Other assets less other liabilities—2.7%		34,372,077

Net Assets—100.0%		$1,281,904,460

Schedule of Investments

AllianzGI Technology Fund

March 31, 2014 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Securities (net of securities sold short) with an aggregate value of $87,381,352, representing 6.8% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(c)	Affiliated security.
(d)	Non-income producing.
(e)	Exchange traded-Chicago Board Options Exchange.
(f)	Cash collateral of $6,000,000 was pledged for securites sold short.
(g)	Transactions in options written for the nine months ended March 31, 2014:

	Contracts	Premiums
Options outstanding, June 30, 2013	70,930	$22,427,783
Options written	132,280	86,223,519
Options terminated in closing transactions	(69,994)	(51,591,959)
Options expired	(60,903)	(18,031,252)
Options exercised	(1,452)	(475,515)

Options outstanding, March 31, 2014	70,861	$38,552,576

Glossary:

ADR—American Depositary Receipt

FTSE—Financial Times Stock Exchange

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

Schedule of Investments

AllianzGI U.S. Managed Volatility Fund

March 31, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—98.9%

Aerospace & Defense—0.9%
Huntington Ingalls Industries, Inc.	1,900	$194,294
Raytheon Co.	2,460	243,023
TransDigm Group, Inc.	1,060	196,312

		633,629

Banks—3.8%
BankUnited, Inc.	18,090	628,989
BOK Financial Corp.	21,000	1,450,050
Cullen/Frost Bankers, Inc.	6,360	493,091

		2,572,130

Beverages—1.6%
PepsiCo, Inc.	13,460	1,123,910

Capital Markets—0.3%
Ares Capital Corp.	10,560	186,067

Chemicals—1.9%
Kronos Worldwide, Inc.	12,600	210,168
Praxair, Inc.	5,390	705,928
Sigma-Aldrich Corp.	3,760	351,109

		1,267,205

Commercial Services & Supplies—3.0%
Covanta Holding Corp.	68,440	1,235,342
Waste Connections, Inc.	18,400	807,024

		2,042,366

Diversified Telecommunication Services—0.6%
Verizon Communications, Inc.	8,200	390,074

Electric Utilities—5.1%
Duke Energy Corp.	5,949	423,688
Exelon Corp.	12,350	414,466
FirstEnergy Corp.	5,520	187,846
PPL Corp.	17,580	582,601
Southern Co.	42,800	1,880,632

		3,489,233

Food & Staples Retailing—3.2%
Wal-Mart Stores, Inc.	28,800	2,201,184

Food Products—3.5%
Bunge Ltd.	3,670	291,802
Kellogg Co.	27,260	1,709,474
Pinnacle Foods, Inc.	13,000	388,180

		2,389,456

Gas Utilities—0.3%
ONE Gas, Inc. (a)	5,480	196,896

Health Care Equipment & Supplies—3.5%
Abbott Laboratories	6,200	238,762
Baxter International, Inc.	15,380	1,131,660
Edwards Lifesciences Corp. (a)	7,010	519,932
IDEXX Laboratories, Inc. (a)	1,620	196,668

	Shares	Value*

Sirona Dental Systems, Inc. (a)	4,300	$321,081

		2,408,103

Health Care Providers & Services—8.4%
Cardinal Health, Inc.	5,200	363,896
DaVita HealthCare Partners, Inc. (a)	2,700	185,895
Express Scripts Holding Co. (a)	2,820	211,754
Henry Schein, Inc. (a)	3,390	404,664
Humana, Inc.	4,630	521,894
Laboratory Corp. of America Holdings (a)	18,960	1,862,062
MEDNAX, Inc. (a)	4,940	306,181
Quest Diagnostics, Inc.	28,500	1,650,720
VCA Antech, Inc. (a)	6,500	209,495

		5,716,561

Hotels, Restaurants & Leisure—3.5%
Burger King Worldwide, Inc.	21,230	563,656
McDonald’s Corp.	18,460	1,809,634

		2,373,290

Household Products—2.3%
Clorox Co.	10,430	917,944
Kimberly-Clark Corp.	1,900	209,475
Procter & Gamble Co.	5,520	444,912

		1,572,331

Insurance—11.4%
American National Insurance Co.	1,720	194,446
Arch Capital Group Ltd. (a)	6,610	380,340
Erie Indemnity Co., Class A	3,100	216,256
Markel Corp. (a)	2,240	1,335,264
PartnerRe Ltd.	5,230	541,305
RenaissanceRe Holdings Ltd.	16,700	1,629,920
Validus Holdings Ltd.	43,910	1,655,846
White Mountains Insurance Group Ltd.	3,100	1,859,690

		7,813,067

IT Services—3.7%
Amdocs Ltd.	50,200	2,332,292
International Business Machines Corp.	1,150	221,364

		2,553,656

Life Sciences Tools & Services—0.8%
Quintiles Transnational Holdings, Inc. (a)	4,070	206,634
Techne Corp.	4,000	341,480

		548,114

Machinery—0.3%
Deere & Co.	2,110	191,588

Media—3.0%
John Wiley & Sons, Inc., Class A	6,200	357,368
Morningstar, Inc.	13,640	1,077,833
News Corp., Class A (a)	11,970	206,123
Thomson Reuters Corp.	11,320	387,144

		2,028,468

Metals & Mining—1.0%
Newmont Mining Corp.	29,990	702,966

Schedule of Investments

AllianzGI U.S. Managed Volatility Fund

March 31, 2014 (unaudited) (continued)

	Shares	Value*

Multi-line Retail—3.2%
Dollar General Corp. (a)	9,250	$513,190
Family Dollar Stores, Inc.	5,290	306,873
Target Corp.	22,430	1,357,239

		2,177,302

Multi-Utilities—2.9%
Consolidated Edison, Inc.	30,820	1,653,493
PG&E Corp.	7,100	306,720

		1,960,213

Oil, Gas & Consumable Fuels—0.6%
Antero Resources Corp. (a)	2,950	184,670
Ultra Petroleum Corp. (a)	9,600	258,144

		442,814

Personal Products—0.6%
Coty, Inc., Class A	25,480	381,690

Pharmaceuticals—7.6%
Actavis PLC (a)	910	187,324
Endo International PLC (a)	4,700	322,655
Johnson & Johnson	17,590	1,727,866
Mallinckrodt PLC (a)	2,930	185,791
Merck & Co., Inc.	12,810	727,224
Pfizer, Inc.	24,970	802,036
Zoetis, Inc.	42,730	1,236,606

		5,189,502

Professional Services—2.1%
Nielsen Holdings NV	26,580	1,186,266
Verisk Analytics, Inc., Class A (a)	4,000	239,840

		1,426,106

Real Estate Investment Trust—8.9%
American Capital Agency Corp.	58,960	1,267,050
American Homes 4 Rent, Class A	11,900	198,849
Annaly Capital Management, Inc.	116,780	1,281,077
Brixmor Property Group, Inc.	9,470	201,995
Hatteras Financial Corp.	90,130	1,698,950
MFA Financial, Inc.	95,570	740,668
Spirit Realty Capital, Inc.	25,680	281,966
Starwood Waypoint Residential Trust (a)	6,740	194,045
Two Harbors Investment Corp.	17,940	183,885

		6,048,485

Software—0.4%
Workday, Inc., Class A (a)	3,410	311,776

Specialty Retail—3.0%
AutoZone, Inc. (a)	2,270	1,219,217
CST Brands, Inc.	6,020	188,065
Home Depot, Inc.	5,100	403,563
O’Reilly Automotive, Inc. (a)	1,600	237,424

		2,048,269

Technology Hardware, Storage & Peripherals—2.0%
Apple, Inc.	2,580	1,384,789

	Shares	Value*

Thrifts & Mortgage Finance—4.1%
Capitol Federal Financial, Inc.	163,200	$2,048,160
TFS Financial Corp. (a)	58,000	720,940

		2,769,100

Wireless Telecommunication Services—1.4%
SBA Communications Corp., Class A (a)	10,900	991,464

Total Common Stock (cost-$64,716,510)		67,531,804

	Principal Amount (000s)

Repurchase Agreements—1.2%
State Street Bank and Trust Co., dated 3/31/14, 0.00%, due 4/1/14, proceeds $785,000; collateralized by U.S. Treasury Notes, 0.75%, due 3/31/18, valued at $801,550 including accrued interest (cost-$785,000)	$785	785,000

Total Investments (cost—$65,501,510)—100.1%		68,316,804

Liabilities in excess of other assets—(0.1)%		(79,199)

Net Assets—100.0%		$68,237,605

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

AllianzGI Wellness Fund

March 31, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—91.6%

Biotechnology—16.8%
Actelion Ltd.	10,565	$1,001,227
Alexion Pharmaceuticals, Inc. (d)	12,295	1,870,438
Amgen, Inc.	27,544	3,397,277
Biogen Idec, Inc. (d)	11,280	3,450,214
Celgene Corp. (d)	13,645	1,904,842
Eagle Pharmaceuticals, Inc. (d)	86,324	1,100,631
Gilead Sciences, Inc. (d)	112,720	7,987,339
Medivation, Inc. (d)	46,885	3,017,988
Protalix BioTherapeutics, Inc. (c)(d)	284,100	1,301,178
Vertex Pharmaceuticals, Inc. (d)	14,025	991,848

		26,022,982

Food & Staples Retailing—2.2%
Walgreen Co.	51,435	3,396,253

Health Care Equipment & Supplies—10.3%
Baxter International, Inc.	15,700	1,155,206
Boston Scientific Corp. (d)	387,950	5,245,084
Covidien PLC	22,780	1,677,975
Globus Medical, Inc., Class A (d)	148,835	3,957,523
Inogen, Inc. (d)	49,040	809,650
Insulet Corp. (d)	20,230	959,307
Zimmer Holdings, Inc.	23,350	2,208,443

		16,013,188

Health Care Providers & Services—10.1%
Acadia Healthcare Co., Inc. (d)	13,750	620,400
Cardinal Health, Inc.	44,730	3,130,205
HCA Holdings, Inc. (d)	83,315	4,374,038
McKesson Corp.	17,410	3,074,084
UnitedHealth Group, Inc.	54,660	4,481,573

		15,680,300

Health Care Technology—4.3%
Allscripts Healthcare Solutions, Inc. (d)	191,475	3,452,294
Cerner Corp. (d)	55,515	3,122,719

		6,575,013

Life Sciences Tools & Services—9.3%
Agilent Technologies, Inc.	97,325	5,442,414
Illumina, Inc. (d)	15,110	2,246,253
PerkinElmer, Inc.	72,610	3,271,806
Quintiles Transnational Holdings, Inc. (d)	68,265	3,465,814

		14,426,287

Pharmaceuticals—38.6%
AbbVie, Inc.	48,200	2,477,480
Actavis PLC (d)	20,460	4,211,691
Bayer AG	12,000	1,625,083
Bristol-Myers Squibb Co.	66,795	3,470,000
Eli Lilly & Co.	75,585	4,448,933
Forest Laboratories, Inc. (d)	36,330	3,352,169
Johnson & Johnson	81,555	8,011,148

	Shares	Value*

Merck & Co., Inc.	82,710	$4,695,447
Merck KGaA	16,650	2,803,963
Mylan, Inc. (d)	60,115	2,935,415
Pfizer, Inc.	131,085	4,210,450
Roche Holdings AG	23,400	7,037,870
Salix Pharmaceuticals Ltd. (d)	29,950	3,103,120
Shire PLC	80,025	3,961,660
UCB S.A.	43,429	3,484,132

		59,828,561

Total Common Stock (cost—$122,050,477)		141,942,584

	Units

WARRANTS—0.5%

Biotechnology—0.0%
PolyMedix, Inc.,
strike price $0.80, expires 4/11/16 (b)(d)	435,000	—(e)

Pharmaceuticals—0.5%
Sunesis Pharmaceuticals, Inc.,
strike price $2.52, expires 10/6/15 (b)(d)	180,767	792,139

Total Warrants (cost—$225,864)		792,139

	Principal Amount (000s)

Repurchase Agreements—9.5%
State Street Bank and Trust Co., dated 3/31/14, 0.00%, due 4/1/14, proceeds $14,770,000; collateralized by Fannie Mae, 1.02%, due 10/17/17, valued at $15,067,800 including accrued interest (cost—$14,770,000)	$14,770	14,770,000

Total Investments (cost—$137,046,341) (a)—101.6%		157,504,723

Liabilities in excess of other assets—(1.6)%		(2,463,336)

Net Assets—100.0%		$155,041,387

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $19,913,935, representing 12.8% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Securities with an aggregate value of $792,139, representing 0.5% of net assets.
(c)	Affiliated security.
(d)	Non-income producing.
(e)	Value less than $1.

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Investments in underlying funds are valued at the closing net asset value per share (“NAV”) of each underlying fund as reported on each business day. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Adviser”) and the Funds’ sub-advisers Allianz Global Investors U.S. LLC and NFJ Investment Group LLC (“NFJ”) (collectively the “Sub-Advisers”), each an affiliate of the Investment Manager, The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as instructed. Each Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Advisers determine that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of each share class of a Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The NAV of each share class of a Fund is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of each share class of a Fund is calculated. With respect to certain foreign securities, the Funds may fair-value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of each share class of a Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Funds have the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3—valuations based on significant unobservable inputs (including the Sub-Advisers’ or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Funds to measure fair value during the nine months ended March 31, 2014 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds—Convertible bonds are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at March 31, 2014 in valuing the Funds’ assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedules of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/14
AllianzGI Emerging Markets Opportunities:
Investments in Securities—Assets
Common Stock:
Brazil	$10,231,943	$—	$—	$10,231,943
China	3,135,957	13,505,632	—	16,641,589
Colombia	469,179	—	—	469,179
India	291,343	10,362,424	—	10,653,767
Mexico	1,422,095	—	—	1,422,095
Peru	565,748	—	—	565,748
Poland	521,436	—	—	521,436
Russian Federation	4,151,145	—	1,062,658	5,213,803
Switzerland	601,601	580,945	—	1,182,546
United States	3,344,611	—	—	3,344,611
All Other	—	56,570,703	—	56,570,703
Preferred Stock	—	—	2,376,088	2,376,088
Repurchase Agreements	—	3,668,000	—	3,668,000

Totals	$24,735,058	$84,687,704	$3,438,746	$112,861,508

AllianzGI Focused Growth:
Investments in Securities—Assets
Common Stock	$560,046,735	$—	$—	$560,046,735
Repurchase Agreements	—	11,765,000	—	11,765,000

Totals	$560,046,735	$11,765,000	$—	$571,811,735

AllianzGI Global Commodity Equity:
Investments in Securities—Assets
Common Stock:
Australia	$—	$1,193,364	$—	$1,193,364
China	318,765	466,458	—	785,223
Denmark	—	866,030	—	866,030
France	—	2,187,820	—	2,187,820
Germany	—	1,790,436	—	1,790,436
Ireland	—	542,279	—	542,279
Japan	—	2,130,753	—	2,130,753
Singapore	—	1,155,290	—	1,155,290
Spain	—	743,664	—	743,664
Switzerland	517,588	230,059	—	747,647
United Kingdom	—	2,341,392	—	2,341,392
All Other	35,613,735	—	—	35,613,735
Repurchase Agreements	—	240,000	—	240,000

Totals	$36,450,088	$13,887,545	$—	$50,337,633

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/14

AllianzGI Global Small-Cap:
Investments in Securities—Assets
Common Stock:
Australia	$490,980	$475,307	$—	$966,287
Austria	—	1,194,479	—	1,194,479
China	—	1,620,909	—	1,620,909
Denmark	—	3,549,542	—	3,549,542
Finland	1,498,480	830,217	—	2,328,697
France	—	3,017,911	—	3,017,911
Germany	—	4,494,053	—	4,494,053
Greece	—	1,121,899	—	1,121,899
Hong Kong	—	3,883,238	—	3,883,238
Indonesia	—	267,113	—	267,113
Italy	—	3,752,070	—	3,752,070
Japan	—	17,038,150	—	17,038,150
Korea (Republic of)	—	715,953	—	715,953
Netherlands	—	1,359,702	—	1,359,702
New Zealand	—	285,001	—	285,001
Philippines	—	576,731	—	576,731
Spain	—	2,387,351	—	2,387,351
Sweden	807,148	4,187,390	—	4,994,538
Switzerland	1,286,262	1,244,599	—	2,530,861
Taiwan	119,319	1,331,243	—	1,450,562
United Kingdom	—	14,308,984	—	14,308,984
All Other	109,600,461	—	—	109,600,461
Repurchase Agreements	—	13,068,000	—	13,068,000

Totals	$113,802,650	$80,709,842	$—	$194,512,492

AllianzGI Income & Growth:
Investments in Securities—Assets
Common Stock	$707,254,058	$—	$—	$707,254,058
Corporate Bonds & Notes	—	659,809,212	—	659,809,212
Convertible Bonds	—	585,867,454	—	585,867,454
Convertible Preferred Stock:
Aerospace & Defense	10,402,894	—	—	10,402,894
Banks	5,051,687	12,316,693	—	17,368,380
Electric Utilities	5,470,000	—	—	5,470,000
Insurance	9,741,270	—	—	9,741,270
Machinery	2,558,718	9,141,366	—	11,700,084
Real Estate Investment Trust	2,983,200	8,463,451	—	11,446,651
Telecommunications	2,341,822	—	—	2,341,822
All Other	—	31,007,948	—	31,007,948
Repurchase Agreements	—	71,267,000	—	71,267,000

	745,803,649	1,377,873,124	—	2,123,676,773

Investment in Securities—Liabilities
Options Written, at value:
Market Price	(1,257,115)	—	—	(1,257,115)

Totals	$744,546,534	$1,377,873,124	$—	$2,122,419,658

AllianzGI International Managed Volatility:
Investments in Securities—Assets
Common Stock:
Germany	$2,062,676	$5,216,068	$—	$7,278,744
Hong Kong	387,092	11,639,878	—	12,026,970
Norway	367,871	—	—	367,871
United Kingdom	352,086	19,559,930	—	19,912,016
All Other	—	51,185,216	—	51,185,216
Repurchase Agreements	—	509,000	—	509,000

Totals	$3,169,725	$88,110,092	$—	$91,279,817

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/14

AllianzGI Large-Cap Growth:
Investments in Securities—Assets
Common Stock	$80,082,632	$—	$—	$80,082,632
Repurchase Agreements	—	850,000	—	850,000

Totals	$80,082,632	$850,000	$—	$80,932,632

AllianzGI Mid-Cap:
Investments in Securities—Assets
Common Stock	$341,533,062	$—	$—	$341,533,062
Repurchase Agreements	—	1,211,000	—	1,211,000

Totals	$341,533,062	$1,211,000	$—	$342,744,062

AllianzGI NFJ All-Cap Value:
Investments in Securities—Assets
Common Stock	$27,000,010	$—	$—	$27,000,010
Repurchase Agreements	—	152,000	—	152,000

Totals	$27,000,010	$152,000	$—	$27,152,010

AllianzGI NFJ Dividend Value:
Investments in Securities—Assets
Common Stock	$8,873,302,767	$—	$—	$8,873,302,767
Mutual Funds	25,000,000	—	—	25,000,000
Repurchase Agreements	—	293,680,000	—	293,680,000

Totals	$8,898,302,767	$293,680,000	$—	$9,191,982,767

AllianzGI NFJ International Value:
Investments in Securities—Assets
Common Stock:
China	$—	$207,857,843	$—	$207,857,843
Denmark	—	56,135,583	—	56,135,583
France	31,379,309	84,501,770	—	115,881,079
Germany	—	92,706,022	—	92,706,022
Hong Kong	—	57,832,236	—	57,832,236
Israel	63,191,356	29,958,700	—	93,150,056
Japan	117,288,617	245,693,893	—	362,982,510
Norway	66,912,442	31,337,874	—	98,250,316
Singapore	55,816,722	54,502,876	—	110,319,598
United Kingdom	412,031,107	268,552,386	—	680,583,493
All Other	1,082,774,160	—	—	1,082,774,160
Preferred Stock	—	63,395,678	—	63,395,678
Repurchase Agreements	—	41,261,000	—	41,261,000

Totals	$1,829,393,713	$1,233,735,861	$—	$3,063,129,574

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/14

AllianzGI NFJ Large-Cap Value:
Investments in Securities—Assets
Common Stock	$738,306,378	$—	$—	$738,306,378
Repurchase Agreements	—	14,940,000	—	14,940,000

Totals	$738,306,378	$14,940,000	$—	$753,246,378

AllianzGI NFJ Mid-Cap Value:
Investments in Securities—Assets
Common Stock	$784,065,842	$—	$—	$784,065,842
Repurchase Agreements	—	15,806,000	—	15,806,000

Totals	$784,065,842	$15,806,000	$—	$799,871,842

AllianzGI NFJ Small-Cap Value:
Investments in Securities—Assets
Common Stock	$7,509,330,426	$—	$—	$7,509,330,426
Mutual Funds	64,189,856	—	—	64,189,856
Repurchase Agreements	—	390,631,000	—	390,631,000

Totals	$7,573,520,282	$390,631,000	$—	$7,964,151,282

AllianzGI Opportunity:
Investments in Securities—Assets
Common Stock	$109,330,192	$—	$—	$109,330,192
Repurchase Agreements	—	1,645,000	—	1,645,000

Totals	$109,330,192	$1,645,000	$—	$110,975,192

AllianzGI Small Cap Blend:
Investments in Securities—Assets
Common Stock	$6,114,210	$—	$—	$6,114,210
Repurchase Agreements	—	221,000	—	221,000

Totals	$6,114,210	$221,000	$—	$6,335,210

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/14

AllianzGI Technology:
Investments in Securities—Assets
Common Stock:
Chemicals	$11,377	$12,206	$—	$23,583
Communications Equipment	104,896,026	6,664,453	—	111,560,479
Electronic Equipment, Instruments & Components	11,804,034	11,252,326	—	23,056,360
Internet & Catalog Retail	91,100,114	1,781,907	—	92,882,021
Internet Software & Services	165,501,089	23,679,404	—	189,180,493
IT Services	60,139,843	35,829	—	60,175,672
Semiconductors & Semiconductor Equipment	167,991,172	31,827,293	—	199,818,465
Software	220,085,233	5,632,487	—	225,717,720
Technology Hardware, Storage & Peripherals	165,678,901	6,618,082	—	172,296,983
All Other	107,476,443	—	—	107,476,443
Exchange-Traded Funds	5,168	—	—	5,168
Repurchase Agreements	—	63,000,000	—	63,000,000
Options Purchased:
Market Price	43,674,445	—	—	43,674,445

	1,138,363,845	150,503,987	—	1,288,867,832

Investment in Securities—Liabilities
Options Written, at value:
Market Price	(16,132,195)	—	—	(16,132,195)
Securities Sold Short, at value:
Electrical Equipment	—	(122,635)	—	(122,635)
All Other	(25,080,619)	—	—	(25,080,619)

	(41,212,814)	(122,635)	—	(41,335,449)

Totals	$1,097,151,031	$150,381,352	$—	$1,247,532,383

AllianzGI U.S. Managed Volatility:
Investments in Securities—Assets
Common Stock	$67,531,804	$—	$—	$67,531,804
Repurchase Agreements	—	785,000	—	785,000

Totals	$67,531,804	$785,000	$—	$68,316,804

AllianzGI Wellness:
Investments in Securities—Assets
Common Stock:
Biotechnology	$25,021,755	$1,001,227	$—	$26,022,982
Pharmaceuticals	40,915,853	18,912,708	—	59,828,561
All Other	56,091,041	—	—	56,091,041
Warrants	—	—	792,139	792,139
Repurchase Agreements	—	14,770,000	—	14,770,000

Totals	$122,028,649	$34,683,935	$792,139	$157,504,723

At March 31, 2014, the following Funds had transfers between Levels 1 and 2:

	Transfers
	Level 1 to Level 2		Level 2 to Level 1
AllianzGI Emerging Markets Opportunities	2,259,477	(a)	—
AllianzGI Global Small-Cap	4,110,239	(a)	—
AllianzGI Income & Growth	26,619,873	(c)	—
AllianzGI International Managed Volatility	374,352	(a)	1,166,503	(b)
AllianzGI Technology	3,546	(a)	—

(a)	This transfer was the result of securities trading outside the U.S. whose values were not adjusted by the application of a modeling tool at June 30, 2013, which was applied on March 31, 2014.
(b)	This transfer was the result of securities trading outside the U.S. whose values were adjusted by the application of a modeling tool at June 30, 2013, which was not applied on March 31, 2014.
(c)	This transfer was the result of securities with a quoted price in an active market at June 30, 2013, which was not available on March 31, 2014.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended March 31, 2014, was as follows:

	Beginning Balance 6/30/13	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3*	Ending Balance 3/31/14

AllianzGI Emerging Markets Opportunities:
Investments in Securities—Assets
Common Stock:
Russian Federation	$452,560	$1,448,244	$(616,595)	$—	$116,105	$(337,656)	$—	$—	$1,062,658
Preferred Stock	526,893	1,949,437	(139,043)	—	5,643	33,158	—	—	2,376,088

Totals	$979,453	$3,397,681	$(755,638)	$—	$121,748	$(304,498)	$—	$—	$3,438,746

AllianzGI Global Small-Cap:
Investments in Securities—Assets
Common Stock:
Thailand	$341,606	$—	$(328,196)	$—	$(4,646)	$(8,764)	$—	$—	$—

AllianzGI Income & Growth:
Investments in Securities—Assets
Corporate Bonds & Notes:
Oil & Gas	$6,721,800	$—	$—	$—	$—	$461,300	$—	$(7,183,100)	$—

AllianzGI Wellness:
Investments in Securities—Assets
Warrants	$525,589	$—	$—	$—	$—	$266,550	$—	$—	$792,139

The following tables present additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2014:

	Ending Balance at 3/31/14	Valuation Technique Used	Unobservable Inputs	Input Values
AllianzGI Emerging Markets Opportunities:
Investments in Securities—Assets
Common Stock	$1,062,658	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	$1.02
Preferred Stock	$2,376,088	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	$0.72

AllianzGI Wellness:
Investments in Securities—Assets
Warrants	$792,139	Portfolio Manager Recommendation	Price of Warrant	$4.38

*	Transferred out of Level 3 into Level 2 because an evaluated price with observable inputs from a third-party pricing vendor became available.

The net change in unrealized appreciation/depreciation of Level 3 investments which AllianzGI Emerging Markets Opportunities and AllianzGI Wellness held at March 31, 2014, was $27,148 and $266,550, respectively.

At March 31, 2014, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments (before options written and securities sold short) for federal income tax purposes were:

	Federal Tax Cost Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AllianzGI Emerging Markets Opportunities	$101,682,542	$13,058,777	$1,879,811	$11,178,966
AllianzGI Focused Growth	406,543,174	168,958,531	3,689,970	165,268,561
AllianzGI Global Commodity Equity	41,817,317	8,836,234	315,918	8,520,316
AllianzGI Global Small-Cap	158,113,557	38,300,143	1,901,208	36,398,935
AllianzGI Income & Growth	2,158,984,421	44,122,230	79,429,878	(35,307,648)
AllianzGI International Managed Volatility	84,749,084	8,537,034	2,006,301	6,530,733
AllianzGI Large-Cap Growth	61,189,109	19,975,867	232,344	19,743,523
AllianzGI Mid-Cap	276,868,052	69,187,600	3,311,590	65,876,010
AllianzGI NFJ All-Cap Value	20,822,987	6,559,623	230,600	6,329,023
AllianzGI NFJ Dividend Value	7,091,223,795	2,232,963,877	132,204,905	2,100,758,972
AllianzGI NFJ International Value	2,767,030,831	452,725,535	156,626,792	296,098,743
AllianzGI NFJ Large-Cap Value	543,674,245	217,228,401	7,656,268	209,572,133
AllianzGI NFJ Mid-Cap Value	584,651,028	227,364,997	12,144,183	215,220,814
AllianzGI NFJ Small-Cap Value	5,764,836,614	2,276,818,502	77,503,834	2,199,314,668
AllianzGI Opportunity	97,877,486	14,850,314	1,752,608	13,097,706
AllianzGI Small-Cap Blend	5,543,357	876,138	84,285	791,853
AllianzGI Technology	912,210,498	381,133,646	4,476,312	376,657,334
AllianzGI U.S. Managed Volatility	65,745,877	3,169,569	598,642	2,570,927
AllianzGI Wellness	137,058,277	22,126,882	1,680,436	20,446,446

Differences, if any, between book and tax cost basis were attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds

By:	/s/ Julian Sluyters

Julian Sluyters, Trustee, President & Chief Executive Officer

Date: May 20, 2014

By:	/s/ Lawrence G. Altadonna

Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian Sluyters

Julian Sluyters, Trustee, President & Chief Executive Officer

Date: May 20, 2014

By:	/s/ Lawrence G. Altadonna

Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: May 20, 2014